       Insured California Intermediate Term Portfolio Series 11
                                              File No. 33-49703
                                   Delaware Portfolio Series 13
                                              File No. 33-49595
                                   Maryland Portfolio Series 15
                                              File No. 33-40710
                            Investment Company Act No. 811-3676

              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                POST-EFFECTIVE AMENDMENT NO. 2
                          TO FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

     A.   Exact name of Trust:

          DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFIOLO
            SERIES 11
          DELAWARE PORTFOLIO SERIES 13
          MARYLAND PORTFOLIO SERIES 15

     B.   Name of Depositor:

          DEAN WITTER REYNOLDS INC.

     C. Complete address of Depositor's principal executive office:

          DEAN WITTER REYNOLDS INC.
          Two World Trade Center
          New York, New York  10048

     D.   Name and complete address of agent for service:

          Mr. Michael D. Browne
          Dean Witter Reynolds Inc.
          Unit Trust Department
          Two World Trade Center, 59th Floor
          New York, New York  10048

          Copy to:

          Kenneth W. Orce, Esq.
          Cahill Gordon & Reindel
          80 Pine Street
          New York, New York  10005

            Check box if it is proposed that this filing should
      /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

            Pursuant to Rule 429(b) under the Securities Act of
            1933, the Registration Statement and prospectus contained herein relates to Registration Statements
            Nos.:

                  33-49703
                  33-49595
                  33-40710

                           Cross Reference Sheet

                  Pursuant to Rule 404(c) of Regulation C
                     under the Securities Act of 1933

               (Form N-8B-2 Items required by Instruction 1
                       as to Prospectus on Form S-6)



Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      I.  Organization and General Information

1.    a)    Name of Trust                       Front Cover
      b)    Title of securities issued

2.    Name and address of Depositor             Table of Contents

3.    Name and address of Trustee               Table of Contents

4.    Name and address of principal             Table of Contents
      Underwriter

5.    Organization of Trust                     Introduction

6.    Execution and termination of              Introduction; Amendment
      Indenture                                 and Termination of the
                                                Indenture

7.    Changes of name                           <F50>

8.    Fiscal Year                               Included in Form N-8B-2

9.    Litigation                                <F50>

      II.  General Description of the Trust
           and Securities of the Trust

10.   General Information regarding
      Trust's Securities and Rights
      of Holders

      a)    Type of Securities                  Rights of Unit Holders
            (Registered or Bearer)

      b)    Type of Securities                  Administration of the
____________________

<F50>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

            (Cumulative or                      Trust-Distribution
            Distributive)

      c)    Rights of Holders as to             Redemption; Public
            Withdrawal or Redemption            Offering of Units-
                                                Secondary Market

      d)    Rights of Holders as to             Public Offering of Units-
            conversion, transfer, etc.          Secondary Market;
                                                Exchange Option;
                                                Redemption; Rights of
                                                Unit Holders-Certificates

      e)    Lapses or defaults with             <F50>
            respect to periodic payment
            plan certificates

      f)    Voting rights as to                 Rights of Unit Holder-
            Securities under the                Certain Limitations
            Indenture

      g)    Notice to Holders as to             Amendment and Termina-
            change in:                          tion of the Indenture

            1)    Assets of Trust               Administration of the
                                                Trust-Reports to Unit
                                                Holders; The
                                                Trust-Summary Description
                                                of the Portfolios

            2)    Terms and Conditions          Amendment and Termination
                  of Trust's Securities         of the Indenture

            3)    Provisions of Trust           Amendment and Termination
                                                of the Indenture

            4)    Identity of Depositor         Sponsor; Trustee
                  and Trustee

      h)    Security Holders consent
            required to change:

            1)    Composition of assets         Amendment and Termination
                  of Trust                      of the Indenture

            2)    Terms and conditions          Amendment and Termination
____________________

<F50>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

                  of Trust's Securities         of the Indenture

            3)    Provisions of Indenture       Amendment and Termination
                                                of the Indenture

            4)    Identity of Depositor         <F50>
                  and Trustee

                  (i)  Other Provisions         Cover of Prospectus; tax
                                                status

11.   Type of securities comprising             The Trust-Summary
      units                                     Description of the
                                                Portfolios; Objectives
                                                and Securities Selection;
                                                The Trust-Special
                                                Considerations

12.   Type of securities comprising             <F50>
      periodic payment certificates

13.   a)    Load, fees, expenses, etc.          Summary of Essential
                                                Information; Public
                                                Offering of Units-Public
                                                Offering Price;-Profit of
                                                Sponsor;-Volume Discount;
                                                Expenses and Charges

      b)    Certain information                 <F50>
            regarding periodic payment
            certificates

      c)    Certain percentages                 Summary of Essential
                                                Information; Public
                                                Offering of Units-Public
                                                Offering Price;
                                                -Profit of Sponsor;
                                                -Volume Discount

      d)    Price differentials                 Public Offering of Units
                                                - Public Offering Price

      e)    Certain other fees, etc.            Rights of Unit Holders -
            payable by holders                  Certificates

      f)    Certain profits receivable          Redemption -- Purchase by
____________________

<F50>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

            by depositor, principal             the Sponsors of Units
            underwriters, trustee or            Tendered for Redemption
            affiliated persons

      g)    Ratio of annual charges             <F50>
            to income

14.   Issuance of trust's securities            Introduction; Rights of
                                                Unit Holders -
                                                Certificates

15.   Receipt and handling of                   Public Offering of Units-
      payments from purchasers                  Profit of Sponsor

16.   Acquisition and disposition               Introduction; Amendment
      of underlying securities                  and Termination of the
                                                Indenture; Objectives and
                                                Securities Selection; The
                                                Trust-Summary Description
                                                of the Portfolio;
                                                Sponsor-Responsibility

17.   Withdrawal or redemption                  Redemption; Public Offer-
      by Security Holders                       ing of Units-Secondary
                                                Market;

18.   a)    Receipt and disposition             Administration of the
            of income                           Trust; Reinvestment
                                                Programs

      b)    Reinvestment of                     Reinvestment Programs
            distributions

      c)    Reserves or special fund            Administration of the
                                                Trust-Distribution

      d)    Schedule of distribution            <F50>

19.   Records, accounts and report              Administration of the
                                                Trust-Records and
                                                Accounts;-Reports to Unit
                                                Holders

20.   Certain miscellaneous                     Amendment and Termination
      provisions of the Indenture               of the Indenture; Sponsor
                                                - Limitation on Liability
____________________

<F50>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

                                                - Resignation; Trustee -
                                                - Limitation on Liability
                                                - Resignation

21.   Loans to security holders                 <F50>

22.   Limitations on liability                  Sponsor, Trustee;
                                                Evaluator - Limitation on
                                                Liability

23.   Bonding arrangements                      Included on Form N-8B-2

24.   Other material provisions of              <F50>
      the Indenture

      III.  Organization Personnel and
             Affiliated Persons of Depositor

25.   Organization of Depositor                 Sponsor

26.   Fees received by Depositor                Expenses and Charges -
                                                fees; Public Offering of
                                                Units-Profit of Sponsor

27.   Business of Depositor                     Sponsor and Included in
                                                Form N-8B-2

28.   Certain information as to                 Included in Form N-8B-2
      officials and affiliated
      persons of Depositor

29.   Voting securities of Depositor            Included in Form N-8B-2

30.   Persons controlling Depositor             <F50>

31.   Payments by Depositor for                 <F50>
      certain other services

32.   Payments by Depositor for                 <F50>
      certain other services
      rendered to trust

33.   Remuneration of employees of              <F50>
      Depositor for certain services
      rendered to trust

____________________

<F50>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

34.   Remuneration of other                     <F50>
      persons for certain services
      rendered to trust

      IV.  Distribution and Redemption of Securities

35.   Distribution of trust's                   Public Offering of Units-
      securities by states                      Public Distribution

36.   Suspension of sales of                    <F50>
      trust's securities

37.   Revocation of authority to                <F50>
      distribute

38.   a)    Method of distribution              Public Offering of Units
      b)    Underwriting agreements
      c)    Selling agreements

39.   a)    Organization of principal           Sponsor
            underwriter
      b)    N.A.S.D. membership of
            principal underwriter

40.   Certain fees received by                  Public Offering of Units-
      principal underwriter                     Profit of Sponsor

41.   a)    Business of principal               Sponsor
            underwriter

      b)    Branch officers of principal        <F50>
            underwriter

      c)    Salesman of principal               <F50>
            underwriter

42.   Ownership of trust's securities           <F50>
      by certain persons

43.   Certain brokerage commissions             <F50>
      received by principal underwriter

44.   a)    Method of valuation                 Public Offering of Units

      b)    Schedule as to offering             <F50>
            price

____________________

<F50>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      c)    Variation in offering               Public Offering of Units-
            price to certain persons            -Volume Discount;
                                                Exchange option

45.   Suspension of redemption rights           <F50>

46.   a)    Redemption valuation                Public Offering of Units-
                                                Secondary Market;
                                                Redemption

      b)    Schedule as to redemption           <F50>
            price

47.   Maintenance of position in                See items 10(d), 44 and
      underlying securities                     46

      V.  Information concerning the Trustee or Custodian

48.   Organization and regulation               Trustee
      of Trustee

49.   Fees and expenses of Trustee              Expenses and Charges

50.   Trustee's lien                            Expenses and Charges

      VI.  Information concerning Insurance
            of Holders of Securities

51.   a)    Name and address of                 <F50>
            Insurance Company

      b)    Type of policies                    <F50>

      c)    Type of risks insured and           <F50>
            excluded

      d)    Coverage of policies                <F50>

      e)    Beneficiaries of policies           <F50>

      f)    Terms and manner of                 <F50>
            cancellation

      g)    Method of determining               <F50>
            premiums

____________________

<F50>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

      h)    Amount of aggregate                 <F50>
            premiums paid

      i)    Who receives any part of            <F50>
            premiums

      j)    Other material provisions           <F50>
            of the Trust relating to
            insurance

      VII.  Policy of Registrant

52.   a)    Method of selecting and             Introduction; Objectives
            eliminating securities              and Securities Selection;
            from the Trust                      The Trust - Summary
                                                Description of the
                                                Portfolio; Sponsor -
                                                Responsibility

      b)    Elimination of securities           <F50>
            from the Trust

      c)    Policy of Trust regarding           Introduction; Objectives
            substitution and                    and Securities Selection;
            elimination of securities           Sponsor - Responsibility

      d)    Description of any                  <F50>
            fundamental policy of the
            Trust

53.   Taxable status of the                     Cover of Prospectus; Tax
      Trust                                     Status

      VIII.  Financial and Statistical Information

54.   Information regarding the                 <F50>
      Trust's past ten fiscal years

55.   Certain information regarding             <F50>
      periodic payment plan
      certificates

56.   Certain information regarding             <F50>
      periodic payment plan
      certificates

____________________

<F50>   Not applicable, answer negative or not required.

Form N-8B-2                                     Form S-6
Item Number                                     Heading in Prospectus

57.   Certain information regarding             <F50>
      periodic payment plan
      certificates

58.   Certain information regarding             <F50>
      periodic payment plan
      certificates

59.   Financial statements                      Statement of Financial
      (Instruction 1(c) to Form S-6)            Condition

____________________

<F50>   Not applicable, answer negative or not required.

LOGO

DEAN WITTER SELECT
MUNICIPAL TRUST


INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

Standard & Poor's Corporation Rating:  AAA

DELAWARE PORTFOLIO SERIES 13
(Intermediate-Long Term Maturity)

MARYLAND PORTFOLIO SERIES 15
(Intermediate-Long Term Maturity)


(Unit Investment Trusts)

_______________________________________________________________
These Trusts were formed for the purpose of providing interest income which in the opinion of bond counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxes to individual Unit Holders resident in the state for which the State Trust is named, through investment in a fixed portfolio consisting primarily of investment grade intermediate-long term (or intermediate term, in the case of the Insured California Intermediate Term Trust) state, municipal and public authority debt obligations. The value of the Units of each of the Trusts will fluctuate with the value of the portfolio of underlying Securities. The portfolio of the Insured California Intermediate Term Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 2001, approximately 20% of the per Unit principal amount of the Securities included in the Trust. (See:
"Schedule of Portfolio Securities".) The Units of the Insured California Intermediate Term Trust only are rated AAA by Standard & Poor's Corporation because all of the Securities in such Trust have been irrevocably insured by insurance either provided by the respective Issuers thereof or obtained by third parties. Minimum Purchase: 1 Unit for the Delaware Uninsured and Maryland Uninsured Trusts and $1,000 for the Insured California Intermediate Term Trust.
_______________________________________________________________

This Prospectus consists of two parts. Part A contains a Summary of Essential Information and descriptive material relating to the Trusts, and the portfolio and financial statements of each Trust. Part B contains a general description of the Trusts. Part A may not be distributed unless accompanied by Part B.
_______________________________________________________________

The Initial Public Offering of Units in the Trusts has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the Secondary Market.
_______________________________________________________________

Sponsor:    LOGO                  DEAN WITTER REYNOLDS INC.

_______________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_______________________________________________________________
Read and retain both parts of this Prospectus for future reference.

Units of the Trusts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and the Units are not federally insured by the Federal Deposit Insurance Corporation, Federal Reserve Board, or any other agency.

                 Prospectus Part A dated November 16, 1995

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION WITH RESPECT TO THE INVESTMENT COMPANY SET FORTH IN ITS REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO WHICH HAVE BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

THE USE OF THE TERM "INSURED" IN THE NAME OF THIS TRUST DOES
NOT MEAN THAT THE TRUST UNITS ARE INSURED BY ANY GOVERNMENTAL
OR PRIVATE ORGANIZATION.  THE TRUST UNITS ARE NOT INSURED.

                    DEAN WITTER SELECT MUNICIPAL TRUST
         INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11
                       DELAWARE PORTFOLIO SERIES 13
                       MARYLAND PORTFOLIO SERIES 15

                             TABLE OF CONTENTS

      PART A                                                           Page

      Table of Contents...........................................      A-1
      Summary of Essential Information............................      A-3
             The Insured California Intermediate
              Term Trust..........................................     A-12
             The Delaware Uninsured Trust.........................     A-27
             The Maryland Uninsured Trust.........................     A-37
      Independent Auditor's Report................................     F-1

      PART B

      Introduction................................................       1
      The Trust...................................................       2
             Special Considerations...............................       2
             Summary Description of the Portfolios................       3
      Insurance on the Securities in an Insured Trust.............       21
      Objectives and Securities Selection.........................       25
      The Units...................................................       26
      Tax Status..................................................       27
      Public Offering of Units....................................       32
             Public Offering Price................................       32
             Public Distribution..................................       33
             Secondary Market.....................................       34
             Profit of Sponsor....................................       35
             Volume Discount......................................       35
      Exchange Option.............................................       36
      Reinvestment Programs.......................................       37
      Redemption..................................................       38
             Tender of Units......................................       38
             Computation of Redemption Price per Unit.............       39
             Purchase by the Sponsor of Units
               Tendered for Redemption............................       39
                                    A-1

                                                                     Page

      Rights of Unit Holders......................................       40
             Certificates.........................................       40
             Certain Limitations..................................       40
      Expenses and Charges........................................       40
             Initial Expenses.....................................       40
             Fees.................................................       40
             Other Charges........................................       41
      Administration of the Trust.................................       42
             Records and Accounts.................................       42
             Distribution.........................................       42
             Distribution of Interest and Principal...............       42
             Reports to Unit Holders..............................       44
      Sponsor.....................................................       45
      Trustee.....................................................       47
      Evaluator...................................................       48
      Amendment and Termination of the Indenture..................       49
      Legal Opinions..............................................       50
      Auditors....................................................       50
      Bond Ratings................................................       50
      Federal Tax Free vs. Taxable Income.........................       54

                                    Sponsor:

                           Dean Witter Reynolds Inc.
                             Two World Trade Center
                           New York, New York  10048

                                   Evaluator:

                         Kenny S&P Evaluation Services
                       A Division of J.J. Kenny Co., Inc.
                                  65 Broadway
                           New York, New York  10006

                                    Trustee:

                              The Bank of New York
                               101 Barclay Street
                           New York, New York  10286

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS WITH RESPECT TO THIS INVESTMENT COMPANY NOT CONTAINED IN THIS PROSPECTUS; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.
                                    A-2


                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                         INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                                         As of September 30, 1995




FACE AMOUNT OF SECURITIES           $3,750,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER 1,000 UNITS          .0116%
NUMBER OF UNITS                         3,750,000
                                                      ESTIMATED CURRENT RETURN (based on
FRACTIONAL UNDIVIDED INTEREST IN THE                    Public Offering Price)<F2>                4.214%
  TRUST REPRESENTED BY EACH UNIT    1/3,750,000th
                                                      ESTIMATED LONG TERM RETURN (based on
PUBLIC OFFERING PRICE                                   Public Offering Price)<F2>                4.299%

  Aggregate bid side evaluation
    of Securities in the Trust      $3,585,799.00     MONTHLY INTEREST DISTRIBUTIONS

  Divided by 3,750,000 Units                            Estimated net annual interest rate
    multiplied by 1,000             $      956.21         per 1,000 Units times $1,000           $41.93
                                                        Divided by 12                            $ 3.49
  Plus sales charge of 3.893% of
    Public Offering Price (4.050%                     RECORD DATE:  The ninth day of each month
    of net amount invested in
    Securities)                             38.73     DISTRIBUTION DATE:  The fifteenth
                                                        day of each month
Public Offering Price per 1,000 Units      994.94
                                                      MINIMUM PRINCIPAL DISTRIBUTION:  No
  Plus undistributed net investment                     distribution need be made from the
    income and accrued interest             12.90<F1>   Principal Account if balance therein
                                                        is less than $1 per 1,000 Units
    Adjusted Public Offering Price                      outstanding
      (per 1,000 Units)             $    1,007.84
                                                      TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
SPONSOR'S REPURCHASE PRICE AND                          Evaluator's fee) $1.69 per $1,000
  REDEMPTION PRICE PER 1,000 UNITS                      face amount of underlying Securities     $ 1.69
  (based on bid side evaluation of
  underlying Securities, $38.73                       SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  less than Adjusted Public Offering                    FEE:  Maximum of $.25 per $1,000
  Price per 1,000 Units)            $      969.11       face amount of underlying Securities        .25

                                                      TOTAL ESTIMATED ANNUAL EXPENSES PER
CALCULATION OF ESTIMATED NET                             1,000 UNITS                             $ 1.94
  ANNUAL INTEREST RATE PER 1,000 UNITS
  (based on face amount of $1 per Unit)               EVALUATOR'S FEE FOR EACH EVALUATION:
                                                        $.40 per issue of Security

  Annual interest rate per 1,000 Units      4.387%    EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  December 31, 2033
    1,000 Units ($1.94) expressed as
    a percentage                             .194%    DISCRETIONARY LIQUIDATION AMOUNT:  The In-
                                                        denture may be terminated by the Sponsor if
Estimated net annual interest rate                      the value of the Trust at any time is less
  per 1,000 Units                           4.193%      than $1,500,000.


<F1>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on
September 29, 1995, the last trading date during the period.

<F2>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and
"Public Offering of Units - Volume Discount" in Part B of this Prospectus.)

                                             A-3

                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                  DELAWARE PORTFOLIO SERIES 13

                                         As of September 30, 1995




FACE AMOUNT OF SECURITIES          $2,085,000.00      DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT               .0124%
NUMBER OF UNITS                            2,085
                                                      ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F13>             4.518%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT       1/2,085th      ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F13>             4.672%

PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust     $1,967,074.00        Estimated net annual interest rate
                                                          per Unit times $1,000                $44.63
  Divided by 2,085 Units           $      943.44        Divided by 12                          $ 3.71

  Plus sales charge of 4.499% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (4.712%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                            44.45        day of each month

Public Offering Price per Unit            987.89      MINIMUM PRINCIPAL DISTRIBUTION:  No
                                                        distribution need be made from the
  Plus undistributed net investment                     Principal Account if balance therein
    income and accrued interest            15.22<F12>   is less than $1 per Unit outstanding

    Adjusted Public Offering Price $    1,003.11      TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
                                                        Evaluator's fee) $1.83 per $1,000
SPONSOR'S REPURCHASE PRICE AND                          face amount of underlying Securities   $ 1.83
  REDEMPTION PRICE PER UNIT
  (based on bid side evaluation of                    SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  underlying Securities, $44.45                         FEE:  Maximum of $.25 per $1,000
  less than Adjusted Public Offer-                      face amount of underlying Securities      .25
  ing Price per Unit)              $      958.66
                                                      TOTAL ESTIMATED ANNUAL EXPENSES
                                                        PER UNIT                               $ 2.08
CALCULATION OF ESTIMATED NET
  ANNUAL INTEREST RATE PER UNIT                       EVALUATOR'S FEE FOR EACH EVALUATION:
  (based on face amount of $1,000                       Minimum of $.40 per issue of Security
  per Unit)
                                                      EVALUATION TIME:  4:00 P.M. New York Time
  Annual interest rate per Unit            4.671%
                                                      MANDATORY TERMINATION DATE:  December 31, 2033
  Less estimated annual expenses per
    Unit ($2.08) expressed as a                       DISCRETIONARY LIQUIDATION AMOUNT:  The In-
    percentage                              .208%       denture may be terminated by the Sponsor if
                                                        the value of the Trust at any time is less
Estimated net annual interest rate                      than $834,000.
  per Unit                                 4.463%


<F12> Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on
September 29, 1995, the last trading date during the period.

<F13> The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public
Offering of Units - Volume Discount" in Part B of this Prospectus.)

                                              A-4

                                     SUMMARY OF ESSENTIAL INFORMATION

                                    DEAN WITTER SELECT MUNICIPAL TRUST
                                  MARYLAND PORTFOLIO SERIES 15

                                         As of September 30, 1995



FACE AMOUNT OF SECURITIES           $3,015,000.00     DAILY RATE AT WHICH ESTIMATED NET
                                                        INTEREST ACCRUES PER UNIT                .0118%

NUMBER OF UNITS                             3,015     ESTIMATED CURRENT RETURN (based on
                                                        Public Offering Price)<F22>              4.340%
FRACTIONAL UNDIVIDED INTEREST IN THE
  TRUST REPRESENTED BY EACH UNIT        1/3,015th     ESTIMATED LONG TERM RETURN (based on
                                                        Public Offering Price)<F22>              4.502%

PUBLIC OFFERING PRICE
                                                      MONTHLY INTEREST DISTRIBUTIONS
  Aggregate bid side evaluation
    of Securities in the Trust      $2,832,247.00       Estimated net annual interest rate
                                                          per Unit times $1,000                 $42.63
  Divided by 3,015 Units            $      939.39       Divided by 12                           $ 3.55

  Plus sales charge of 4.366% of                      RECORD DATE:  The ninth day of each month
    Public Offering Price (4.566%
    of net amount invested in                         DISTRIBUTION DATE:  The fifteenth
    Securities)                             42.89       day of each month

Public Offering Price per Unit             982.28     MINIMUM PRINCIPAL DISTRIBUTION:  No
                                                        distribution need be made from the
  Plus undistributed net investment                     Principal Account if balance therein
    income and accrued interest             16.09<F21>  is less than $1 per Unit outstanding

    Adjusted Public Offering Price  $      998.37     TRUSTEE'S ANNUAL FEE AND EXPENSES
                                                        (including estimated expenses and
                                                        Evaluator's fee) $1.79 per $1,000
SPONSOR'S REPURCHASE PRICE AND                          face amount of underlying Securities    $ 1.79
  REDEMPTION PRICE PER UNIT
  (based on bid side evaluation of                    SPONSOR'S ANNUAL PORTFOLIO SUPERVISION
  underlying Securities, $42.89                         FEE:  Maximum of $.25 per $1,000
  less than Adjusted Public Offering                    face amount of underlying Securities       .25
  Price per Unit)                   $      955.48
                                                      TOTAL ESTIMATED ANNUAL EXPENSES
CALCULATION OF ESTIMATED NET                            PER UNIT                                $ 2.04
  ANNUAL INTEREST RATE PER UNIT
  (based on face amount of $1,000                     EVALUATOR'S FEE FOR EACH EVALUATION:
  per Unit)                                             $.40 per issue of Security

  Annual interest rate per Unit             4.467%    EVALUATION TIME:  4:00 P.M. New York Time

  Less estimated annual expenses per                  MANDATORY TERMINATION DATE:  December 31, 2033
    Unit ($2.04) expressed as a
    percentage                               .204%    DISCRETIONARY LIQUIDATION AMOUNT:  The In-
                                                        denture may be terminated by the Sponsor if
Estimated net annual interest rate                      the value of the Trust at any time is less
  per Unit                                  4.263%      than $1,206,000.


<F21>Figure shown includes interest accrued (net of expenses) on the underlying Securities to the expected date of settlement (normally three business days after purchase) for Units purchased on
September 29, 1995, the last trading date during the period.

<F22>The estimated current return and estimated long term return are increased for transactions entitled to a reduced sales charge.  (See "The Units - Estimated Annual Income and Current Return" and "Public
Offering of Units - Volume Discount" in Part B of this Prospectus.)

                                              A-5

                     SUMMARY OF ESSENTIAL INFORMATION
                                (Continued)


            THE TRUSTS -- The Dean Witter Select Municipal Trust, Insured California Intermediate Term Portfolio Series 11 (the "Insured California Intermediate Term Trust"), Delaware
Portfolio Series 13 (Intermediate-Long Term Maturity) (the "Delaware Uninsured Trust") and Maryland Portfolio Series 15 (Intermediate-Long Term Maturity) (the "Maryland Uninsured Trust") are three separate unit investment trusts
(collectively, the "Trusts" or the "State Trusts") created on October 18, 1993 (the "Date of Deposit") under the laws of the State of New York pursuant to an Indenture as defined in Part B. Each of the Trusts is composed of "investment grade" intermediate-long term or, in the case of the Insured
California Intermediate Term Trust, intermediate term, interest-bearing municipal bonds (the "Securities"). (For a description of the meaning of "investment grade" securities, see: "Bond Ratings", in Part B.) The objectives of each Trust are: (1) the receipt of income which, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxation to individual Unit Holders resident in the state for which the State Trust is named; and (2) the conservation of capital. The portfolio of the Insured California Intermediate Term Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 2001, approximately 20% of the per Unit principal amount of the Securities included in the Trust. (See: "Schedule of Portfolio Securities".) The payment of interest and the preservation of principal of the Trusts is dependent on the continuing ability of the respective Issuers of the Securities or the bond insurers thereof to meet their obligations to pay principal and interest on the Securities. Therefore, there is no guarantee that the objectives of the Trusts will be achieved. All of the Securities in each of the Trusts are obligations of the state for which such State Trust is named or of the counties, municipalities or public authorities thereof, or of the Commonwealth of Puerto Rico. Interest on the Securities, in the opinion of bond counsel or special tax counsel to the Issuers thereof, under existing law, is excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holders) and, in the case of a State Trust, is exempt from state income taxes when owned by individual Unit Holders resident in the state for which the State Trust is named. (For a discussion of certain tax aspects of the Trusts, see: "Tax Status", in Part B. For a discussion of certain state tax aspects of a particular Trust, see:
"Special Considerations Regarding California Securities -- California Tax Status", "Special Considerations Regarding

Delaware Securities -- Delaware Tax Status" and "Special
Considerations Regarding Maryland Securities -- Maryland Tax
Status", herein.)

            OFFERS TO SELL OR THE SOLICITATION OF ORDERS TO BUY MAY ONLY BE MADE IN THOSE JURISDICTIONS IN WHICH THE UNITS OF EACH TRUST HAVE BEEN REGISTERED. INVESTORS SHOULD CONTACT ACCOUNT EXECUTIVES OF THE SPONSOR TO DETERMINE WHETHER THE UNITS OF A PARTICULAR TRUST HAVE BEEN REGISTERED FOR SALE IN THE STATE IN WHICH THEY RESIDE.

            INSURANCE -- A policy of insurance guaranteeing the scheduled payment of principal and interest ("Bond Insurance") has been obtained from the bond insurers indicated on the respective "Schedule of Portfolio Securities", herein, and paid for by the Issuers of the Securities, or by third parties, for all the Securities in the Insured California Intermediate Term Trust. The policies of Bond Insurance are non-cancellable and cover default in the payment of principal and interest on the Securities so insured so long as such Securities remain outstanding, whether they are held in the Insured California Intermediate Term Trust or not. Bond Insurance on all Securities in the Insured California Intermediate Term Trust relates only to the Securities in such Insured California Intermediate Term Trust and not to the Units offered hereby.
No representation is made herein as to any bond insurer's ability to meet its obligations under a policy of Bond Insurance relating to a Security in the Insured California Intermediate Term Trust. However, as a result of such Bond Insurance, the Securities, as well as the Units of the Insured California Intermediate Term Trust only, are rated "AAA" by Standard & Poor's Corporation. There can be no assurance that such "AAA" ratings will be retained. (See: "Insurance on the Securities in an Insured Trust", in Part B.)

            MONTHLY DISTRIBUTIONS -- Monthly distributions of principal, premium, if any, and interest received by each Trust will be made, on or shortly after the fifteenth day of each month to Unit Holders of record on the ninth day of such month. Alternatively, Unit Holders may elect to have their monthly distributions reinvested in either of the Reinvestment Programs of the Sponsor, neither of which are insured. (See:
"Reinvestment Programs", in Part B.)

            PUBLIC OFFERING PRICE -- The Public Offering Price per Unit of each Trust is calculated daily, and is equal to the aggregate bid side evaluation of the underlying securities, divided by the number of Units outstanding, plus a sales charge which may be calculated by reference to "Sales Charge/Volume Discount", below, plus the per Unit balance in the Interest and Principal Accounts. Units are offered at the Public Offering

Price, plus accrued interest. (See: "Public Offering of Units", in Part B.)

            ESTIMATED CURRENT RETURN -- The Estimated Current Return shows the return based on the Public Offering Price and is computed by multiplying the estimated net annual interest rate per Unit (which shows the return based on a $1,000 face amount) by $1,000 and dividing the result by the Public Offering Price (not including accrued interest). The net annual interest rate per Unit will vary with changes in the fees and expenses of the Trustee, the Sponsor and the Evaluator and with the exchange, redemption, sale or maturity of the underlying Securities. In addition, the Public Offering Price will also vary with fluctuations in the bid side evaluation of the underlying Securities. Therefore, it can be expected that the Estimated Current Return will fluctuate in the future. (See: "The Units -- Estimated Annual Income and Current Return", in Part B.)

            MARKET FOR UNITS -- The Sponsor, though not obligated to do so, intends to maintain a market for the Units based on the aggregate bid side evaluation of the underlying Securities, as more fully described in Part B -- "Public Offering of Units
-- Secondary Market". If such market is not maintained, a Unit Holder will be able to dispose of its Units through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See: "Redemption", in Part B.)
Market conditions may cause such prices to be greater or less than the amount paid for Units.

            SPECIAL CONSIDERATIONS -- An investment in Units of the Trusts should be made with an understanding of the risks which an investment in fixed rate intermediate-long term or intermediate term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. The Maryland Uninsured Trust is considered to be concentrated in General Obligation Securities and Health Care and Hospital Securities (41.74% and 27.26%, respectively, of the aggregate market value of the Maryland Uninsured Trust Portfolio). (See: "The Trust -- Special Considerations" and "The Trust -- Summary Description of the Portfolios", in
Part B. See also: "The Insured California Intermediate Term Trust", "The Delaware Uninsured Trust" or "The Maryland Uninsured Trust", herein, for a discussion of additional risks relating to Units of such Trust.)

            LADDERED MATURITIES -- The portfolio of the Insured California Intermediate Term Trust was structured as of the Date of Deposit to return to Unit Holders each year beginning in 2001, approximately 20% of the per Unit principal amount of the Securities included in the Trust. (See: "Schedule of Portfolio Securities".) If interest rates rise, Unit Holders may be able to reinvest their principal distributions as received in higher-yielding obligations. Conversely, however, if interest rates decline, Unit Holders will be receiving payments of principal at times when only lower-yielding investments of comparable quality are available. Reinvesting at such time may result in an over-all lower yield than would result from a single investment maturing at the close of the life of the Trust.

            PUBLIC DISTRIBUTION -- Sales of Units may be made pursuant to distribution arrangements with certain banks and/or other entities subject to regulation by the Office of the Comptroller of the Currency which are acting as agents for their customers. These banks and/or entities are making Units of the Trust available to their customers on an agency basis.
A portion of the sales charge paid by these customers is retained by or remitted to such banks or entities in an amount equal to the fee customarily received by an agent for acting in such capacity in connection with the purchase of Units. The Glass Steagall Act prohibits banks from underwriting certain securities, including Units of the Trust; however, this Act does permit certain agency transactions, and banking regulators have not indicated that these particular agency transactions are impermissible under this Act. In Texas, as well as certain other states, any bank making Units available must be registered as a broker-dealer in that State.

            OTHER INFORMATION -- The Securities in the Portfolio of each Trust were chosen in part on the basis of their respective maturity dates. An intermediate-term Trust contains obligations maturing in 3 to 10 years from the Date of Deposit and on intermediate-long term trust contains obligations maturing in 10 to 15 years from the Date of Deposit. The maturity date of each of the Trusts is December 31, 2033. The latest maturity of a Security in the Insured California Intermediate Term Trust is September 2005; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 7.811 years. The latest maturity of a Security in the Delaware Uninsured Trust is January 2009; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 11.363 years. The latest maturity of a Security in the Maryland Uninsured Trust is September 2007; and the average life to maturity (or date of pre-refunding of a bond) of the Portfolio of Securities therein is 9.796 years. The actual maturity dates of each of the Securities contained in each Trust are shown on the respective "Schedule of Portfolio Securities", herein.

            The range of maturities of Securities in the Insured California Intermediate Term Trust is from September 1, 2001 to September 1, 2005. The dollar weighted average portfolio maturity of the Trusts in the Dean Witter Select Municipal Trust, Insured California Intermediate Term Series is more than three years but not more than 10 years. The range of maturities of Securities in the Delaware Uninsured Trust is from July 1, 2004 to January 15, 2009. The range of maturities of Securities in the Maryland Uninsured Trust is from July 1 2003 to September 1, 2007.

            The Trustee shall receive annually 72 cents per $1,000 principal amount of Securities in each Trust for its services as Trustee. See: "Expenses and Charges", in Part B, for a description of other fees and charges which may be incurred by a Trust.

            SALES CHARGE/VOLUME DISCOUNT -- The Public Offering Price per Unit will be computed by dividing the aggregate of the bid prices of the Securities in a Trust by the number of Units outstanding and then adding the appropriate sales charge described below.

            The sales charge will reflect different rates depending upon the maturities of the various underlying Securities. The sales charge per Unit in the secondary market (the "Effective Sales Charge") will be computed by multiplying the Evaluator's determination of the bid side evaluation of each Security by a sales charge determined in accordance with the table set forth below based upon the number of years remaining to the maturity of each such Security, totalling all such calculations, and dividing this total by the number of Units then outstanding. In calculating the date of maturity, a Security will be considered to mature on its stated maturity date unless: (a) the Security has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier call date, in which case the call date will be deemed the date on which such Security matures; or (b) the Security is subject to a mandatory tender, in which case the mandatory tender date will be deemed the date on which such Security matures.

                                       (as % of bid         (as % of Public
Time to Maturity                     side evaluation)        Offering Price)

Less than six months................             0%               0%
six months to 1 year................         0.756%            0.75%
over 1 year to 2 years..............         1.523%            1.50%
over 2 years to 4 years.............         2.564%            2.50%
over 4 years to 8 years.............         3.627%            3.50%
over 8 years to 15 years............         4.712%            4.50%
over 15 years.......................         5.820%            5.50%

            The Effective Sales Charge per Unit for a sale in the secondary market, as determined above, will be reduced on a graduated scale for sales to any single purchaser on a single day of the specified number of Units (or dollar amount with respect to the Insured California Intermediate Term Trust) of a Trust set forth below.

Delaware Uninsured
       and              Insured California
Maryland Uninsured      Intermediate Term                     Dealer Concession
      Trusts                  Trust          % of Effective   as % of Effective
  Number of Units         Dollar Amount       Sales Charge       Sales Charge

1-99.............    $1-$99,999............         100%               65%
100-249..........    $100,000-$249,999.....          95%               62%
250-499..........    $250,000-$499,999.....          85%               55%
500-999..........    $500,000-$999,999.....          70%               45%
1,000 or more....    $1,000,000 or more....          55%               35%

            To qualify for the reduced sales charge and concession applicable to quantity purchases, the selling dealer must confirm that the sale is to a single purchaser, as described in "Volume Discount" in Part B of the Prospectus.

            Units purchased at an Effective Sales Charge (before volume purchase discount) of less than 3.00% of the Public
Offering Price (3.093% of the bid side evaluation of the Securities) will not be eligible for exchange at a reduced sales charge described under the Exchange Option.

            Dealers purchasing certain dollar amounts of Units during the life of the Trusts may be entitled to additional concessions. The Sponsor reserves the right, at any time and from time to time, to change the level of dealer concessions.

            For further information regarding the volume discount, see: "Public Offering of Units -- Volume Discount", in Part B.

            Note: "Auditors" in Part B is amended so that "Deloitte & Touche" is replaced with "Deloitte & Touche LLP", and "Evaluator" in Part B is amended so that "Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc." is replaced with "Kenny S&P Evaluation Services, a Division of J.J. Kenny Co., Inc." The reference to the fifth and five business day in "Redemption -- Computation of Redemption Price per Unit" and "Administration of the Trust -- Distribution of Interest and Principal" in Part B is amended to read third and three, respectively.

              THE INSURED CALIFORNIA INTERMEDIATE TERM TRUST


            The Portfolio of the Insured California Intermediate Term Trust consists of eight issues of Securities, all of which were issued by Issuers located in California. Two issues of Securities are each a general obligation of an Issuer. Six issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Insured California Intermediate Term Trust contains the following categories of Securities:

                                          Percentage of Aggregate
                                      Market Value of Trust Portfolio
Category of Security                      (as of November 2, 1995)

Electric and Power .................                 16.94%
General Obligation .................                  8.73%
General Revenue Lease
  Payment ..........................                 20.04%
Higher Education ...................                 20.33%
State Budget Appropriation<F51>.....                 20.58%
Tax Allocation .....................                 10.71%
Water and Sewer ....................                  2.69%
Original Issue Discount ............                 24.82%

            See: "The Trust -- Summary Description of the Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Insured California Intermediate Term Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

            Of the Original Issue Discount bonds in the Insured
California Intermediate Term Trust, approximately 3.33% of the aggregate principal amount of the Securities in the Insured
California Intermediate Term Trust (or 2.09% of the market
value of all Securities in the Insured California Intermediate
Term Trust on November 2, 1995) are zero coupon bonds
(including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).
_________________________
<F51> The bonds in this category are issued by various state agencies and authorities and are payable from amounts to be appropriated by the state legislature from available state revenue.

            On November 2, 1995, based on the bid side of the market, the aggregate market value of the Securities in the Insured California Intermediate Term Trust was $3,651,742.25.

            The Securities in the Insured California Intermediate
Term Trust are insured to maturity by the insurance obtained by the Issuers or by third parties from the following insurance companies: AMBAC: 2.69%; CGIC: 10.71% FGIC: 8.73%; and
MBIA:  77.87%.<F52>

            On November 2, 1995, all of the Securities in the Insured California Intermediate Term Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured California Intermediate Term Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

          SPECIAL CONSIDERATIONS REGARDING CALIFORNIA SECURITIES

            Since the start of the 1990-91 fiscal year, California has faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, have all been severely affected. Job losses have been the worst of any post-war recession and have continued through the end of 1993. Employment levels are expected to stabilize before net employment starts to increase, and pre-recession job levels are not expected to be reached for several more years. Unemployment is expected to remain above 9% through 1994.

            The recession has seriously affected State tax
revenues, which basically mirror economic conditions.  It has also caused increased expenditures for health and welfare
programs.  The State has also been facing a structural
imbalance in its budget with the largest programs supported by the General Fund - K-12 schools and community colleges, health, welfare and corrections - growing at rates higher than the
growth rates for the principal revenue sources of the General
Fund.  (The General Fund, the State's main operating fund,
_________________________
<F52> Percentages computed on the basis on the aggregate bid side evaluation of the Securities in the Insured California Intermediate Term Trust on November 2, 1995.

consists of revenues which are not required to be credited to any other fund.) As a result, the State has experienced recurring budget deficits. The State Controller reports that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92, and were essentially equal in 1992-93. By June 30, 1993, according to the Department of Finance, the State's Special Fund for Economic Uncertainties had a deficit, on a budget basis, of approximately $2.8 billion. (Special Funds account for revenues obtained from specific revenue sources, and which are legally restricted to expenditures for specified purposes.) The 1993-94 Budget Act incorporated a Deficit Reduction Plan to repay this deficit over two years. The original budget for 1993-94 reflected revenues which exceeded expenditures by approximately $2.8 billion. As a result of continuing recession, the excess of revenues over expenditures for the fiscal year is now expected to be only about $500 million. Thus, the accumulated budget deficit at June 30, 1994 is now estimated by the Department of Finance to be approximately $2 billion, and the deficit will not be retired by June 30, 1995 as planned. The accumulated budget deficits over the past several years, together with expenditures for school funding which have not been reflected in the budget, and the reduction of available internal borrowable funds, have combined to significantly deplete the State's cash resources to pay its ongoing expenses. In order to meet its cash needs, the State has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year.

            The State's tax revenue clearly reflects sharp declines in employment, income and retail sales on a scale not
seen in over 50 years.   The May 1994 revision to the 1994-95
Governor's Budget (the "May Revision"), released May 20, 1994, assumes that the State will start recovery from recessionary conditions in 1994, with a modest upturn beginning in 1994 and continuing into 1995, a year later than predicted in the May 1993 Department of Finance economic projection. Pre-recession job levels are not expected to be reached until 1997.

            However, there is growing evidence that California is showing signs of an economic turnaround, and the May Revision is revised upward from the Governor's January Budget forecast. Since the Governor's January Budget forecast, 1993 non-farm employment has been revised upward by 31,000 jobs. Employment in the early months of 1994 has shown encouraging signs of growth, several months sooner than was contemplated in the January Budget forecast. Between December 1993 and April 1994, payrolls are up by 50,000 jobs.

            On January 17, 1994 the Northridge earthquake, measuring an estimated 6.8 on the Richter Scale, struck Los Angeles. Significant property damage to private and public facilities occurred in a four-county area including northern Los Angeles County, Ventura County, and parts of Orange and San Bernardino Counties, which were declared as State and federal disaster areas by January 18. Current estimates of total property damage (private and public) are in the range of $20 billion or more, but these estimates are still subject to change.

            Despite such damage, on the whole, the vast majority of structures in the areas, including large manufacturing and commercial buildings and all modern high-rise offices, survived the earthquake with minimal or no damage, validating the cumulative effect of strict building codes and thorough preparation for such emergency by the State and local agencies.

            Damage to State-owned facilities included transportation corridors and facilities such as Interstate Highways 5 and 10 and State Highways 14, 118 and 210. Most of the major highways (Interstates 5 and 10) have now been reopened. The campus at California State University Northridge (very near the epicenter) suffered an estimated $350 million damage, resulting in the temporary closure of the campus. It reopened using borrowed facilities elsewhere and many temporary structures. There was also some damage to the University of California at Los Angeles and to the Van Nuys State Office Building (now open after a temporary closure). Overall, except for the temporary road and bridge closures, and CSU-Northridge, the earthquake did not and is not expected to significantly affect State government operations.

            The State in conjunction with the federal government is committed to providing assistance to local governments, individuals and businesses suffering damage as a result of the earthquake, as well as to provide for the repair and replacement of State-owned facilities. The federal government has provided substantial earthquake assistance. The President immediately allocated some available disaster funds, and Congress has approved additional funds for a total of $9.5 billion of federal funds for earthquake relief, including assistance to homeowners and small businesses, and costs for repair of damaged public facilities. It is now estimated that the overall effect of the earthquake on the regional and State economy will not be serious. The earthquake may have dampened economic activity briefly during late January and February, but the rebuilding efforts are now adding a small measure of stimulus.

            Sectors which are now contributing to California's recovery include construction and related manufacturing, wholesale and retail trade, transportation and several service industries such as amusements and recreation, business services and management consulting. Electronics is showing modest growth and the rate of decline in aerospace manufacturing is slowly diminishing. These trends are expected to continue, and by next year, much of the restructuring in the finance and utilities industries should be nearly completed. As a result of these factors, average 1994 non-farm employment is now forecast to maintain 1993 levels compared to a projected 0.6% decline in the Governor's January Budget forecast. 1995 employment is expected to be up 1.6% compared to 0.7% in the January Budget forecast.

            The Northridge earthquake resulted in a downward revision of this year's personal income growth - from 4% in the Governor's January Budget forecast to 3.6%. However, this decline is more than explained by the $5.5 billion charge against rental and proprietor's income - equal to 0.8% of total income - reflecting uninsured damage from the quake. Without the quake's effects, income was little changed in the May Revision compared to the January Budget forecast.

            The housing forecast remains essentially unchanged from the January Budget forecast. Although existing sales have strengthened and subdivision surveys indicated increased new home sales, building permits are up only slightly from recession lows. Gains are expected in the months ahead, but higher mortgage interest rates will dampen the upturn. Essentially, the Northridge earthquake adds a few thousand housing units to the forecast, but this effect is offset by higher interest rates.

            Interest rates represent one of several downside risks to the forecast. The rise in interest rates has occurred more rapidly than contemplated in the Governor's January Budget forecast. In addition to affecting housing, higher rates may also dampen consumer spending, given the high percentage of California homeowners with adjustable-rate mortgages. The May Revision forecast includes a further rise in the Federal Funds rate to nearly 5% by the beginning of 1995. Should rates rise more steeply, housing and consumer spending would be adversely affected.

            The unemployment upturn is still tenuous. The Employment Development Department revised down February's employment gain and March was revised to a small decline. Unemployment rates in California have been volatile since January, ranging from 10.1% to a low of 8.6%, with July's figure at 9%. The small sample size coupled with changes made to the survey instrument in January contributed to this volatility.

                              1993-94 Budget

            The Governor's Budget, introduced on January 8, 1993, proposed General Fund expenditures of $37.3 billion, with projected revenues of $39.9 billion. To balance the budget in the face of declining revenues, the Governor proposed a series of revenue shifts from local government, reliance on increased federal aid, and reductions in State spending.

            The May Revision of the Governor's Budget, released on May 20, 1993, projected the State would have an accumulated deficit of about $2.75 billion by June 30, 1993, essentially unchanged from the prior year. The Governor proposed to eliminate this deficit over an 18-month period. Unlike previous years, the Governor's Budget and May Revision did not calculate a "gap" to be closed, but rather set forth revenue and expenditure forecasts and proposals designed to produce a balanced budget.

            The 1993-94 Budget Act was signed by the Governor on June 30, 1993, along with implementing legislation. The Governor vetoed about $71 million in spending. With enactment of the Budget Act, the State carried out its regular cash flow borrowing program for the fiscal year with the issuance of $2 billion of revenue anticipation notes maturing June 28, 1994.

            The 1993-94 Budget Act was predicated on revenue and transfer estimates of $40.6 billion, $400 million below 1992-93 (and the second consecutive year of actual decline). The principal reasons for declining revenue were the continued weak economy and the expiration (or repeal) of three fiscal steps taken in 1991 - a half cent temporary sales tax, a deferral of operating loss carry forwards, and repeal by initiative of a sales tax on candy and snack foods.

            The 1993-94 Budget Act also assumed Special Fund revenues of $11.9 billion, an increase of 2.9% over 1992-93. The 1993-94 Budget Act included General Fund expenditures of $38.5 billion (a 6.3% reduction from projected 1992-93 expenditures of $41.1 billion), in order to keep a balanced budget within the available revenues. The Budget also included Special Fund expenditures of $12.1 billion, a 4.2% increase. The Budget Act reflected the following major adjustments:

            1. Changes in local government financing to shift about $2.6 billion in property taxes from cities, counties, special districts and redevelopment agencies to school and community college districts. The property tax losses for cities and counties were offset in part by additional sales tax revenues and relief from some state mandated programs. Litigation by local governments challenging this shift has so far been unsuccessful. In November 1993 the voters approved the permanent extension of the 0.5% sales tax for local public safety purposes.

            2. The Budget projected K-12 Proposition 98 funding on a cash basis at the same per-pupil level as 1992-93 by providing schools a $609 million loan payable from future years' Proposition 98 funds.

            3. The Budget assumed receipt of $692 million in aid to the State from the federal government to offset health and welfare costs associated with foreign immigrants living in the State. About $411 million of this amount was one-time funding. Congress ultimately appropriated only $450 million.

            4. Reductions of $600 million in health and welfare programs.

            5.   A 2-year suspension of the renters' tax credit
($390 million expenditure reduction in 1993-94).

            6. Miscellaneous one-time items, including deferral of payment to the Public Employees Retirement Fund ($339 million) and a change in accounting for debt service from accrual to cash basis, saving $107 million.

            Administration reports during the course of the 1993-94 fiscal year have indicated that, although economic recovery appears to have started in the second half of the fiscal year, recessionary conditions continued longer than had been anticipated when the 1993-94 Budget Act was adopted. Overall, revenues for the 1993-94 fiscal year were about $800 million lower than original projections, and expenditures were about $780 million higher, primarily because of higher health and welfare caseloads, lower property taxes, which require greater State support for K-14 education to make up the shortfall, and lower than anticipated federal government payments for immigration-related costs. The most recent reports, however, in May and June 1994, indicated that revenues in the second half of the 1993-94 fiscal year have been very close to the projections made in the Governor's Budget of January 10, 1994, which is consistent with a slow turnaround in the economy.

            During the 1993-94 fiscal year, the State implemented the Deficit Reduction Plan, which was a part of the 1993-94 Budget Act, by issuing $1.2 billion of revenue anticipation warrants in February 1994, maturing December 21, 1994. This borrowing reduced the cash deficit at the end of the 1993-94 fiscal year. Nevertheless, because of the $1.5 billion variance from the original Budget Act assumption, the General Fund ended the fiscal year at June 30, 1994 carrying forward an accumulated deficit of approximately $2 billion. Because of the revenue shortfall and the State's reduced internal borrowing cash resources, in addition to the $1.2 billion of revenue anticipation warrants issued as part of the Deficit Reduction Plan, the State issued an additional $2 billion of revenue anticipation warrants, maturing July 26, 1994, which were needed to fund the State's obligations and expenses through the end of the 1993-94 fiscal year.

                              1994-95 Budget

            The 1994-95 fiscal year represents the fourth consecutive year the Governor and Legislature were faced with a very difficult budget environment to produce a balanced budget. Many program cuts and budgetary adjustments have already been made in the last three years. The Governor's May Revision to his Budget proposal recognized that the accumulated deficit could not be repaid in one year, and proposed a two-year solution. The May Revision sets forth revenue and expenditure forecasts and revenue and expenditure proposals which result in operating surpluses for the budget for both 1994-95 and 1995-96, and lead to the elimination of the accumulated deficit, estimated at about $2 billion at June 30, 1994, by June 30, 1996.

            The 1994-95 Budget Act, signed by the Governor on July 8, 1994, projects revenues and transfers of $41.9 billion, about $2.1 billion higher than revenues in 1993-94. This reflects the Administration's forecast of an improved economy. Also included in this figure is the projected receipt of about $360 million from the Federal Government to reimburse the State for the cost of incarcerating undocumented immigrants. The State will not know how much the Federal Government will actually provide until the Federal fiscal year 1995 Budget is completed, which is expected to be by October 1994. The Legislature took no action on a proposal in the Governor's January Budget to undertake expansion of the transfer of certain programs to counties, which would also have transferred to counties 0.5% of the State's current sales tax. The Budget Act projects Special Fund revenues of $12.1 billion, a decrease of 2.4% from 1993-94 estimated levels.

            The 1994-95 Budget Act projects General Fund expenditures of $40.9 billion, an increase of $1.6 billion over 1993-94. The Budget Act also projects Special Fund expenditures of $13.7 billion, a 5.4% increase over 1993-94 estimated expenditures. The principal features of the Budget
Act were the following:

            1. Receipt of additional federal aid in 1994-95 of about $400 million for costs of refugee assistance and medical care for undocumented aliens, thereby offsetting a similar General Fund cost. The State will not know how much of these funds it will receive until the Federal fiscal year 1994 Budget is passed.

            2. Reductions of approximately $1.1 billion in health and welfare programs.

            3. A General Fund increase of approximately $38 million in support for the University of California and $65 million for the California State University. It is anticipated that student fees for both the U.C. and the C.S.U will increase up to 10%.

            4. Proposition 98 funding for K-14 schools is increased by $526 million from the 1993-94 levels, representing an increase for enrollment growth and inflation. Consistent with previous budget agreements, Proposition 98 funding provides approximately $4,217 per student for K-12 schools, equal to the level in the past three years.

            5.   Legislation enacted with the Budget Act
clarifies laws passed in 1992 and 1993 requiring counties and other local agencies to transfer funds to local school districts, thereby reducing State aid. Some counties had implemented programs providing less moneys to schools if there were redevelopment agencies projects. The legislation bans this method of transfers.

            6. The Budget Act provides funding for anticipated growth in the State's prison inmate population, including provisions for implementing recent legislation (the so-called
"Three Strikes" law) which requires mandatory life sentences for certain third-time felony offenders.

            7. Additional miscellaneous cuts ($500 million) and fund transfers ($255 million) totalling in the aggregate approximately $755 million.

            The 1994-95 Budget Act contains no tax increases. Under legislation enacted for the 1993-94 Budget, the renters' tax credit was suspended for 1993 and 1994. A ballot proposition to permanently restore the renters' credit after this year failed at the June 1994 election. The Legislature enacted a further one-year suspension of the renters' tax credit, saving about $390 million in the 1995-96 fiscal year. The 1994-95 Budget assumes that the State will use a cash flow borrowing program in 1994-95 which combines one-year notes and warrants. Issuance of the warrants allows the State to defer repayment of approximately $1 billion of its accumulated budget deficit into the 1995-96 fiscal year.

THE FOREGOING DISCUSSION OF THE 1993-94 AND 1994-95 FISCAL YEAR
BUDGETS IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT

"PRELIMINARY OFFICIAL STATEMENT" DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE 1994-95 FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

                        State Appropriations Limit

            The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the "Appropriations Limit"), and is prohibited from spending "appropriations subject to limitation" in excess of the Appropriations Limit. Article XIIIB, originally adopted in 1979, was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year periods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

            Exempted from the Appropriations Limit are debt service costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay projects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and expressly exempted from the Article XIIIB limits. The Appropriations Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Governor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.

            Article XIIIB, as amended by Proposition 98 on November 8, 1988, also establishes a minimum level of state funding for school and community college districts and requires that excess revenues up to a certain limit be transferred to schools and community college districts instead of returned to the taxpayers. Determination of the minimum level of funding is based on several tests set forth in Proposition 98. During fiscal year 1991-92 revenues were smaller than expected, thus reducing the payment owed to schools in 1991-92 under alternate "test" provisions. In response to the changing revenue situation, and to fully fund the Proposition 98 guarantee in the 1991-92 and 1992-93 fiscal years without exceeding it, the Legislature enacted legislation to reduce 1991-92 appropriations. The amount budgeted to schools but which exceeded the reduced appropriation was treated as a non-Proposition 98 short-term loan in 1991-92. As part of the 1992-93 Budget, $1.083 billion of the amount budgeted to K-14 schools was designated to "repay" the prior year loan, thereby reducing cash outlays in 1992-93 by that amount. To maintain per-average daily attendance ("ADA") funding, the 1992-93 Budget included loans of $732 million to K-12 schools and $241 million to community colleges, to be repaid from future Proposition 98 entitlements. The 1993-94 Budget also provided new loans of $609 million to K-12 schools and $178 million to community colleges to maintain ADA funding. These loans have been combined with the 1992-93 fiscal year loans into one loan of $1.760 billion, to be repaid from future years' Proposition 98 entitlements, and conditioned upon maintaining current funding levels per pupil at K-12 schools. A Sacramento County Superior Court in California Teachers' Association, et al. v. Gould, et al., has ruled that the 1992-93 loans to K-12 schools and community colleges violate Proposition 98. The impact of the court's ruling on the State budget and funding for schools is unclear and will remain unclear until the court's written ruling, which is currently being prepared, is issued.

            The 1994-95 Budget Act has appropriated $14.4 billion of Proposition 98 funds for K-14 schools, exceeding the minimum Proposition 98 guaranty by $8 million to maintain K-12 funds per pupil at $4,217. Based upon State revenues, growth rates and inflation factors, the 1994-95 Budget Act appropriated an additional $286 million within Proposition 908 for the 1993-94 fiscal year to reflect a need in appropriations for school district and county officers of education, as well as an anticipated deficiency in special education funding.

            Because of the complexities of Article XIIIB, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the bonds in the Insured California Intermediate Term Trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes.

                            State Indebtedness

            As of July 1, 1994, the State had over $18.39 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in the aggregate amount of approximately $5.16 billion remained unissued as of July 1, 1994. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of June 30, 1994, the State had approximately $5.09 billion of outstanding Lease-Purchase Debt.

            In addition to the general obligation bonds, State agencies and authorities had approximately $23.3 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1994. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

                                Litigation

            The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources. Examples of such cases include challenges to certain vehicle license fees, and challenges to the State's use of Public Employee Retirement System funds to offset future State and local pension contributions. Other cases which could significantly impact revenue or expenditures involve reimbursement to school districts for voluntary school desegregation and state mandated costs, challenges to Medi-Cal eligibility, recovery for flood damages, and liability for toxic waste cleanup. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service on its obligations.

            On June 20, 1994, the United States Supreme Court, in two companion cases, upheld the validity of California's prior method of taxing multinational corporations under a "unitary" method of accounting for their worldwide earnings, thus avoiding tax refunds of approximately $1.55 billion by the State, and enabling the State to collect $620 million in previous assessments. Barclays Bank PLC v. Franchise Tax Board concerned foreign corporations, and Colgate-Palmolive v. Franchise Tax Board concerned domestic corporations.

                                  Ratings

            On July 15, 1994, Standard & Poor's Corporation ("Standard & Poor"'s), Moody's Investors Service, Inc. ("Moody's"), and Fitch Investors Service, Inc. ("Fitch") all downgraded their ratings of California's general obligation bonds. These bonds are usually sold in 20- to 30-year increments and used to finance the construction of schools, prisons, water systems and other projects. The ratings were reduced by Standard & Poor's from "A+" to "A", by Moody's from "Aa" to "A1", and by Fitch from "AA" to "A". Since 1991, when it had a "AAA" rating, the State's rating has been downgraded three times by all three ratings agencies. All three agencies cite the 1994-95 Budget Act's dependence on a "questionable" federal bailout to pay for the cost of illegal immigrants, the Proposition 98 guaranty of a minimum portion of State revenues for kindergarten through community college, and the persistent deficit requiring more borrowing as reasons for the reduced rating. Another concern was the State's reliance on a standby mechanism which could trigger across-the-board reductions in all State programs, and which could disrupt State operations, particularly in fiscal year 1995-96. However, a Standard & Poor's spokesman stated that, although the lowered ratings means California is a riskier borrower, Standard & Poor's anticipates that the State will pay off its debts and not default. There can be no assurance that such ratings will continue for any given period of time or that they will not in the future be further revised.

            As a result of Orange County's Chapter 9 bankruptcy filing on December 6, 1994, Moody's has suspended the County's bond ratings, and Standard & Poor's has cut its rating of all Orange County debt from "AA-" to "CCC", a level below investment grade and an indication of high risk and uncertainty. Fitch does not rate Orange County bonds. It is anticipated that as Orange County's credit and bond ratings fall, it will have difficulty in getting loans or selling its bonds to raise money. Additionally, the County's bankruptcy filing could affect 187 municipalities, school districts, and other municipal entities which entrusted $7.8 billion to Orange County to invest. Standard & Poor's has informed such entities that they have been placed on negative credit watch, the usual step prior to a downgrade of credit rating.

                          Sources of Information

            The Sponsor believes the information summarized above describes some of the more significant aspects relating to the Insured California Intermediate Term Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

California Tax Status

            The opinion of Adams, Duque & Hazeltine, special
California counsel on tax matters, given under existing law, includes the following:

            The Insured California Intermediate Term Trust is not an association taxable as a corporation under the income tax laws of the State of California;

            The income, deductions and credits against tax of the Insured California Intermediate Term Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Insured California Intermediate Term Trust under the income tax laws of the State of California;

             Interest on the bonds held by the Insured California Intermediate Term Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purposes of determining its franchise tax liability;

            Each holder of a Unit in the Insured California Intermediate Term Trust will have a taxable event when the Insured California Intermediate Term Trust disposes of a bond (whether by sale, exchange, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a

      Unit in the Insured California Intermediate Term Trust is allocated among each of the bond issues held in the Insured California Intermediate Term Trust (in accordance with the proportion of the Insured California Intermediate Term Trust comprised by each bond issue) in order to determine the holder's per Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Insured California Intermediate Term Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

            Each holder of a Unit in the Insured California Intermediate Term Trust is deemed to be the owner of a pro rata portion of the Insured California Intermediate Term Trust under the personal property tax laws of the State of California;

            Each Unit holder's pro rata ownership of the bonds held by the Insured California Intermediate Term Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

            Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

                       THE DELAWARE UNINSURED TRUST


            The Portfolio of the Delaware Uninsured Trust consists of eight issues of Securities, seven of which were issued by Issuers located in Delaware and one of which (approximately 3.04% of the aggregate market value of the Delaware Uninsured Trust Portfolio) was issued by authority of the Commonwealth of Puerto Rico. Two issues of Securities are each a general obligation of an Issuer. Six issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Delaware Uninsured Trust contains the following categories of Securities:

                                          Percentage of Aggregate
                                      Market Value of Trust Portfolio
Category of Security                      (as of November 2, 1995)

General Obligation .................                 19.08%
Health Care and Hospital ...........                 19.89%
Higher Education ...................                 18.17%
Highway and Transportation .........                 23.85%
Water and Sewer ....................                 19.01%
Original Issue Discount ............                 41.10%

            See:  "The Trust -- Summary Description of the
Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Delaware Uninsured Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

            Of the Original Issue Discount bonds in the Delaware Uninsured Trust, approximately 4.80% of the aggregate principal amount of the Securities in the Delaware Uninsured Trust (or 3.04% of the market value of all Securities in the Delaware Uninsured Trust on November 2, 1995) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

            On November 2, 1995, based on the bid side of the market, the aggregate market value of the Securities in the Delaware Uninsured Trust was $2,011,770.40.

            On November 2, 1995, Standard & Poor's Corporation rated five of the Securities in the Delaware Uninsured Trust as follows: 43.74%-AAA, 18.17%-AA and 3.04%-A; and Moody's
Investors Service rated three of the Securities as follows:
35.05%-A.  (See:  the respective "Schedule of Portfolio
Securities", herein, and "Bond Ratings", in Part B.)  A

Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Delaware Uninsured Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

           SPECIAL CONSIDERATIONS REGARDING DELAWARE SECURITIES

            The Sponsor believes the information summarized below describes some of the more significant developments relating to the general economic conditions of the State of Delaware (the "State") and in particular to the State government itself.
This information may be relevant to the Securities (i) of or supported by the State of Delaware; or (ii) of municipalities or other political subdivisions or instrumentalities of the State of Delaware that rely, in whole or in part, on ad valorem real property taxes and other general or special funds of such municipalities or political subdivisions. The sources of such information include publicly available documents, including the Official Statements of the State. The Sponsor has not independently verified any of the information contained in such Official Statements and other publicly available documents, and is not aware of any facts that would render such information inaccurate.

Economic Base

            The growth experienced in most sectors of Delaware's economy for the past ten years has been considerably greater than the average growth rates in the other forty-nine states. Population grew by 16% in Delaware, compared with the national growth of 15% and 4% in the other states in the region (Maryland, New Jersey, New York, Pennsylvania). Delaware's
1994 population exceeded the 1993 head count by 1.1%, the same growth rate as the U.S. experienced, as compared with 0.6% growth in the mideast region. Similarly, Delaware's employment growth from 1984 through 1994 of 28% exceeded the 20% and 8% growth rates of the nation and the region, respectively.

            During the same period, unemployment rates declined from a level higher than the national average, to one below that of the U.S. as a whole. The average unemployment rate for Delaware in 1994 was 4.9%, compared with the national rate of 6.1% and the regional average of 6.5%. Delaware's July 1995 unemployment rate was 4.0%, comparing favorably with the national rate of 5.7%, and the average of the other states in the mideast region of 5.9%. For the first seven months of 1995, Delaware's unemployment rate averaged 4.0% versus 5.2% during the same period for 1994.

            Personal income in the State advanced 92% from 1984 through 1994, compared with 83% for the nation and 80% in the region. The 1992 poverty rate in the State was 7.6%, the lowest of all of the states and in sharp contrast to the national rate which increased to 14.5%.

            These relative indicators of above average economic performance resulted in part from financial decisions made by the State in the late 1970s and early 1980s. They include
1) reducing the top marginal personal income tax rate from 19.8% to 7.7%, and a further reduction enacted beginning in fiscal 1996 which lowers the top rate to 7.1%, 2) broadening the employment base to reduce the influence of the manufacturing sector on Delaware's economy (from 27% of all jobs in 1980 to 18% in 1994), 3) reducing regulations on business - especially banking through the Financial Center Development Act of 1981, and 4) following fiscally conservative taxing policies. In 1993, further deregulatory legislation was enacted which increased competitive options for telecommunications providers and expanded the powers of limited liability partnerships in Delaware.

            The State did feel the impact of the national recession of 1990-91. Employment peaked at 355,900 in June 1990, reached its low point in February 1992, and has since recovered by 33,800 jobs to a level of 368,200 positions in September 1995. Compared with one year earlier, Delaware's employment increased by 9,200 (2.6%), while the nation's employment grew by 1.8% and the other states in the region saw an increase of 0.6%.

            Delaware's manufacturing employment continues to be negatively impacted by the downsizing and restructuring of the chemical industry. In September 1995 there were 23,400 chemical workers in Delaware, 10,800 fewer than in the peak year of 1990. When comparing this September with September 1994, Delaware's loss of chemical employment was 6%, compared with 2% for the nation and the region. In addition, General Motors ("GM") announced the closing of its Delaware-based facility after Model Year 1998. That plant will serve as an overflow facility starting early in 1997, when they will produce the Chevrolet Malibu line for two years. Their current employment is 2,500, with average wages of $19 per hour. GM is considering using the plant to build small cars after 1998.
The State is also actively pursuing other manufacturing activity for the GM location.

            Chrysler, the owner of the only other auto assembly plant in the State, recently refit and expanded its facility to produce the Dodge Intrepid and the Chrysler Concorde models. Chrysler's employment is approximately 3,000 this year. September 1995 manufacturing employment in Delaware was nearly

5% lower than one year ago, compared with no growth in the U.S.
and an average loss of 1% for the other states in the region.

            The State's per capita personal income of $23,015 in 1994 was 6% higher than the national average, ranking Delaware 11th in the U.S. For 1994, Delaware's total personal income advanced by 5.6% relative to one year earlier, compared with 5.9% in the U.S. and 5.0% in the region. For the year ended with the second quarter of 1995, total personal income grew by 6.0% in the State, the same rate as the nation, and 4.1% in the region.

            Since 1980 there has been a 48% growth in net new business firms established in Delaware, compared with 22% in the U.S. and 18% in the region. The business failure numbers also paint Delaware as an attractive place to own a successful company. In 1994, 36% fewer of Delaware businesses ceased to operate compared to 1993, and the decline was 19% for the region and 17% for the nation. In 1994, only 64 businesses failed in Delaware for each 10,000 firms in existence, compared with failure rates of 108 and 109 per 10,000 firms for the region and the U.S., respectively.

            Franchise tax revenue and fees derived from companies incorporated in Delaware represents the second largest source (20%) of State General Fund revenue (the largest contributor is the personal income tax). There were nearly 45,000 new incorporations in Delaware in 1994, bringing the number of domestic corporations using the State as their legal home to 248,700. In 1994, new incorporations in Delaware grew by 14%, compared with the previous year. In the entire U.S. new incorporations increased by 5%, and the regional increase in 1994 was 3%. In the first nine months of 1995, 35,800 new firms were incorporated in the State. Although the State is the legal home of only 5% of the corporations in the U.S., among those are half of the companies listed on the New York Stock Exchange. Delaware was also the corporate home of 58% of the companies listed in the "Fortune 500" in 1994.

            The value of Delaware's construction contracts (as measured by McGraw-Hill) decreased 4% in 1994 compared with 1993. For the first nine months of 1995, the value of the State's construction contracts increased by 17%, with strength indicated in the nonresidential building (office space), nonbuilding (highway) and government building categories. Construction employment in September 1995 was 7% higher than one year earlier, compared with increases of 1% in the region and 4% in the average state.

            Delaware's single-family private housing authorizations increased by 2% in 1994, compared with 1993. U.S. and the region's single-family private housing authorizations were 7% higher for the same period. Delaware's housing authorizations in 1994 were 69% higher than they were ten years earlier, compared with an increase of 15% for the U.S. and a decrease of 11% for the region. For the first nine months of 1995, Delaware's new private housing authorizations fell by 13% when compared to the same period in 1994. Authorizations through September were also down in the nation and the region, 9% and 13%, respectively.

            Newly leased office space in the greater Wilmington market fell by nearly 40% in 1994 compared with the prior year, but was only slightly less than the average of the last five years. For the first six months of 1995, leasing activity in that market was 8% lower than one year earlier. The vacancy rate for Wilmington's Class "A" buildings was 15% compared with the national average of 13% in mid-1995. During the last year, the quoted rental price for this downtown office space increased by 3% to approximately $19 per square foot, compared to $24 in the average central business district nationally. Operating costs on these properties averaged $6.50 per square foot in 1995, considerably less than in neighboring cities. MBNA, one of the largest banks in the State, has nearly completed construction on a 350,000 square-foot building adjacent to the central square in the City of Wilmington. In addition, MBNA has begun construction on an adjoining parking garage and a 225,000 square-foot office building, scheduled for completion by year end.

            The financial services industry continued to expand in Delaware, employing 41,200 workers in September 1995. Those workers in financial services held 1,600 more jobs than one year earlier, a year-over-year growth rate of 4%, in spite of the ongoing bank consolidations. The number of national finance-related jobs remained unchanged and the number in the region declined by 1%. Delaware banks had the third highest return on assets in the nation and were rated sixth nationally by total income in 1994. The State ranked first in the nation in 1994 in the value of commercial bank deposits per capita, with four times the per capita deposits of the average state. Banking institutions currently number forty-one, including half of the ten largest credit card companies in the country. In June 1995, the State approved limited expansion powers for out-of-state banks that want to establish operations in Delaware.

            The Port of Wilmington handled 3.8 million tons of waterborne cargo in fiscal 1995, a decline of 11% compared with the prior year. The decreased tonnage was primarily due to a deduction of fuel oil and dry bulk commodity imports. However, for fiscal 1995, gross Port revenue of $19.1 million was nearly 6% higher than fiscal 1994. For the first quarter of fiscal 1996, Port tonnage was up 14%, while revenue was down 5%, compared to the comparable period in fiscal 1995. Wilmington's Port exports more American-made cars, and imports more bananas than any other port in the U.S. New Port contracts include substantial import tonnage of Chilean fruit and Australian beef. In June 1995 the State agreed to purchase the Port for $40 million, payable over 30 years. The State also agreed to invest $25 million in capital improvements in the Port over the next two years and to assume $66 million of Port debt.

State Finances

            Fiscal 1995. General Fund expenditures were $1,541 million, an increase of 15% over the previous year, with the growth primarily for mandated, caseload and inflation adjustments in social service programs. The fiscal 1995 revenue was $1,602 million, an increase of nearly 11% over the prior year. The fiscal 1995 cumulative cash balance was $374 million, 24% of the operating budget. Nationally, cash balances as a percent of operating spending average less than 6%, according to the Center for the Study of the States. The State's Budget Reserve Fund (see "Fiscal Controls", below) remained fully funded at the 5% level and held balances of $87 million.

            Delaware finances transportation projects primarily through the Transportation Trust Fund, created in 1987 and funded by dedicated revenue sources including the motor fuel tax, Turnpike tolls and concessions, motor vehicle document and registration fees, miscellaneous transportation related revenue (titling fees, operator license fees, etc.), and investment earnings on Trust Fund balances. Transportation operating expenses and debt service were $160 million for fiscal 1995, an 8% increase over the previous year. The capital program spent another $141 million. The State enacted increases in motor vehicle gasoline and diesel taxes, vehicle document fees, and tolls on Interstate 95 to replace some of the anticipated bond-financed capital spending. These "user fees" for transportation purposes are expected to provide $178 million of capital for transportation projects through 1999, and became effective September 1993.

            Fiscal 1996. The Delaware Economic and Financial Advisory Council ("DEFAC"), composed of 32 private and public-sector members appointed by the Governor, provides revenue and expenditure forecasts for the General Assembly and the Governor a minimum of six times each year. The most recent DEFAC forecast (September 1995) called for General Fund revenue of $1,637 million for fiscal 1996, a growth of 2% over the fiscal 1995 revenue. (Adjusted for the decrease in personal income tax rates, the growth estimate would be 6%.) The State passed an operating budget of $1,605 million for fiscal 1996, an increase of 6% compared with fiscal 1995. The new budget includes major initiatives toward moving welfare recipients into the labor market. Operating expenditures and debt service from the Transportation Trust Fund are expected to be $168 million, an increase of 5% over the previous year. The proposed capital spending budgets include $110 million for transportation projects and $85 million for other capital improvements supported by the General Fund.

            In 1993, the U.S. Supreme Court ruled in favor of Delaware in a case involving intangible abandoned property, stating that Delaware is entitled to receive abandoned property held by brokers incorporated in the State. In December 1994, Delaware negotiated a settlement with New York which allows Delaware to draw down the $220 million windfall during the next four years. The fiscal 1996 budget, passed June 30, 1995, authorizes the use of these funds to create public/private partnerships to enhance the competitiveness of the State. Specifically allocated were $35 million for agricultural land preservation and a parks' maintenance endowment, $42 million for educational technology investments and economic development projects and $33 million for housing, community development, and sewer/water projects.

            Fiscal Controls. A constitutional limit requires a three-fifths vote of each house of the General Assembly to pass or increase any tax or license fee. Appropriation of more than 98% of estimated General Fund revenue plus unencumbered General Fund balances from the previous year also requires a three-fifths vote of both houses.

            Excess unencumbered General Fund revenue at the end of a fiscal year must be placed in a Budget Reserve Account, until that Account accumulates to 5% of estimated General Fund revenue, according to the State Constitution. That Account provides a cushion against unanticipated revenue shortfalls and funds for tax reductions.

            Until 1991 the authorization of additional General Fund debt was restricted to 75% of the principal retirement of general obligation debt in the prior fiscal year plus any deauthorized debt in the same year. This debt limitation supported the reduction of per capita General Obligation debt from $921 million in fiscal 1984 to $817 million in fiscal 1994 ($697 million is supported by the General Fund, and the remaining $120 million by the Transportation Trust Fund).

            Legislation effective in July 1991 replaced the above described debt limitation. The revised limitations are three:
a) annual debt authorizations cannot exceed 5% of estimated General Fund revenue, b) debt service payments of all tax supported debt (including the Transportation Authority, certificates of participation and long-term leases) will be limited to 15% of General Fund plus Transportation Trust Fund revenue, and c) general obligation debt service payments will be limited to the projected cumulative cash balance for the same fiscal year.

Delaware Tax Status

            On the date of the Prospectus, in the opinion of Potter Anderson & Corroon, Wilmington, Delaware, Special
Delaware counsel on tax matters, with respect to the Delaware
Uninsured Trust:

            1. So long as, for federal income tax purposes, the Delaware Uninsured Trust is treated as a grantor trust and its income is treated as the income of the Unit Holders so that the Delaware Uninsured Trust is not recognized as a taxable entity, the Delaware Uninsured Trust will not be subject to Delaware income taxation and, for Delaware income tax purposes, the income of the Delaware Uninsured Trust will be treated as income of the Unit Holders.

            2. The following discussion addresses the Delaware taxation of the various potential Delaware Unit Holders.

                  a.    The State of Delaware (sometimes the
"State") imposes an income tax upon the taxable income of resident individuals, trusts and estates. For purposes of this tax, the taxable income of a resident individual, trust or estate is defined as the resident individual, trust or estate's adjusted gross income for federal income tax purposes subject to certain specified modifications. No such modification requires the addition of interest on obligations of the State and its political subdivisions or authorities thereof. Accordingly, so long as interest income received by the Delaware Uninsured Trust from obligations of the State and its political subdivisions or authorities thereof is excluded from adjusted gross income for federal income tax purposes, all such interest income will be excluded from taxable income for the purposes of Delaware income taxes on a resident individual, trust or estate. Such interest income may also be excluded from taxable income of a Delaware resident, trust or estate under the enabling legislation pursuant to which the obligation was issued. Conversely, to the extent that any gain (or loss) from the sale of obligations held by the Delaware Uninsured Trust (whether as a result of the sale of such obligations by the Delaware Uninsured Trust or as the result of the sale of a Unit by a Unit Holder) is includable in (or deductible in) the calculation of a resident individual, trust or estate's adjusted gross income for federal income tax purposes, any such gain (or loss) will be includable in (or deductible in) the calculation of taxable income for the purposes of Delaware income taxes on a resident individual, trust or estate.

                  b. The State of Delaware imposes an income tax upon the taxable income of corporations which transact or conduct business within the State. For purposes of this tax, the taxable income of a corporation is defined as its "entire net income" allocable to business activities carried on or property located within the State and its "entire net income" is defined as its federal taxable income subject to certain specified modifications. No such modification requires the addition of interest on obligations of the State or its political subdivisions or authorities thereof. Accordingly, so long as interest income received by the Delaware Uninsured
Trust from obligations of the State and its political subdivisions or authorities thereof is excluded from taxable income of a corporation for federal income tax purposes, all such interest income will be excluded from taxable income for the purposes of Delaware corporate income taxes. Such interest income may also be excluded from taxable income of a corporation under the enabling legislation pursuant to which the obligation was issued. In addition, in determining a corporation's entire net income, one of the modifications from federal taxable income is the elimination of gains or losses from the sale or other disposition of securities issued by the State or political subdivisions thereof. Thus, any gain or loss from the sale of such obligations held by the Delaware Uninsured Trust (whether as the result of the sale of such obligations by the Delaware Uninsured Trust or as the result of the sale of a Unit by a Unit Holder) is not includable in the calculation of taxable income for the purposes of Delaware corporate income taxes.

                  c.   The State of Delaware requires every
corporation which transacts or conducts business within the State and which is an S corporation for federal income tax purposes that has any shareholders who are non-residents of the State to pay on behalf of each such non-resident shareholder a tax in an amount equal to the highest rate of Delaware personal income tax multiplied by such non-resident shareholder's distributive share of the income of such corporation from Delaware sources entering into his federal taxable income subject to certain specified modifications. No such modification requires the addition of interest on obligations of the State or its political subdivisions or authorities thereof. Accordingly, so long as interest income received by the Delaware Uninsured Trust from obligations of the State and its political subdivisions or authorities thereof is excluded from adjusted gross income for federal income tax purposes, all such interest income will be excluded from taxable income for the purposes of the Delaware income taxes that an S corporation must pay on behalf of a non-resident shareholder. Such interest income may also be excluded from taxable income of a non-resident shareholder of an S corporation under the enabling legislation pursuant to which the obligation was issued.

Conversely, to the extent that any gain (or loss) from the sale of obligations held by the Delaware Uninsured Trust (whether as a result of the sale of such obligations by the Delaware Uninsured Trust or as the result of the sale of a Unit by a Unit Holder) is includable in (or deductible in) the calculation of a non-resident shareholder's distributive share of Delaware sourced income of an S corporation for federal income tax purposes, any such gain (or loss) will be includable in (or deductible in) the calculation of taxable income for purposes of the Delaware income taxes that an S corporation must pay on behalf of a non-resident shareholder.

                  d. 48 U.S.C. { 745 provides that all bonds issued by the government of Puerto Rico, or by its authority, shall be exempt from taxation by any state, or by any county, municipality or other municipal subdivision of any state. Accordingly, interest income received by the Delaware Uninsured Trust from obligations issued by Puerto Rico, or by its authority, would be exempt from the Delaware individual, trust and estate, and corporate income taxes, including the income tax required to be paid by an S corporation on behalf of certain non-resident shareholders as described in paragraph c above. To the extent that any gain (or loss) from the sale of such obligations held by the Delaware Uninsured Trust (whether as a result of the sale of such obligations by the Delaware Uninsured Trust or as the result of the sale of a Unit by a Unit Holder) is includable in (or deductible in) the calculation of adjusted gross income (in the case of individual Unit Holders) or taxable income (in the case of trust, estate and corporate Unit Holders) for federal income tax purposes, any such gain (or loss) will be includable in (or deductible in) the calculation of taxable income for purposes of (i) Delaware income taxes on resident individuals, trusts and estates and (ii) Delaware corporate income taxes including the income tax required to be paid by an S corporation on behalf of certain non-resident shareholders as described in paragraph c above.

            No opinion is expressed regarding the Delaware tax consequences of Unit Holders other than Delaware resident individuals, trusts and estates, and corporations conducting or transacting business in Delaware.

            Tax counsel should be consulted as to the other Delaware tax consequences not specifically considered herein, such as the Delaware franchise tax imposed upon the taxable income of certain banking organizations and upon the net income of certain building and loan associations. In addition, no opinion is being rendered as to the Delaware consequences resulting from any proposed or future federal or State tax legislation.

                       THE MARYLAND UNINSURED TRUST


            The Portfolio of the Maryland Uninsured Trust consists of nine issues of Securities, all of which were issued by Issuers located in Maryland. Four issues of Securities are each a general obligation of an Issuer. Five issues of Securities, while not backed by the taxing power of the Issuer, are payable from revenues or receipts derived from specific projects or other available sources. The Maryland Uninsured Trust contains the following categories of Securities:

                                          Percentage of Aggregate
                                      Market Value of Trust Portfolio
Category of Security                      (as of November 2, 1995)

General Obligation .................                 41.74%
Health Care and Hospital ...........                 27.26%
Higher Education ...................                 11.88%
Parking Revenue ....................                 16.94%
Water and Sewer ....................                  2.17%
Original Issue Discount ............                 29.43%

            See:  "The Trust -- Summary Description of the
Portfolios", in Part B, for a summary of the investment risks associated with the type of Securities contained in the Maryland Uninsured Trust. See: "Tax Status", in Part B, for a discussion of certain tax considerations with regard to Original Issue Discount.

            Of the Original Issue Discount bonds in the Maryland Uninsured Trust, approximately 3.81% of the aggregate principal amount of the Securities in the Maryland Uninsured Trust (or 2.17% of the market value of all Securities in the Maryland Uninsured Trust on November 2, 1995) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital accumulator bonds, compound interest bonds and discount maturity payment bonds).

            On November 2, 1995, based on the bid side of the market, the aggregate market value of the Securities in the Maryland Uninsured Trust was $2,888,880.70.

            On November 2, 1995, Standard & Poor's Corporation rated six of the Securities in the Maryland Uninsured Trust as follows: 16.94%-AAA, 14.05%-AA and 25.38%-A; and Moody's Investors Service rated three of the Securities as follows:
16.64%-Aaa, 13.43%-Aa and 13.55%-A. (See: the respective "Schedule of Portfolio Securities", herein, and "Bond Ratings", in Part B.) A Security in the Portfolio may subsequently cease to be rated or the rating assigned may be reduced below the minimum requirements of the Maryland Uninsured Trust for the acquisition of Securities. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see: "Sponsor -- Responsibility", in Part B), such events do not automatically require the elimination of such Security from the Portfolio.

           SPECIAL CONSIDERATIONS REGARDING MARYLAND SECURITIES

            The Sponsor believes the information summarized below describes some of the more significant developments relating to Securities of (i) municipalities or other political subdivisions or instrumentalities of the State of Maryland (the "State") which rely, in whole or in part, on ad valorem real property taxes and other general funds of such municipalities or political subdivisions or (ii) the State of Maryland, which are general obligations of the State payable from appropriations from the State's General Fund. The sources of such information include the official statements of the State, as well as other publicly available documents. The Sponsor has not independently verified any of the information contained in such official statements and other publicly available documents, but is not aware of any facts which would render such information inaccurate.

            Economic Factors. The principal sectors of the Maryland economy are services, government and wholesale and retail trade. While government employment grew at a rate about half that of total State employment from 1974 to 1994, it remains a significant factor in the State economy. In contrast to that of the nation as a whole, considerably more people in Maryland are employed in government than in manufacturing, and manufacturing accounted for only 8.3% of personal income in Maryland in 1994 (compared to 16.1% nationally). Food and kindred products is the primary manufacturing industry. While the Port of Baltimore is one of the larger foreign trade ports in the United States and in the world, its operations are subject to fluctuations in general economic conditions, and the demand for imported or exported goods. Maryland's population in 1990 increased 13.8% from 1980.

            State Finances. The consolidated balances of the State's general, special revenue, debt service and capital projects funds were (on a GAAP-basis) approximately $985 million, $246 million, $137 million, $529 million and $1.117 billion for the fiscal years ending June 30, 1990, 1991, 1992, 1993 and 1994, respectively.

            On April 1, 1995, the General Assembly approved the Budget for fiscal year 1996. The Budget includes, among other things: (i) sufficient funds to meet all specific statutory funding requirements; (ii) sufficient funds to meet the actuarily recommended contributions for the seven retirement systems, determined on a basis consistent with prior years' practice; (iii) sufficient general funds for the Annuity Bond Fund to maintain the State property tax rate at 21 cents per $100 of assessed valuation; (iv) $2.8 billion in aid to local governments (reflecting a $161 million increase over 1995 that provides for substantial increases in education, health and police aid); (v) a $270 million general fund appropriation to the State Reserve Fund, $200 million of which is appropriated to the Revenue Stabilization Account; and (vi) $134.1 million in general fund deficiency appropriations for fiscal year 1995, of which $60 million is an appropriation to the Revenue Stabilization Account of the State Reserve Fund as previously mandated by the General Assembly. The Budget includes $39 million in general funds for a 2% employee cost-of-living adjustment.

            The revenue estimates upon which the budget is based reflect assumptions of employment growth of 1.4%, 1.7%, and 1.5% during calendar years 1994, 1995, and 1996, respectively, and personal income growth of 5.2%, 5.9%, and 5.7% during those same periods.

            The operating budget for fiscal year 1996 is to be funded with $7,434 million in general funds, $3,817 million in special and higher education funds, and $3,178 million in federal funds.

            The State's fiscal year 1996 capital program is proposed to be funded with $390 million in general obligation bonds, $93.5 million in general funds appropriated in the operating budget, $1,244.6 million in special and federal funds (of which $1,055.2 million is appropriated to the Department of Transportation), $131.9 million in revenue bonds, and $21.0 million in reappropriated prior years' capital appropriations. The proposed general obligation bond financed program includes $152 million for State facilities, $83 million for the construction and renovation of local elementary and secondary schools, and $155 million for various other grants and loan projects.

            When the 1996 Budget was enacted, it was estimated that the general fund surplus on a budgetary basis at June 30, 1996, would be approximately $7.8 million; it is currently estimated to be $34.3 million. In addition, it is estimated that there will be $518 million in the Revenue Stabilization Account of the State Reserve Fund at June 30, 1996.

            At its 1986 session, the General Assembly enacted legislation that established the State Reserve Fund. The fund was originally composed of two accounts - the Revenue Stabilization Account, which is established to retain State revenues for future needs and to reduce the need for future tax increases, and the Dedicated Purpose Account, which is established to retain appropriations for major multi-year expenditures and to meet contingency requirements. Initially an annual appropriation of $5 million to the Revenue Stabilization Account was required until the balance in the account reached 2% of general fund revenues, and withdrawal of funds from the account was predicated on the existence of certain changes and levels of unemployment. All interest earned on the State Reserve Fund is credited to the Revenue Stabilization Account.

            Since the establishment of the Reserve Fund, two other accounts have been created - the Economic Development Opportunities Program Fund, which is to be used for extraordinary economic development opportunities as a supplement to existing programs, and the Catastrophic Event Fund, which is to be used to respond quickly to a natural disaster or other catastrophic event that cannot be managed within existing appropriations.

            At its 1993 session, the General Assembly increased the annual appropriation to the Revenue Stabilization Account to $50 million or whatever lesser amount is necessary to bring the balance of the Account to 5% of estimated general fund revenues and changed the restriction on transfers from the Account to only those authorized by an act of the General Assembly or specifically authorized in the State Budget.

            Legislation enacted by past General Assemblies directed the Governor to include a proposed appropriation to the Reserve Fund in the Budget submitted at the following year's session in an amount equivalent to the unappropriated General Fund Surplus realized in fiscal years 1992-1995. Amounts equivalent to the fiscal 1993 and 1994 surpluses were appropriated to the Reserve Fund.

            The Transportation Trust Fund, administered by the Department of Transportation, is the largest of the State's special funds and consolidates into a single fund substantially all fiscal resources, excluding the Maryland Transportation Authority, dedicated to transportation, including the excise taxes on motor vehicle fuel and motor vehicle titles, a portion of the corporate income tax, wharfage and landing fees, rentals, and fare box revenues. All expenditures of the Department of Transportation are made from the Transportation Trust Fund. In addition, the various categories of transportation bonds are serviced from the Transportation Trust Fund, and the particular taxes and other designated revenues are both dedicated to the payment of such indebtedness and constitute the sole sources to which holders of transportation bonds legally may look to for repayment.

            Amounts in the Transportation Trust Fund do not revert to the General Fund if unexpended at the end of the fiscal year; however, from time to time, the General Assembly has enacted legislation requiring that certain unpledged funds in the Transportation Trust Fund be transferred to the General Fund. In some instances, such legislation also has provided for the subsequent retransfers from the General Fund to the Transportation Trust Fund.

            The Transportation Trust Fund had surpluses of approximately $47 million, $18 million, $129 million, $266 million and $275 million (unaudited) for the fiscal years ending June 30, 1991, 1992, 1993, 1994 and 1995, respectively.

            The Maryland Transportation Authority and the Department of Transportation entered into an agreement providing for the transfer from the Authority to the Department, from funds not needed or pledged for bond payments, of $25 million in fiscal year 1991, $40 million in fiscal year 1992, and $10 million in fiscal year 1993 to be used by the Department for the Central Light Rail transportation facility. The agreement also provides for the Department to retransfer to the Authority $25 million annually for fiscal years 1995, 1996 and 1997.

            In August 1995, the Governor announced that he is considering proposing a State personal income tax reduction in the 5%-10% range. A 10% reduction could mean a loss in revenue to the State of as much as $400 million a year in the first year. A reduction in personal income taxes has been supported by business groups as a measure to stimulate the economy and improve Maryland's business climate. However, consideration of such a reduction is occurring at a time when the federal government is expected to reduce sharply the amount of money it sends to Maryland (and other states).

            State Debt. While the State Constitution imposes no debt limit, the contracting of State debt is prohibited unless the debt is authorized by a law levying a dedicated annual tax sufficient to pay debt service within 15 years. As of June 30, 1995, $2,619.1 million of the State's general obligation bonds were outstanding. The State issued $150 million of its general obligation bonds in October 1995. For fiscal year 1995, property taxes accounted for 59% of the funds for general obligation debt service payments; substantially all of the remainder was paid from general funds of the State. In addition, agencies of the State had approximately $125 million in lease and conditional purchase commitments outstanding as of June 30, 1995.

            Consolidated Transportation Bonds are limited obligations issued by the Department of Transportation (the

"Department"), the principal of which must be paid within 15 years from the date of issue, for highway, port, transit, rail, or aviation facilities or any combination of such facilities. At its April, 1992, special session, the General Assembly enacted legislation that limits the outstanding aggregate principal amount of these bonds to $1,200 million; under prior statute the limit was $950 million. The legislation also provides that the General Assembly may establish in the Budget for any fiscal year a maximum outstanding aggregate amount of these bonds as of June 30 of the fiscal year that is less than $1,200 million. For fiscal year 1996 the limit is $1,054 million. At June 30, 1995, the principal amount of outstanding bonds was $1,047.5 million.

            Debt service on Consolidated Transportation Bonds is payable from those portions of the excise tax on each gallon of motor vehicle fuel and the motor vehicle titling tax, all mandatory motor vehicle registration fees, motor carrier fees, and the corporate income tax as are credited to the Department, plus all departmental operating revenues and receipts. The holders of these bonds are not entitled to look to other sources for payment. The Department has covenanted with the holders of outstanding Consolidated Transportation Bonds not to issue additional bonds unless certain revenue adequacy tests are met.

            Various State Authorities are authorized to issue revenue bonds which are not obligations of the State. At
June 30, 1995, outstanding revenue and enterprise debt of these authorities amounted to approximately $3.677 billion in bonded indebtedness and $28.5 million in lease and conditional purchase financings.

            State Retirement Plans. The State contributes to the Maryland State Retirement and Pension Systems, an agent multiple-employer public employee retirement system established by the State to provide pension benefits for State employees (other than employees covered by the Mass Transit
Administration Pension Plan) and employees of 127 participating political subdivisions within the State. Additionally, the system provides benefits for certain non-State entities. Retirement benefits are paid from the State system's pooled assets rather than from assets relating to a particular plan participant. The system is considered part of the State's financial reporting entity and is included in the State's financial statements as a pension trust fund. The "unfunded pension benefit obligation" was approximately $5.4 billion at June 30, 1994.

            Litigation. The State and its units are parties to numerous legal proceedings, many of which normally recur in governmental operations.

            Baltimore City. After two years of state budget cuts and slow growth limiting the City's efforts to provide services to its residents, the fiscal 1994 budget reflected a continued commitment to sound fiscal management amid the lingering effects of the recession. Dampening effects of the recession on employment and income tax receipts, and real estate development, and property tax receipts, require the City to manage scarce resources wisely. While maintaining the property tax rate at $5.90 per $100 of assessed value and the 4% limit on residential assessment increases, the fiscal 1994 budget contained additional funding for key priorities. Additional funding was provided to support 60 new police officers to move toward full implementation of the new community policing program. Local General Fund support for Baltimore City Public Schools was increased 5.6% to $187 million and appropriations for the library system were increased 8.6% to $14.6 million.

            The City was able to add $1.9 million to its General
Fund reserve or "rainy day fund". The City ended fiscal 1994 with an unappropriated and undesignated General Fund balance of $2,164,477.

            The General Fund Budget for fiscal year 1995 was adopted on June 20, 1994 and was premised on the assumption that economic growth would slow in the second half of calendar year 1994 and in calendar year 1995. The property tax rate was reduced from $5.90 to $5.85 per $100 of assessed valuation. Since the beginning of fiscal year 1995, the City experienced shortfalls in income in real property tax collections. State-wide income tax cash collections lagged behind State estimates. The shortfall was magnified in the City due to the lagging and weak recovery from the recession of the 1990s. In addition, a larger than anticipated number of open unresolved real property tax cases working through the State-operated assessment appeals system, brought on by the real estate recession, resulted in current and prior year real property tax collections falling short of budget estimates. Revenues in excess of budget estimates for personal property taxes, investment earnings, hotel taxes and other local sources in part offset the shortfalls in income and real property tax receipts. However, the revenue shortfall required that the City exercise tight expenditure controls.

            On December 20, 1994, Baltimore was one of six urban cities to be designated a federal Empowerment Zone. The City will receive $100 million to be applied to the implementation of programs and initiatives described in Baltimore's grant application. Over 500 people, city agencies, businesses and institutions, and community residents worked for five months to write the application. The initiatives will be implemented in the three geographic areas that make up Baltimore's Empowerment Zone. The Empowerment Zone award, combined with almost $800 million in contributions, both financial and in-kind, from the City, businesses, institutions in the areas comprising the Empowerment Zone and the State, will provide the funds necessary to allow the City to continue its community development and economic development work.

            Prince George's County. Certain of the Securities in the Portfolio may be obligations of Prince George's County, Maryland (the "County"), which rely in whole or in part on property taxes levied by the County as their source of payment. Limitations on property tax rates resulting from County Charter provisions and a decision of the State's highest court to limit the ad valorem tax rate applicable to personal property to the real property tax rate impair the county's ability to raise tax revenues.

            At the November 1978 General Election, the voters of the County adopted an amendment to the County Charter limiting future collection of real property taxes. The amendment, which became effective in December 1978, added Section 817B to the Charter. It is generally referred to in the County as "TRIM" (TRIM is an acronym for Tax Reform Initiative by Marylanders). TRIM, as enacted in November 1978, provides that the County Council shall not levy "a real property tax that would result in a total collection of real property taxes greater than the amount collected in fiscal year 1979" ($143.9 million). At the November 1984 General Election, an amendment to TRIM (the "TRIM Amendment") was approved by the voters of the County authorizing the County Council to levy taxes on a maximum rate basis as an alternative to the maximum amount basis. The maximum rate authorized was Two Dollars and Forty Cents ($2.40) for each One Hundred Dollars ($100.00) of assessed value.
Under the TRIM Amendment, the County's tax collections are limited to the greater of (1) an amount equal to the 1979 collection or (2) an amount produced by a tax levied at $2.40 per $100.00 of assessed value. If the tax collection levied at $2.40 per $100.00 of assessed value in fact produces an excess, the excess must be placed in the contingency fund and, if not used during that fiscal year, must be included in the budget estimated for real property taxes in the following fiscal year.

            Since fiscal 1986, the County Council has elected to levy real property taxes calculated on the basis of the maximum rate.

            The Attorney General of Maryland has opined that real property taxes levied and collected by the County for the Washington Suburban Sanitary Commission ("WSSC") and the
Maryland National Capital Park and Planning Commission ("M-NCPPC") are not subject to the limitation imposed by TRIM. Although the Attorney General of Maryland has not ruled on the impact of the TRIM Amendment, the County Attorney is of the opinion that limitations imposed by the TRIM Amendment are not applicable to WSSC, M-NCPPC or the Washington Suburban Transit Commission. In addition, taxes levied by the County in its Stormwater Special Taxing District and taxes levied by municipalities in the County are not subject to the TRIM limitation according to State law.

            The County caused to be filed a Declaratory Judgment suit on April 3, 1991 in the Circuit Court for Prince George's County, Maryland regarding the right of the County to levy a property tax rate in excess of the TRIM limitation of Section 817B of the County Charter. The County sought to levy in fiscal 1992 a property tax rate of $.08 per $100 of assessed value in excess of the TRIM limitation to pay the principal and interest on bonds outstanding prior to the effective date of TRIM. The Court entered a final order on May 24, 1991 declaring that the County has the authority. This order was appealed to the Court of Appeals of Maryland and received a favorable ruling supporting the levy. The rate set for fiscal 1996 is $.033 per $100 of assessed value.

            Prince George's County, like most Maryland jurisdictions, witnessed slow revenue growth since the recession of 1991-1993. Total revenue in fiscal 1996 is estimated to remain essentially unchanged from the fiscal 1995 budget level at $1.159 billion dollars.

            The property tax is the largest local revenue source.
It is projected to grow by $8.6 million or 2.3% in fiscal 1996.

            Fiscal 1996 cost of service levels are expected to grow 7.5% over fiscal 1995 levels, while revenue growth for the same period is expected to be relatively flat. This projected imbalance in expenditures and revenue created a potential shortfall of $108 million in fiscal 1996. The fiscal 1996 proposed budget contained $80 million in spending cuts, affecting every program and agency of the county government in varying degrees, and it projected approximately $19 million in added revenues in order to provide for a balanced budget. The fiscal 1996 proposed budget allocated as much money as possible to the County's essential programs and services and met the contingency reserve requirement mandated by the County Charter.

            The cap on assessment growth for owner-occupied residential properties in fiscal 1994 was set at 5%. Homeowner-occupied residential properties growth in assessment will be capped at 3% in fiscal 1995 and fiscal 1996. This cap recognizes the November 1994 ballot initiative which will cap the growth at the lesser of 5% or the increase in the consumer price index of the Washington metropolitan statistical area.
                                   A-45

            Faced with the deficit of approximately $108 million for fiscal year 1996, various revenue measures of special importance to Prince George's County were passed by the General Assembly in its 1995 Session. This includes legislation providing for an exception whereby Prince George's County has increased its piggyback tax rate from its current 58% to 60% for the current taxable year. Normally, a County must give the Comptroller notice of any change in its piggyback income tax rate before July 1 of the year prior to the change taking effect. Increasing the rate from 58% to 60% will result in an increase in County revenue estimated to be about $7.4 million in fiscal year 1996.

Maryland Tax Status

            In the opinion of Whiteford, Taylor & Preston L.L.P., special Maryland Counsel on Maryland income tax matters, which relies on the opinion of Cahill Gordon & Reindel regarding federal income tax matters relating to the Maryland Uninsured Trust, under existing Maryland income tax law applicable to individuals who are Maryland residents and to regular ("C") corporations subject to the Maryland corporate income tax:

            The Maryland Uninsured Trust will be treated as a trust for Maryland income tax purposes and not as an association taxable as a corporation. Each transaction of the Maryland Uninsured Trust will be treated for such purposes as a transaction of the several Unit Holders and not as a transaction of the Maryland Uninsured Trust that could give rise to Maryland taxable income to the Maryland Uninsured Trust.

            The Maryland income tax is imposed upon the taxable income of resident individuals. The counties and City of Baltimore are required by State law to levy local income taxes that "piggyback" the State income tax; i.e., these taxes are determined as a percentage ranging from 20% to 60% of the liability of the resident for the state income tax. The local income tax applies to individuals who are residents of the local jurisdiction.

            The State imposes a maximum 6% tax rate for individual returns with taxable income in excess of $100,000 and joint returns with taxable income in excess of $150,000. The 6% tax rate applies to certain taxable years beginning before January 1, 1995. Thereafter the maximum rate of State income tax will be 5% for taxable income in excess of $3,000. The State permits local jurisdictions to impose a "piggyback" tax rate of up to a maximum of 60% of the State rate. However, the local rate on income taxed at the 6% State rate may not exceed 50%. For 1995 all counties and the City of Baltimore will impose their "piggyback" income taxes at a 50% rate except as follows: Worcester County, 30%; Baltimore and Queen Anne's Counties, 55%; Allegany, Montgomery, Prince George's, St. Mary's, Somerset, Talbot, and Wicomico Counties, 60%. The counties and the City of Baltimore may increase or decrease these rates in increments of 5% (or, at the option of the county, by multiples of 2% where the county rate is in excess of 50% of the State rate) effective on January 1 of the year that the county or City designates by giving notice to the State Comptroller of the rate change and its effective date on or before July 1 prior to its effective date. However, legislation enacted in 1995 allowed Prince George's County to increase its piggyback tax rate to not more than 60% for 1995 without complying with the preceding requirements.

            Individual Unit Holders who are residents of Maryland and Unit Holders which are regular ("C") corporations subject to the Maryland corporate income tax are not required to include in their regular Maryland taxable income their respective shares of interest earnings on obligations of the State of Maryland, its agencies, authorities or political subdivisions derived through the Maryland Uninsured Trust to the extent that such interest is excludable from gross income for federal income tax purposes. In certain cases an exemption for interest on Maryland State, county and municipal obligations and obligations of certain agencies thereof is provided from Maryland income tax, whether or not the interest income is exempt from federal income tax. Furthermore, Unit Holders are not required to include in their regular Maryland taxable income their respective shares of interest earnings on bonds issued by the government of Puerto Rico or by its authority derived through the Maryland Uninsured Trust to the extent that such interest is excludable from gross income for federal income tax purposes and is also excludable from any state income taxation under federal law. Individual Unit Holders, however, may be subject to the Maryland income tax on tax preferences with respect to 50% of any interest derived through the Maryland Uninsured Trust from non-Maryland obligations in excess of a threshold amount and constituting a tax preference for federal income tax purposes.

            As a general rule, to the extent that gain from the sale, exchange or other disposition of obligations held by the Maryland Uninsured Trust (whether as a result of a sale or exchange of such obligations by the Maryland Uninsured Trust or as a result of a sale or exchange of a Unit by a Unit Holder) is includable in the federal adjusted gross income of a resident individual, or taxable income of a corporation, such gain will be included in the calculation of the Unit Holder's Maryland taxable income. Maryland law does not generally exclude capital gains from income tax. However, under Maryland law, any profit realized upon the sale or exchange of bonds issued by the State of Maryland, its political subdivisions and certain specified other Maryland issuers, is specifically excluded from the computation of the Maryland taxable income of individuals and corporations. Although there are no Maryland authorities on point, it is possible that the taxing authorities in Maryland could take the position that the statutory exclusion or exemption of profit on these obligations requires a disallowance in the calculation of Maryland income tax of any loss that may be realized on such obligations.

            With respect to the amount of Social Security benefits required to be included in the calculation of federal adjusted gross income, a subtraction modification is provided for under the Maryland income tax law so that such amount is eliminated in determining Maryland taxable income.

            Tax counsel should be consulted as to other Maryland tax consequences not specifically considered herein, and as to the Maryland tax status of Unit Holders in the Maryland Uninsured Trust which are neither individuals resident in Maryland nor regular ("C") corporations. By way of example, no opinion is expressed as to the tax consequences under the Maryland franchise tax applicable to a financial institution which is a Unit Holder in the Maryland Uninsured Trust.
However, it should be noted that, pursuant to legislation passed in 1995, interest received by certain financial institutions on certain government obligations will be subject to partial exclusion from tax commencing in 1996. Beginning in 1998, certain financial institutions will be subject to the Maryland corporate income tax rather than the franchise tax. Further, no opinion is being rendered as to the Maryland tax consequences resulting from any proposed or future tax legislation.

            Special Maryland counsel has not examined any of the obligations deposited in the Maryland Uninsured Trust, and expresses no opinion as to whether the interest on any such obligations is, in fact, tax exempt upon receipt by the Maryland Uninsured Trust or would be tax exempt if directly received by a Unit Holder; nor has special counsel made any review of the proceedings relating to the issuance of Bonds or the basis of bond counsel opinions.

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
DEAN WITTER SELECT MUNICIPAL TRUST
INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11
DELAWARE PORTFOLIO SERIES 13
MARYLAND PORTFOLIO SERIES 15


We have audited the statements of financial condition and schedules of portfolio securities of the Dean Witter Select Municipal Trust Insured California Intermediate Term Portfolio Series 11, Delaware Portfolio Series 13 and Maryland Portfolio Series 15 as of September 30, 1995, and the related statements of operations and changes in net assets for the year ended September 30, 1995 and for the period from October 18, 1993 (date of deposit) to September 30, 1994. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1995 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Dean Witter Select Municipal Trust Insured California Intermediate Term Portfolio Series 11, Delaware Portfolio Series 13 and Maryland Portfolio Series 15 as of September 30, 1995, and the results of their operations and the changes in their net assets for the year ended September 30, 1995 and the period from October 18, 1993 (date of deposit) to September 30, 1994 in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP



October 27, 1995
New York, New York







                                    F-1
</AUDIT-REPORT>

                      STATEMENT OF FINANCIAL CONDITION

                     DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                             September 30, 1995


                               TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $3,712,147) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))            $3,585,799

Accrued interest receivable                                          33,832

Cash                                                                 18,484

           Total                                                  3,638,115


                         LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                3,388

   Accrued Sponsor's fees                                             1,875

           Total liabilities                                          5,263


Net Assets:

   Balance applicable to 3,750,000 Units of fractional undivided interest outstanding
     (Note (c)):

      Capital, less unrealized market
        depreciation of $126,348                     $3,585,799

      Undistributed net investment income
        (Note (b))                                       47,053


           Net assets                                            $3,632,852

Net asset value per 1,000 Units ($3,632,852 divided by
  3,750,000 Units multiplied by 1,000)                           $   968.76




                     See notes to financial statements

                          STATEMENTS OF OPERATIONS

                     DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11



                                                        For the period from
                                                          October 18, 1993
                                  For the year ended    (date of deposit) to
                                  September 30, 1995     September 30, 1994


Investment income - interest            $168,108               $ 158,681

Less Expenses:

   Trustee's fees and expenses             6,337                   5,212

   Sponsor's fees                            938                     938

           Total expenses                  7,275                   6,150

           Investment income - net       160,833                 152,531

Net unrealized market appreciation
  (depreciation)                         246,604                (372,952)

Net increase (decrease) in net
  assets resulting from operations      $407,437               $(220,421)




                     See notes to financial statements

                    STATEMENTS OF CHANGES IN NET ASSETS

                     DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11



                                                        For the period from
                                                          October 18, 1993
                                  For the year ended    (date of deposit) to
                                  September 30, 1995     September 30, 1994

Operations:

   Investment income - net            $  160,833            $  152,531

   Net unrealized market apprecia-
     tion (depreciation)                 246,604              (372,952)

           Net increase (decrease)
             in net assets
             resulting from
             operations                  407,437              (220,421)


Less Distributions to Unit Holders:

   Investment income - net              (157,050)             (102,213)

           Total distributions          (157,050)             (102,213)

Net increase (decrease) in net
  assets                                 250,387              (322,634)

Net assets:

   Beginning of period (Note (c))      3,382,465             3,705,099

   End of period (including undis-
     tributed net investment income
     of $47,053 and $46,878,
     respectively)                    $3,632,852            $3,382,465




                     See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                             September 30, 1995



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (October 18, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                             September 30, 1995



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (October 18, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this
Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of September 30, 1995 follows:

       Original cost to investors                                $3,819,713
       Less:  Gross underwriting commissions (sales charge)        (114,614)
       Net cost to investors                                      3,705,099
       Unrealized market depreciation                              (126,348)
       Accumulated interest accretion                                 7,048
       Net amount applicable to investors                        $3,585,799

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
          INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                             September 30, 1995



(d) OTHER INFORMATION

    Selected data for 1,000 Units of the Trust during each period:

                                                        For the period from
                                                          October 18, 1993
                                    For the year ended  (date of deposit) to
                                    September 30, 1995   September 30, 1994

       Interest income                     $ 44.83             $ 42.31
       Expenses                              (1.94)              (1.64)
       Investment income - net               42.89               40.67
       Income distributions                 (41.88)             (27.26)
                                              1.01               13.41
       Net unrealized market apprecia-
         tion (depreciation)                 65.76              (99.45)
       Net increase (decrease) in net
         asset value                         66.77              (86.04)
       Net asset value - beginning
         of period                          901.99              988.03
       Net asset value - end of period     $968.76             $901.99

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                       INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                                          September 30, 1995



Port-                                                                                                   Optional
folio                            Rating        Face        Coupon    Maturity       Sinking Fund       Refunding          Market
 No.   Title of Securities       <F3>         Amount        Rate       Date       Redemptions<F5>    Redemptions<F4>  Value<F6><F7>

  1. The Regents of the Univer-
     sity of California Refund-
     ing Revenue Bonds (Multi-
     ple Purpose Projects),
     Series B (MBIA Insured)<F8> AAA       $  750,000      4.300%    09/01/01     NONE               NONE             $  731,595

  2. California State Public
     Works Board Lease Revenue
     Refunding Bonds (Department
     of Corrections), 1993
     Series C (Del Norte) (MBIA
     Insured) <F8>               AAA          750,000      4.600     12/01/02     NONE               NONE                737,588

  3. California (State of),
     Various Purpose General
     Obligation Bonds (FGIC
     Insured) <F10>              AAA          250,000      4.300     09/01/03     NONE               NONE                237,872

  4. Fresno Sewer System Reve-
     nue Bonds, 1993 Series A
     (AMBAC Insured) <F9>        AAA          100,000      4.500     09/01/03     NONE               NONE                 96,567

  5. Redding Redevelopment
     Agency, Canby-Hill-Top-
     Cypress Redevelopment Proj-
     ect Tax Allocation Refund-
     ing Bonds, Series D (CGIC
     Insured) <F11>              AAA          400,000      4.500     09/01/03     NONE               NONE                383,744

  6. Moreno Valley Refunding
     Certificates of Participa-
     tion (Capital Projects),
     Series 1993 (MBIA Insured)
     <F8>                        AAA          750,000      4.600     05/01/04     NONE               NONE                717,098

  7. Western Placer Unified
     School District, General
     Obligation Bonds, Election
     of 1993, Series 1993A (FGIC
     Insured) <F10>              AAA          125,000      0.000     08/01/05     NONE               NONE                 74,141

  8. Sacramento Municipal Util-
     ity District Electric Reve-
     nue Refunding Bonds, 1993
     Series 6 (MBIA Insured)<F8> AAA          625,000      4.800     09/01/05     NONE               09/01/03@102        607,194

                                           $3,750,000                                                                 $3,585,799




                                                   See notes to schedule of portfolio securities

                                                                        F-8

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
        INSURED CALIFORNIA INTERMEDIATE TERM PORTFOLIO SERIES 11

                           September 30, 1995


[FN]

<F3> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F4> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F5> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F6> The market value of the Securities as of September 30, 1995 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date of the period
(September 29, 1995).

<F7> At September 30, 1995, the unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation           $    -

       Gross unrealized market depreciation            (126,348)

       Unrealized market depreciation                 $(126,348)

    The amortized cost of the Securities for Federal income tax purposes was $3,712,147 at September 30, 1995.

<F8> Insured by Municipal Bond Insurance Association ("MBIA").

<F9> Insured by American Municipal Bond Assurance Corporation ("AMBAC").

<F10>Insured by Financial Guaranty Insurance Company ("FGIC").

<F11>Insured by Capital Guaranty Insurance Company ("CGIC").

                      STATEMENT OF FINANCIAL CONDITION

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13

                             September 30, 1995


                               TRUST PROPERTY

Investments in municipal bonds at market value
  (amortized cost $2,067,272) (Note (a) and
  Schedule of Portfolio Securities Notes (4)
  and (5))                                                       $1,967,074

Accrued interest receivable                                          26,802

Cash                                                                  6,738

           Total                                                  2,000,614


                         LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                1,525

   Accrued Sponsor's fees                                             1,043

           Total liabilities                                          2,568


Net Assets:

   Balance applicable to 2,085 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less unrealized market depreciation
        of $100,198                                  $1,967,074

      Undistributed net investment income
        (Note (b))                                       30,972


           Net assets                                            $1,998,046

Net asset value per Unit ($1,998,046 divided by 2,085 Units)     $   958.30




                     See notes to financial statements

                          STATEMENTS OF OPERATIONS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13



                                                        For the period from
                                                          October 18, 1993
                                  For the year ended    (date of deposit) to
                                  September 30, 1995     September 30, 1994


Investment income - interest            $100,286              $  95,321

Less Expenses:

   Trustee's fees and expenses             3,817                  3,815

   Sponsor's fees                            521                    521

           Total expenses                  4,338                  4,336

           Investment income - net        95,948                 90,985

Net unrealized market appreciation
  (depreciation)                         161,397               (261,595)

Net increase (decrease) in net
  assets resulting from operations      $257,345              $(170,610)




                     See notes to financial statements

                    STATEMENTS OF CHANGES IN NET ASSETS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13

                             September 30, 1995



                                                        For the period from
                                                          October 18, 1993
                                  For the year ended    (date of deposit) to
                                  September 30, 1995     September 30, 1994

Operations:

   Investment income - net            $   95,948            $   90,985

   Net unrealized market apprecia-
     tion (depreciation)                 161,397              (261,595)

           Net increase (decrease)
             in net assets result-
             ing from operations         257,345              (170,610)


Less Distributions to Unit Holders:

   Investment income - net               (92,824)              (57,464)

           Total distributions           (92,824)              (57,464)

Net increase (decrease) in net
  assets                                 164,521              (228,074)

Net assets:

   Beginning of period (Note (c))      1,833,525             2,061,599

   End of period (including undis-
     tributed net investment income
     of $30,972 and $30,753, respec-
     tively)                          $1,998,046            $1,833,525




                     See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13

                             September 30, 1995



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (October 18, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13

                             September 30, 1995



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (October 18, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this
Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of September 30, 1995 follows:

       Original cost to investors                               $2,145,256
       Less:  Gross underwriting commissions (sales charge)        (83,657)
       Net cost to investors                                     2,061,599
       Unrealized market depreciation                             (100,198)
       Accumulated interest accretion                                5,673
       Net amount applicable to investors                       $1,967,074

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        DELAWARE PORTFOLIO SERIES 13

                             September 30, 1995



(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                        For the period from
                                                          October 18, 1993
                                    For the year ended  (date of deposit) to
                                    September 30, 1995   September 30, 1994

       Interest income                     $ 48.10             $ 45.72
       Expenses                              (2.08)              (2.08)
       Investment income - net               46.02               43.64
       Income distributions                 (44.52)             (27.56)
                                              1.50               16.08
       Net unrealized market apprecia-
         tion (depreciation)                 77.41             (125.47)
       Net increase (decrease) in net
         asset value                         78.91             (109.39)
       Net asset value - beginning of
         period                             879.39              988.78
       Net asset value - end of period     $958.30             $879.39

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     DELAWARE PORTFOLIO SERIES 13

                                          September 30, 1995



Port-                                                                                                   Optional
folio                            Rating        Face        Coupon    Maturity       Sinking Fund       Refunding          Market
 No.   Title of Securities       <F14>        Amount        Rate       Date     Redemptions<F16>    Redemptions<F15> Value<F17><F18>

  1. Delaware Health Facilities
     Authority, Kent General
     Hospital Project, Series
     1993 (MBIA Insured) <F20>   AAA       $  185,000      4.700%    07/01/04     NONE                07/01/03@102    $  180,064

  2. Delaware Health Facili-
     ties Authority, Kent Gene-
     ral Hospital Project,
     Series 1993 (MBIA Insured)
     <F20>                       AAA          220,000      4.900     07/01/06     NONE                07/01/03@102       213,013

  3. Delaware River and Bay
     Authority Revenue Bonds,
     Series 1993 (MBIA Insured)
     <F20>                       AAA          500,000      4.800     01/01/08     NONE                01/01/04@102       468,195

  4. Dover Water and Sewer Rev-
     enue Bonds, 1993 Series A   A<F19>       185,000      4.750     07/01/06     NONE                07/01/03@102       175,631

  5. Dover Water and Sewer Rev-
     enue Bonds, 1993 Series A   A<F19>       210,000      4.875     07/01/07     NONE                07/01/03@102       199,252

  6. Newark General Obligation
     Bonds, Series of 1993       A1<F19>      335,000      4.875     01/15/09     NONE                01/15/99@100       314,505

  7. University of Delaware
     Revenue Bonds, Series 1993  AA+          350,000      5.300     11/01/06     NONE                11/01/03@101.5     356,556

  8. Puerto Rico Public Build-
     ings Authority Public Edu-
     cation and Health Facili-
     ties Refunding Bonds,
     Series I                    A            100,000      0.000     07/01/05     NONE                NONE                59,858

                                           $2,085,000                                                                 $1,967,074




                                                   See notes to schedule of portfolio securities

                                                                        F-16

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                   DEAN WITTER SELECT MUNICIPAL TRUST
                      DELAWARE PORTFOLIO SERIES 13

                           September 30, 1995



[FN]

<F14> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F15> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F16> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F17> The market value of the Securities as of September 30, 1995 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period
(September 29, 1995).

<F18> At September 30, 1995, the unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation           $    -

       Gross unrealized market depreciation            (100,198)

       Unrealized market depreciation                 $(100,198)

    The amortized cost of the Securities for Federal income tax purposes was $2,067,272 at September 30, 1995.

<F19> Moody's Investors, Inc. rating.

<F20> Insured by Municipal Bond Insurance Association ("MBIA").

                      STATEMENT OF FINANCIAL CONDITION

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15

                             September 30, 1995


                               TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $2,962,041) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                  $2,832,247

Accrued interest receivable                                          32,202

Cash                                                                 19,635

           Total                                                  2,884,084


                         LIABILITIES AND NET ASSETS

Less Liabilities:

   Accrued Trustee's fees and expenses                                2,855

   Accrued Sponsor's fees                                             1,508

           Total liabilities                                          4,363


Net Assets:

   Balance applicable to 3,015 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less unrealized market
        depreciation of $129,794                     $2,832,247

      Undistributed net investment income
        (Note (b))                                       47,474


           Net assets                                            $2,879,721

Net asset value per Unit ($2,879,721 divided by 3,015 Units)     $   955.13




                     See notes to financial statements

                          STATEMENTS OF OPERATIONS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15



                                                        For the period from
                                                          October 18, 1993
                                  For the year ended    (date of deposit) to
                                  September 30, 1995     September 30, 1994


Investment income - interest            $137,723               $ 129,461

Less Expenses:

   Trustee's fees and expenses             5,397                   4,733

   Sponsor's fees                            754                     754

           Total expenses                  6,151                   5,487

           Investment income - net       131,572                 123,974

Net unrealized market appreciation
  (depreciation)                         209,712                (339,506)

Net increase (decrease) in net
  assets resulting from operations      $341,284               $(215,532)




                     See notes to financial statements

                    STATEMENTS OF CHANGES IN NET ASSETS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15



                                                        For the period from
                                                          October 18, 1993
                                  For the year ended    (date of deposit) to
                                  September 30, 1995     September 30, 1994

Operations:

   Investment income - net            $  131,572            $  123,974

   Net unrealized market apprecia-
     tion (depreciation)                 209,712              (339,506)

           Net increase (decrease)
             in net assets result-
             ing from operations         341,284              (215,532)


Less Distributions to Unit Holders:

   Investment income - net              (128,439)              (73,673)

           Total distributions          (128,439)              (73,673)

Net increase (decrease) in net
  assets                                 212,845              (289,205)

Net assets:

   Beginning of period (Note (c))      2,666,876             2,956,081

   End of period (including undis-
     tributed net investment income
     of $47,474 and $47,394, respec-
     tively)                          $2,879,721            $2,666,876




                     See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15

                             September 30, 1995



(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Portfolio of Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Trust's Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (October 18, 1993) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays annual Trustee's fees, estimated expenses, Evaluator's fees, and annual Sponsor's portfolio supervision fees and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15

                             September 30, 1995



(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the fifteenth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Administration of the Trust - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (October 18, 1993) exclusive of accrued interest, computed on the basis set forth under "Public Offering of Units - Public Offering Price" in Part B of this
Prospectus.

    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of September 30, 1995 follows:

       Original cost to investors                               $3,076,039
       Less:  Gross underwriting commissions (sales charge)       (119,958)
       Net cost to investors                                     2,956,081
       Unrealized market depreciation                             (129,794)
       Accumulated interest accretion                                5,960
       Net amount applicable to investors                       $2,832,247

                       NOTES TO FINANCIAL STATEMENTS

                     DEAN WITTER SELECT MUNICIPAL TRUST
                        MARYLAND PORTFOLIO SERIES 15

                             September 30, 1995



(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                        For the period from
                                                          October 18, 1993
                                    For the year ended  (date of deposit) to
                                    September 30, 1995   September 30, 1994

       Interest income                     $ 45.68             $ 42.94
       Expenses                              (2.04)              (1.82)
       Investment income - net               43.64               41.12
       Income distributions                 (42.60)             (24.44)
                                              1.04               16.68
       Net unrealized market apprecia-
         tion (depreciation)                 69.55             (112.60)
       Net increase (decrease) in net
         asset value                         70.59              (95.92)
       Net asset value - beginning of
         period                             884.54              980.46
       Net asset value - end of period     $955.13             $884.54

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                  DEAN WITTER SELECT MUNICIPAL TRUST
                                     MARYLAND PORTFOLIO SERIES 15

                                          September 30, 1995



Port-                                                                                                   Optional
folio                            Rating        Face        Coupon    Maturity       Sinking Fund       Refunding          Market
 No.   Title of Securities       <F23>        Amount        Rate       Date     Redemptions<F25>    Redemptions<F24> Value<F26><F27>

  1. Baltimore Refunding Reve-
     nue Bonds (Baltimore City
     Parking System Facilities),
     Series 1993 (FGIC Insured)
     <F29>                       AAA       $  500,000      4.650%    07/01/05     NONE                07/01/03@102    $  481,900

  2. Baltimore County Metropol-
     itan District Bonds (64th
     Issue), General Obliga-
     tions                       Aaa<F28>     500,000      4.500     08/01/06     NONE                08/01/03@102       473,225

  3. Calvert County General
     Obligation Bonds, Series
     1993                        Aa<F28>      400,000      4.800     07/15/07     NONE                07/15/03@102       380,572

  4. Maryland Health and High-
     er Educational Facilities
     Authority, Peninsula
     Regional Medical Center
     Issue, Series 1993          A            400,000      4.900     07/01/05     NONE                07/01/03@102       384,072

  5. Maryland Health and High-
     er Educational Facilities
     Authority, Suburban Hospi-
     tal Issue, Series 1993      A1<F28>      400,000      4.750     07/01/03     NONE                    NONE           381,228

  6. Maryland Water Quality
     Financing Administration
     Revolving Loan Fund Reve-
     nue Bonds, Series 1992A     AA           115,000      0.000     09/01/07     NONE                    NONE            61,102

  7. St. Mary's County General
     Obligation Bonds, Series
     1993                        A+           185,000      4.400     09/01/04     NONE                09/01/03@102       176,823

  8. St. Mary's County General
     Obligation Bonds, Series
     1993                        A+           165,000      4.700     09/01/07     NONE                09/01/03@102       153,696

  9. University of Maryland
     System Auxiliary Facility
     and Tuition Revenue Bonds,
     1993 Refunding Series C     AA+          350,000      4.350     10/01/03     NONE                    NONE           339,629

                                           $3,015,000                                                                 $2,832,247




                                                   See notes to schedule of portfolio securities

                                                                        F-24


                NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                    DEAN WITTER SELECT MUNICIPAL TRUST
                       MARYLAND PORTFOLIO SERIES 15

                             September 30, 1995



[FN]

<F23> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F24> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F25> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F26> The market value of the Securities as of September 30, 1995 was determined by the Evaluator on the basis of bid side evaluations for the Securities on the last trading date during the period
(September 29, 1995).

<F27> At September 30, 1995, the unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation           $    -

       Gross unrealized market depreciation            (129,794)

       Unrealized market depreciation                 $(129,794)

    The amortized cost of the Securities for Federal income tax purposes was $2,962,041 at September 30, 1995.

<F28> Moody's Investors, Inc. rating.

<F29> Insured by Financial Guaranty Insurance Company ("FGIC").

                       PROSPECTUS PART B

              DEAN WITTER SELECT MUNICIPAL TRUST

             PART B OF THIS PROSPECTUS MAY NOT BE
           DISTRIBUTED UNLESS ACCOMPANIED BY PART A.

                       ________________

                         INTRODUCTION

    Each Trust described in Part A of this Prospectus is one of a series in the Dean Witter Select Municipal Trust, each of which is a separate and distinct unit investment trust. Each trust may be singularly referred to as the "Trust" and collectively referred to as the "Trusts". Certain series of the Trusts may be designated as an "Insured Trust", a "State Trust", a combination thereof or other appropriate designation. Each Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement and a related Reference Trust Agreement (collectively, the "Indenture"), among Dean Witter Reynolds Inc. (the "Sponsor"), United States Trust Company of New York or The Bank of New York as specified in Part A of this Prospectus (the "Trustee") and Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc. (the "Evaluator"). The Sponsor is a principal operating subsidiary of Dean Witter, Discover & Co., a publicly-held corporation ("DWDC"). (See "Sponsor".) The objectives of each Trust are to provide interest income which is exempt, in the opinion of counsel, from Federal income tax under existing law (except in certain cases depending on the Unit Holder) and to conserve capital through investment in a fixed portfolio of Securities (the "Portfolio") consisting primarily of investment-grade state, municipal and public authority debt obligations. Part A of the Prospectus indicates the extent, if any, to which interest income on the Securities held or contracted to be purchased on the Date of Deposit is subject to alternative minimum tax. There can be no assurances, however, that the above objectives will be achieved because they are subject to the continuing ability of the issuers of the Securities held in the Trust to meet their obligations to pay principal and interest.

    On the date of creation of the Trust (the "Date of Deposit"), the Sponsor deposited with the Trustee certain debt obligations and contracts and funds (represented by irrevocable letter(s) of credit issued by major commercial bank(s)) for the purchase of such debt obligations (collectively, the "Securities"). Each Trust was created simultaneously with the execution of the Indenture and the deposit of the Securities with the Trustee. The Trustee then immediately delivered to the Sponsor certificates of beneficial interest (the "Certificates") representing the units (the "Units") comprising the entire ownership of each Trust. Through this Prospectus, the Sponsor is offering the Units, including Additional Units, as defined below, for sale to the public. On the Date of Deposit, the Evaluator evaluated the Securities at prices equal to the evaluation of
______________

1 Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

such Securities on the offering side of the market. (See Part A--"Schedule of Portfolio Securities".) The holders of Certificates (the "Unit Holders") will have the right to have their Units redeemed at a price based on the aggregate bid side evaluation of the Securities (the "Redemption Price") if they cannot be sold in the secondary market which the Sponsor, although not obligated to do so, proposes to maintain. In addition, the Sponsor may offer for sale, through this Prospectus, Units which the Sponsor may have repurchased in the secondary market or upon the tender of such Units for redemption.

    Notwithstanding the availability of the above-mentioned irrevocable letter(s) of credit, it is expected that the Sponsor will pay for the Securities as the contracts for their purchase become due. A substantial portion of such contracts have not become due by the date of the initial Date of Deposit. To the extent Units are sold prior to the settlement of such contracts, the Sponsor will receive the purchase price of such Units prior to the time at which it pays for Securities pursuant to such contracts and have the use of such funds during this period.

    During the 90-day period following the first deposit of Securities in the Trust, the Sponsor may deposit in the Trust additional Securities and cash, if required. Any such Securities deposited shall be substantially similar to the initially deposited Securities held in the Trust immediately prior to the deposit. Among other things, a failure to meet the proportionality requirements due to establishment by the Sponsor of a minimum amount of a particular Security to be included in a deposit or the fact that a Security identical to a Security in the Trust immediately prior to the deposit is not readily obtainable will be considered as justifying a variation in such requirements. Any deposit made after the close of such 90-day period must exactly replicate the Securities and any cash (other than cash distributable only to the Sponsor or to Unit Holders who were Unit Holders prior to the date of deposit of the additional Securities) held in the Trust immediately prior to the deposit. As additional Units are issued by the Trust as a result of the deposit of additional Securities by the Sponsor (the "Additional Units"), the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

                           THE TRUST

Special Considerations

    An investment in Units of a Trust should be made with an understanding of the risks which an investment in fixed rate debt obligations of the term and type set forth in Part A--"Summary of Essential Information" and "Schedule of Portfolio Securities" may entail, including the risk that the value of the Portfolios and hence of the Units will decline with increases in interest rates. In recent years, the national economy has experienced significant variations in rates of inflation and economic growth, substantial increases in the national debt and in reliance upon foreign investors to finance it, and material reformulations of Federal tax, monetary and regulatory policies. These conditions have been associated with wide fluctuations in interest rates and thus in the value of fixed rate obligations. The Sponsor cannot predict whether such fluctuations will continue in the future. In addition, a regional or national economic recession would increase the risk that certain issuers (or the obligors of the Securities, in the case of a conduit financing) may experience a revenue shortfall adversely affecting their ability to pay principal or interest.

Summary Description of the Portfolios

    Each Portfolio consists of the Securities listed under Part A-- "Schedule of Portfolio Securities" as long as such Securities may continue to be held from time to time in the Trust (including certain obligations deposited in a Trust in exchange or substitution for any Securities pursuant to the Indenture), together with accrued and undistributed interest thereon and undistributed and uninvested cash realized from the disposition of Securities.

    The Securities have been issued by or on behalf of states or territorial possessions or commonwealths of the United States, or the municipalities, counties, public authorities or other political subdivisions or instrumentalities thereof (the "Issuers"). The interest on such Securities, in each instance, in the opinion of bond counsel or special tax counsel to the Issuer of such Securities or by ruling of the Internal Revenue Service (the "IRS") is not included in gross income for Federal income tax purposes under existing law (but may be subject to state and local taxation). In addition, in the opinion of counsel, interest income of each State Trust is exempt, to the extent indicated, from state and any local income taxes in the State for which such State Trust is named. Capital gains, if any, will be subject to Federal income tax and, generally, to state and/or local income tax. (See "Tax Status". Part A may contain a discussion of certain special tax considerations applicable to a particular Trust.)

    The yields on Securities of the type deposited in a Trust are dependent on a variety of factors, including general money market conditions, interest rates, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings represent the opinions of the rating organizations as to the quality of the obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields, while debt obligations of the same maturity and coupon with different ratings may have the same yield.

    All of the Securities in the Portfolio were, as of the Date of Deposit of the Trust, rated "BBB" or better by Standard & Poor's Corporation or "Baa" or "MIG 2" or better by Moody's Investors Service or had, in the opinion of the Sponsor, credit characteristics comparable to Securities so rated. No assurance can be given that such ratings would be issued if the Securities were reevaluated by Standard & Poor's Corporation or Moody's Investors Service. Subsequent to the Date of Deposit, a Security in the Trust may cease to be rated or the rating assigned may be reduced below the minimum requirements of such Trust for the acquisition of Securities. Although such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see "Sponsor--Responsibility"), such events do not automatically require the elimination of such Security from the Portfolio.

    On the Date of Deposit, a Unit of the Trust represented the fractional undivided interest in the Securities and net income of such Trust set forth under Part A--"Summary of Essential Information" in the ratio of 1 Unit for each approximately $1,000 face amount of Securities initially deposited in such Trust ($1.00 per unit in the case of certain Trusts (see Part A--"Summary of Essential Information")). If any Units are redeemed by the Trustee, the face amount of Securities in the Trust will be reduced by an amount allocable to redeemed Units and the fractional undivided interest in such Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

    Because certain of the Securities from time to time may be redeemed or will mature in accordance with their terms or may be sold under certain circumstances described herein, no assurance can be given that a Trust will retain for any length of time its present size and composition. The Trustee has not participated in the selection of Securities for the Trust, and neither the Sponsor nor the Trustee will be liable in any way for any default, failure or defect in any Securities.

    Under certain circumstances described in "Sponsor--Responsibility", the Sponsor may direct the Trustee to dispose of a Security. No assurance can be given that a sale of any Security under such circumstances would yield proceeds equivalent to the face amount or purchase price of such Security. In addition, such a sale may reduce the average life of the Portfolio and may adversely affect the Estimated Annual Income and Estimated Current Return and Estimated Long-Term Return of the Trust.

    Certain of the Securities in the Portfolio of the Trust are valued at prices in excess of prices at which such Securities may be redeemed in the future. (See Part A--"Schedule of Portfolio Securities" for information relating to the particular series described therein on the Date of Deposit.) To the extent that a Security is redeemed (or sold) at a price which is less than the valuation of such Security on the date a Unit Holder acquired his Units, the proceeds distributable to such Unit Holder in respect of such redemption (or sale) will be less than that portion of the purchase price for such Units which was attributable to such Security (representing a loss of capital to such Unit Holder). Such proceeds, however, may be more or less than the valuation of such Security at the time of such redemption (or sale). Similarly, certain of the Securities in the Trust may be valued at a price in excess of their face value at maturity (i.e., such Securities were valued at a premium above face amount). (See Part A--"Schedule of Portfolio Securities" for information relating to the particular series described therein on the Date of Deposit.) The proceeds distributable to a Unit Holder upon the maturity of a Security which was valued at a premium on the date such Unit Holder acquired Units will be less than that portion of the purchase price for such Units which was attributable to such Security (representing a loss of capital to such Unit Holder).

    The Portfolio of the Trust may consist of Securities the current market value of some of which were below face value. A primary reason for the market value of such Securities being less than face value at maturity is that the interest coupons of such Securities are at lower rates than the current market interest rate for comparably rated debt securities, even though at the time of the issuance of such Securities the interest coupons thereon represented then prevailing interest rates on comparably rated debt securities then newly issued. The current yields (coupon interest income as a percentage of market price, ignoring any original issue discount) of such Securities are lower than the current yields (computed on the same basis) of comparably rated debt securities of similar type newly issued at currently prevailing interest rates. Securities selling at market discounts tend to increase in market value as they approach maturity when the principal amount is payable. A market discount tax-exempt Security held to maturity will have a larger portion of its total return in the form of taxable ordinary income and less in the form of tax-exempt income than a comparable Security bearing interest at current market rates. Under the provisions of the Internal Revenue Code in effect on the date of this Prospectus, any ordinary income attributable to market discount will be taxable but will not be realized until maturity, redemption or sale of the Securities or Units. The current yield of such discounted securities carrying the same coupon interest rate and which are otherwise comparable tends to be higher for securities with longer periods to maturity than it is for those with shorter periods to maturity because the market value of such securities with a longer period to maturity tends to be less than the market value of such a bond with a shorter period to maturity. If currently prevailing interest rates for newly issued and otherwise comparable securities increase, the market discount of previously issued bonds will become deeper and if such currently prevailing interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Market discount attributable to interest rate changes does not indicate a lack of market confidence in the issue.

    The following description of the major categories in which Securities in the Portfolios may be classified is provided by the Sponsor for general information purposes only, and does not purport to be complete. This Prospectus does not provide detailed information with respect to any Security or to any Issuer, or with respect to any rights or obligations, legal, financial or otherwise, arising thereunder or related thereto. Each Security is subject to the terms and conditions, and to the actual performance of tax and other covenants, contained in the legal documents governing such Security. The special risk considerations listed are among the factors which may result in the inability of an Issuer to make scheduled payments of interest and principal.

    General Obligation Securities

    A Portfolio may contain Securities that are general obligations of governmental entities and/or bonds that are guaranteed by governmental entities. Such general obligations and guarantees are backed by the taxing power of the respective entities. The ability of the issuer of a general obligation bond to meet its obligation depends largely upon its economic condition. Many issuers rely upon ad valorem real property taxes as a source of revenue. Proposals in the form of state legislative or voter initiatives to limit ad valorem real property taxes have been introduced in various states. It is not presently possible to predict the impact of these or future proposals, if adopted, on states, local governments or school districts or on their abilities to make future payments of their outstanding debt obligations. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. This latter group of issues contains Securities that are also supported by the moral obligations of governmental
entities.   In the event of a deficiency in the debt service reserve funds of moral obligation Securities, the governmental entity having the moral commitment may (but is not legally obligated to) satisfy such deficiency. However, in the event of a deficiency in the debt service reserve funds of Securities not backed by such moral obligations, no such moral commitment of a governmental entity exists.

    The fiscal condition of an Issuer that is a governmental entity (such as a county, city, school district or other entity providing public services) is related to the size and diversification of its tax and revenue base and to such other factors as: the effect of inflation on the general operating budget and of other costs, including salaries and fringe benefits, energy and solid waste disposal; changes in state law and statutory interpretations affecting traditional home rule powers (which vary from state to state); levels of unrestricted state aid or revenue-sharing programs and state categorical grants subject to annual appropriation by a state legislature; increased expenditures mandated by state law or judicial decree; and disallowances for expenses incurred under Federal or state categorical grant programs. The local economy may be or become concentrated (i) in a single industry, which may be affected by natural or other disasters or by fluctuations in commodity prices, or (ii) in a particular company, the operations of which may be impaired due to labor disputes, relocation, bankruptcy or corporate takeover. Such economic factors may, in turn, affect local tax collections and service demands. The ability of an Issuer to levy additional taxes may be subject to state constitutional provisions, assent of the state legislature or voter approval in a local referendum, or constrained by economic or political considerations. (See also "Additional Securities Considerations- -Issuer Default" and "--Issuer Bankruptcy".)

    The fiscal condition of an Issuer may be negatively impacted by socio-economic factors beyond the Issuer's control (which may hinder the collection of economically sensitive taxes or entail additional expenditures) or may be affected by other unanticipated events, including: imposition of tax rate decreases or appropriations limitations by legislation or voter initiative; revenue shortfalls due to the imprecise nature of forecasting actual collections; increased expenditures mandated by Federal law or by judicial decree; reduction of Federal aid due to subsequent legislative changes in appropriations or aid formulas; disallowances by the Federal government for expenses incurred in connection with categorical grants; or the outcome of litigation.

    Zero Coupon Bonds

    The Portfolio of the Trust may contain zero coupon bond(s) (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds) or one or more other Securities which were issued with an "original issue discount". "Original issue discount" bonds are issued at prices which represent a discount from face amount, principally because such bonds bear current interest at rates which have lower than prevailing market rates at the time of issuance. (See Part A-- "Summary of Essential Information--Portfolio Summary as of Date of Deposit" for information relating to the particular series described therein.) Zero coupon bonds do not provide for the payment of any current interest and provide for payment at maturity at face value unless sooner sold or redeemed. Zero coupon bonds may be subject to more price volatility than conventional bonds, i.e., the market value of zero coupon bonds is subject to greater fluctuation in response to changes in interest rates than is the market value of bonds which pay interest currently. Due to such volatility, in the event that the zero coupon bonds are sold prior to maturity (in order to satisfy redemptions, due to early termination of the Trust or for credit reasons), such sale may result in a loss to Unit Holders. Zero coupon bonds generally are subject to redemption at compound accreted value based on par value at maturity. Because the Issuer is not obligated to make current interest payments, zero coupon bonds may be less likely to be redeemed than coupon bonds issued at a similar interest rate. While some types of zero coupon bonds, such as multipliers and capital appreciation bonds, define par as the initial offering price rather than the maturity value, they share the basic zero coupon bond features of

(1) not paying interest on a semi-annual basis and (2) providing for the reinvestment of the bond's semiannual earnings at the bond's stated yield to maturity.

    Revenue Securities

    Many of the Securities in the Portfolios are limited obligations, payable solely from (i) revenues or receipts derived from operation of a facility acquired or constructed from the proceeds of the obligation or
(ii) special taxes, the receipts from which have been dedicated to the payment of the obligations. Neither the "full faith and credit" of the Issuer nor its general taxing power, if any, is pledged to pay the debt service on such obligations. The availability of revenues to pay debt service on such Securities may be subject to the prior payment of operating costs. Prior to commencement of operations, Securities for which the proceeds are used to construct a facility are subject to the risks typically associated with construction projects, which include: cost overruns, delays in their timely completion (due to litigation, labor disputes or other construction problems) and the ability to obtain necessary operating permits. Thereafter, the operation of a facility could be impaired by labor disputes, or by damage or destruction of the facility, or interruption of essential utilities, due to natural or other disasters. Collection of revenues necessary to pay debt service could be affected, among other factors, by: (a) economic factors beyond the Issuer's control (such as relocation, cessation of operations or bankruptcy of a major employer or customer) impacting upon demand for services, delinquency rates for payments or collection of dedicated taxes; (b) the availability and cost of insurance, which may be required under bond covenants; or (c) compliance with Federal and state operating or licensing permits, health, safety and environmental standards or other regulations. The ability of an Issuer to set rates for its charges and fees and to recover fully its capital costs through incorporation of such costs in its rate structure, or to levy special taxes, may be constrained by legal requirements (such as Federal or state regulatory approval) or by economic, competitive or political considerations.

    Significant changes in intergovernmental relations have occurred in recent decades. Most, if not all, Issuers (or the obligors in conduit financings) of Securities in the Portfolios receive either significant direct Federal financial assistance for operating or capital purposes or necessary licenses or operating permits, authorized pursuant to various legislation. Tax-exempt obligors of Securities (including colleges, non-profit hospitals and museums) may be affected financially by changes in the Internal Revenue Code of 1986, as amended (the "Code" or the "1986 Code"), or the regulations thereunder, affecting their qualification as a tax-exempt entity, the deductibility of charitable contributions or the operation of certain unrelated business activities, such as gift shops. Such legislation and the regulations promulgated thereunder have been the subject of extensive amendment in recent years, and no assurance can be given that further amendment will not materially change the provisions or effect thereof. The availability of monies in connection with the programs authorized by such legislation is subject to annual Congressional appropriation and the budgetary process, and to the application of provisions of the Balanced Budget and Emergency Deficit Control Act of 1985, popularly known as the Gramm-Rudman-Hollings Act and/or the Budget Reconciliation Act of 1990.

    In addition, institutions reliant upon state financial assistance may be subject to significant reductions in funding in the event such state experiences fiscal difficulties. No assurance can be given that existing forms and levels of state aid will be maintained.

    Income to pay debt service on revenue securities may be derived from more than one source. The primary source of income and the additional related considerations regarding certain categories of revenue securities, which may be included in the Portfolio, are further described below.

    Airport Securities. These Securities are typically secured by revenues derived from fees received from use agreements (which consist of payments for landing fees, terminal rental and other charges) and from parking facilities, service fees, concessions and other lease rents. The ability of airports to set landing fees is regulated by the U.S. Department of Transportation; other aspects of operations are subject to regulation by the Federal Aviation Administration ("FAA") or, in certain cases, pursuant to the terms of a court stipulation to abate noise or mitigate traffic. Special risk considerations include: local economic conditions; chronic congestion at many major airports, which may affect future revenues if traffic is diverted or a competitive airport developed; and costs to install enhanced security measures. Recent developments affecting the financial condition of a signatory airline (and its ability to meet its obligations under an existing use agreement) include: corporate consolidations through mergers and acquisitions; labor disputes including major strikes; fare competition; excess industry capacity; fluctuations in fuel costs; and increased capital costs to remain competitive technologically or to comply with FAA schedules to retrofit aircraft to comply with operating noise and safety standards. Cumulatively, in 1992 the domestic airline industry lost over 2 billion dollars. Several airlines are experiencing severe financial difficulty and others have filed for bankruptcy. The ability of an Issuer to renew a use agreement may be additionally affected by the increased flexibility granted to airlines to terminate service under the Airline Deregulation Act and by the development at certain airports of a monopoly in air carrier service.

    Convention Facilities Securities. These Securities include special limited obligation securities issued to finance convention and sports facilities and are typically secured by rental payments and annual governmental appropriations. The governmental agency is not obligated to make payments in any year in which the monies have not been appropriated to make such payments. In addition, these facilities are limited use facilities that may not be used for purposes other than as convention or sports facilities.

    Electric and Power Securities. These Securities are typically secured by revenues derived from power generating facilities, which generally include revenues from the sale of electricity generated and distributed by power agencies using hydro-electric, nuclear, fossil fuel or other power sources. Certain aspects of the operation of such facilities, particularly with regard to generation and transmission at the wholesale level, are regulated by the Federal Energy Regulatory Commission ("FERC"); more extensive regulation (affecting retail rate structures) is provided by state public service commissions. Special risk considerations include: restrictions on operations and increased costs and delays attributable to environmental statutes and regulations; the difficulties of the utilities in financing or refinancing large construction programs and of the capital markets in absorbing utility debt and equity securities; fluctuations in fuel supplies and costs, and costs associated with conversion to alternate fuel sources; uncertainties with regard to demand projections due to changing economic conditions, implementation of energy conservation measures and competitive cogeneration projects; and other technical and cost factors. Scientific breakthroughs in fusion energy and superconductive materials could cause current technologies for the generation and transmission of electricity to become obsolete during the life of the Securities. Issuers relying upon hydroelectric generation may encounter contests when applying for periodic renewal of licenses from FERC to operate dams. Issuers relying upon coal as a fuel source may be subject to significant costs and operating restrictions to comply with emission standards which may be adopted to alleviate the problems associated with acid rain. Issuers relying upon fossil fuel sources and located in air quality regions designated as nonattainment areas may become subject to pollution control measures (which could include abandonment of construction projects in progress, plant shutdowns or relocation of facilities) ordered pursuant to the Clean Air Act. In addition, such Securities are sometimes secured by payments to be made to state and local joint action power agencies pursuant to "take or pay" agreements. The inability of an Issuer to pass on certain of its costs to its customers, whether due to government regulation, judicial decisions or for other reasons, may have a negative impact on the financial standing of such Issuer and, therefore, may have a negative impact on the Securities of such Issuer contained in the Trust.
In addition, the Clean Air Act, affects nearly all electric power facilities that burn oil or coal. Current and future environmental legislation, regulations or other governmental actions may increase the cost of utility service. The Sponsor is unable to predict the ultimate form that any such future legislation, regulations or other governmental action may take or the resulting impact on the Securities.

    Some of the Issuers of Securities in the Portfolios own, operate or participate on a contractual basis with nuclear generating facilities, which are licensed and regulated by the Nuclear Regulatory Commission (the "NRC"). Nuclear generating projects have experienced substantial cost increases, construction delays and licensing difficulties. Issuers of Securities may incur substantial expenditures as a result of complying with NRC requirements. Additional considerations include: the frequency and duration of plant shutdowns and associated costs due to maintenance or safety considerations; the problems and associated costs related to the use and disposal of radioactive materials and wastes in compliance with Federal and local law; the implementation of emergency evacuation plans for areas surrounding nuclear facilities; and other issues associated with construction, licensing, regulation, operation and eventual decommissioning of such facilities. These Securities may be subject to industry-wide fluctuations in market value as a consequence of market perception of certain highly publicized events, as in the Washington Public Power Supply System's defaults on its Project 4 and 5 revenue bonds and the 1988 bankruptcy filing by the Public Service Corporation of New Hampshire. Federal, state or municipal governmental authorities, or voters by initiative, may from time to time impose additional regulations or take such other governmental action which might cause delays in the licensing, construction or operation of nuclear power plants, or the suspension or cessation of operations of facilities which have been or are being financed by proceeds of certain Securities. Such delays, suspensions or other action may affect the payment of interest on, or the repayment of the principal amount of, such Securities.

    Health Care and Hospital Securities. These Securities are typically secured by revenues derived from health care and hospital facilities, which are subject to extensive Federal and state regulations affecting construction, licensing, acquisition of equipment, standards of care, disposal of medical wastes, and participation in reimbursement programs under Medicare and Medicaid. Health care and hospital facilities are subject to extreme cost-containment pressures. Special risk considerations include: increased competition among health care facilities to sell their services more cheaply to third-party insurers and to offer new services; the availability and cost of malpractice and other insurance; shortages in qualified nursing and other health care professional staff; the rising caseload of indigent, uninsured patients with aggravated symptoms; demographic trends, such as an increased elderly population; and the unpredictable effects of the AIDS epidemic (which may have a disproportionate impact on certain communities). Utilization rates are a major factor in hospital revenue projections and can be affected by cost containment measures implemented by governmental or private insurers, long-term advances in health care delivery reducing demand for in-patient services, technological developments which may be rationed by scarcity of equipment or specialists and requirements for state approval, and the facility's reputation in the community. A number of legislative proposals concerning health care are typically under review by Congress or the various state legislatures at any given time, including national health insurance, cost control, incentives for competition in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid health care plans. Additionally, the current administration has promised to substantially reform the health care system. The Sponsor is unable to predict the effect of these proposals, if enacted, on any of the Securities. Hospital revenue securities issued by or on behalf of teaching facilities may also share the characteristics of Higher Education Securities, described below.

    Many hospitals, which may include certain Issuers (or the conduit obligors) of Securities, have been experiencing significant financial difficulties in recent years. The number of hospital closings increased during the late 1980s, particularly among smaller institutions located in rural or inner-city areas. Hospital revenues nationwide are primarily derived from private insurers, many of which have experienced significant operating losses in recent years. The Medicare program accounts for an increasing share of hospital revenues nationwide, and is financed by the Hospital Insurance Trust Fund through payroll taxes. The Fund's trustees have projected, based on current trends, that expenditures will exceed tax revenues by 1995 and that the Fund will be insolvent before 1999. The Social Security Act Amendments of 1983 mandated implementation of a prospective payment system, based upon diagnosis related groups ("DRGs"), for most in-patient services. DRG reimbursement rates are pre-set and may not fully cover the actual cost of furnishing services by any particular facility, and Federal law prohibits health care providers from passing along the excess costs to Medicare beneficiaries. Additionally, many states have implemented prospective payment systems for their Medicaid programs, and have adopted other changes, including enrollment restrictions. Several states, from time to time, have exhausted their Medicaid appropriations during their fiscal years, and temporarily suspended reimbursements.

    States regulate the operation of nursing facilities and may implement guidelines having an adverse impact on their finances, and under certain circumstances states may cause a facility to be placed under receivership. DRG reimbursement rates for hospitals have resulted in increased transfers of acute care patients to nursing homes, causing higher in-patient costs and greater potential malpractice exposure. Medicare nursing home reimbursement, now provided on a cost recovery basis (rather than the DRG system), may be curtailed due to budgetary restrictions.

    Higher Education Securities. These Securities are typically secured by revenues derived from the operations of public or private institutions of higher education, and may include student tuition payments, student activities fees, student or faculty housing charges, parking facility fees and/or other sources of income such as grants, unrestricted gifts or endowment income. Special risk considerations include: the projected decline of the traditional college-aged population in the early 1990s; increases in tuition which may cause a competitive disadvantage in recruitment; the rising cost of faculty salaries; the size of the institution's endowment and investment return; the reputation and competitive position of an institution; levels of Federal and state direct operating assistance, research grants and student aid; and the costs of complying with Federal and state laws and regulations, especially those concerning access to the handicapped.

    Highway Securities. These Securities are typically secured by revenues derived from motor fuel taxes, vehicle registration fees, license fees and fines and/or vehicular tolls or concession lease rentals derived from the operation of road, bridge or tunnel facilities. Revenue sources for such facilities are economically sensitive, particularly with regard to fluctuations in fuel supply, costs and Federal supply allocation or rationing policies; and are also sensitive to local demographic trends with respect to the size and income characteristics of the driving age population. Issuers may incur substantial unanticipated remedial repair expenses as a result of regular safety inspections mandated by Federal or state law. Issuers located in air quality regions designated as nonattainment areas may become subject to stringent transportation control measures ordered pursuant to the Clean Air Act. Revenues of a vehicular toll facility may additionally be affected by lower cost of alternative modes of transportation or the construction and operation in its vicinity of another transportation facility, which could alter established traffic patterns.

    Housing Securities. These Securities are issued by housing authorities payable from revenues derived by state housing finance agencies or municipal housing authorities from repayments on mortgage and home improvement loans made by such agencies. Since housing authority obligations, which are not general obligations of a particular state, are generally supported to some extent by Federal, state or local housing subsidy programs, budgetary constraints, the failure of a housing authority to meet the qualifications required for coverage under the Federal programs, or any legal or administrative determination that the coverage of such Federal programs is not available to a housing authority could result in a decrease or elimination of subsidies available for payment of principal and interest on such housing authority's obligations. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Repayment of housing loans and home improvement loans in a timely manner is dependent on many factors affecting the housing market generally and upon the underwriting and management ability of the individual agencies (i.e., the initial soundness of the loan and the effective use of available remedies should there be a default in loan payments). Economic developments, including failure or inability to increase rentals, fluctuations in interest rates and increasing construction and operating costs may also have an adverse impact on revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

    The Portfolio of the Trust may contain Securities which are subject to the requirements of Section 103A of the Internal Revenue Code of 1954, as amended (the "1954 Code"), or Section 143 of the Internal Revenue Code of 1986, as amended (the "1986 Code" or the "Code"). Sections 103A and 143 provide that obligations issued to provide single family housing will be exempt from Federal income taxation if all of the proceeds of the issue (exclusive of issuance costs and a reasonably required reserve) are used to make or acquire loans which meet requirements including certain requirements which must be satisfied after issuance. If proceeds of the issue are not used to acquire such loans, the issuer may be required to redeem all or a portion of such issue from such uncommitted proceeds to maintain the issue's tax exemption. Bond counsel to each such issuer has issued an opinion that the interest on such Securities was exempt from Federal income tax at the time the Securities were issued. The failure of the issuers of such Securities to meet certain ongoing compliance requirements imposed by Sections 103A and 143 could render the interest on such Securities subject to Federal income taxation, possibly from the date of their issuance. If interest on such Securities in a Trust is deemed to be subject to Federal income taxation, the loss of tax-exempt status can be expected to adversely affect the market value of such Securities. In this event and under the terms of the Indenture the Sponsor may direct the sale of such Securities. The sale of such Securities in such circumstances is likely to result in a loss to the Trust.

    The Portfolio of the Trust may include certain housing authority obligations whose tax exemption depends upon qualification under Section 103(b)(4)(A) of the 1954 Code or Section 142 of the 1986 Code and appropriate Treasury Regulations. Both Sections require that specified minimum percentages of the units in each rental housing project financed by tax-exempt debt are to be continuously occupied by low or moderate income tenants for specified periods. Department of the Treasury Regulations issued under Section 103(b)(4)(A) of the 1954 Code provide that in order to prevent possible retroactive Federal income taxation of interest on such Securities certain conditions must be met. The regulations provide, however, that such retroactive taxation will not occur if the issuer corrects any non-compliance occurring after the issuance of the Securities within a reasonable period after such non-compliance is first discovered or should have been discovered by the issuer. Similar regulations are expected to be issued under 1986 Code Section 142. If the interest on any of the Securities in the Trust that are housing securities should ultimately be deemed to be taxable, the Sponsor may instruct the Trustee to sell such Securities and, since they would be sold as taxable securities, it is expected that such Securities would have to be sold at a substantial discount from current market price of a comparable tax-exempt security.

    The Portfolio of the Trust may contain Securities which contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period which typically does not exceed three years from the date of issuance of such Securities. In periods in which interest rates decline there may be increased redemptions of housing securities pursuant to such redemption provisions. Such an increase in redemptions may occur because conventional mortgage loans may have become available at interest rates equal to or less than the interest rates charged on the mortgage loans previously made available from the proceeds of such housing securities. Therefore, some issuers of such housing securities may have experienced insufficient demand to complete mortgage loan originations for all of the money made available from such securities. In addition, mortgage loans made with the proceeds of housing securities, in general, do not carry prepayment penalties and therefore certain mortgage loans may be prepaid earlier than their maturity dates. If the issuers of such housing securities are unable to or choose not to reloan these monies, they will generally redeem housing securities in an amount approximately equal to such prepayments. The Sponsor is unable to predict at this time whether such redemptions will be made at a high rate. The disposition of such Securities may result in a loss to the Trust.

    Industrial Development/Pollution Control Securities. These Securities were generally issued prior to the enactment of 1986 Code restrictions, and are typically secured by payments made under a loan agreement entered into between the Issuer and the obligor. In some cases, the Securities were additionally secured by guarantees provided by corporate guarantors or by a stand-by letter of credit issued by a bank. Special risk considerations include: the financial condition of the corporate obligor (or guarantor), especially as it may be affected by subsequent corporate restructuring or changes in corporate control.

    Mass Transit Securities. These Securities are typically secured by revenues derived from fares, dedicated sales or property tax revenues, and intergovernmental subsidies. (See also "Special Tax Securities", below.) Most mass transit systems in the country depend upon Federal and state operating subsidies and capital grants. The Federal government significantly reduced its mass transit assistance during the 1980s. Special risk considerations include: ridership and fare levels, quality of services, maintenance and capital construction needs, the commitment and reliability of intergovernmental financial support, and the stability of local tax sources.

    Port Securities. These Securities are typically secured by revenues derived from the operation of port facilities and related commercial activities. Certain port districts have taxing powers granted under interstate compacts or authorizing statutes. Special considerations include: the proximity to major markets, the access and cost of intermodal truck and rail transportation, the type and diversity of the cargo mix, currency and commodity price fluctuations, international trade and tariff policies. Port operations have been sensitive to technological developments, as in the development of containerized shipping, which have led to changes in the competitive position of different ports. No assurance can be given that the Federal government will not impose an embargo on exports to or imports from any current trading partner or that current international trading patterns and policies will not otherwise materially change in the future.

    Public Facilities Securities. These Securities are typically secured by revenues derived from either (i) payments appropriated by governmental entities for the use of equipment or facilities, such as administrative or correctional buildings, or (ii) user charges or other revenues derived from such operations as parking facilities, convention centers or sports arenas. In the first instance, the pledged revenues may be subject to annual appropriation by a legislative body. (See also "Additional Securities Considerations--Non-Obligatory Appropriations", below.) In the latter case, the collection of revenues may be dependent upon the reliability of feasibility forecasts and assumptions concerning utilization rates.

    Resource Recovery/Solid Waste Securities. These Securities are typically secured by revenues derived from the sale of electricity or steam generated as a by-product of the process of incinerating solid waste, and from contractual tipping fees, user charges and ancillary recycling earnings. Special risk considerations include: the supply of solid waste at levels sufficient for the facility to operate at design capacity; the frequency and duration of plant shutdowns for maintenance; the treatment and disposal of fly ash which contains toxic substances, especially dioxin; compliance with air pollution control standards; unanticipated problems associated with the use of developing technologies; and the continuation of FERC policies facilitating cogeneration and its certification of any particular qualifying facility. Governmental service contract payments may be subject to annual appropriation by a legislative body. (See also "Additional Securities Considerations--Non-Obligatory Appropriations", below.) Older facilities may require retrofitting to accommodate new technological developments or to comply with environmental standards. In addition, there may be technological risks that become apparent in the long run that are not presently apparent because of the relatively short history of these facilities, which risks may affect the successful construction or operation of such facilities.

    Special Tax Securities. These Securities are typically secured by revenues derived from specific taxes levied by an Issuer and dedicated to the payment of debt service, such as special levies on retail sales, hotel occupancy or mortgage recordation, or special assessments on real property. Special risk considerations include: the economic sensitivity of the type of tax, the stability of the tax base and any restrictions on the ability of the Issuer to increase tax rates in the event of a shortfall of revenues.

    Student Loan Securities. These Securities are typically secured by revenues derived from payments on student loans; Federal interest subsidies and special allowance payments made to the holders of eligible student loans; insurance payments made on defaulted loans by state guarantee agencies or the Federal government; and proceeds from the sale of the Securities themselves. Eligible loans may be guaranteed by an eligible guarantee agency, typically a state agency or non-profit corporation (the "Guarantor"), which is responsible for servicing the loans and enforcing collections. The obligation of such Guarantor is reinsured by the U.S. Secretary of Education or the U.S. Secretary of Health and Human Services from 80% to 100% of the value of the loan, depending upon the Guarantor's overall default rate. In addition, some loans may be insured directly by the Federal government. Special risk considerations include: high default levels in the underlying student loan notes and reduction or disallowance of reimbursements by the Federal government due to improper servicing and enforcement by the Guarantor. Additionally, the financial condition of a Guarantor may have a direct effect on its ability to make guaranty payments on defaulted student loans, to operate at reduced reimbursement levels and to perform its servicing duties. The credit of certain Student Loan Securities may have been enhanced by a letter of credit. (See "Additional Securities Considerations--Letter of Credit Securities", below.)

    Tax Allocation Securities. These Securities are typically secured by incremental tax revenues collected on property within the areas where redevelopment projects, financed by bond proceeds, are located ("project areas"). Such payments are expected to be made from projected increases in tax revenues derived from higher assessed values of property resulting from development in the particular project area and not from an increase in tax rates. Special risk considerations include: reduction of, or a less than anticipated increase in, taxable values of property in the project area, caused either by economic factors beyond the Issuer's control (such as a relocation out of the project area by one or more major property owners) or by destruction of property due to natural or other disasters; successful appeals by property owners of assessed valuations; substantial delinquencies in the payment of property taxes; or imposition of any constitutional or legislative property tax rate decrease.

    Water and Sewer Securities. These Securities are typically secured by revenues derived from connection fees and user charges imposed by the enterprise. Water system finances may be additionally affected by the terms of supply allocations and of service agreements with major wholesale customers, the imposition of mandatory conservation measures in response to drought and the costs to comply with Federal or state health and environmental standards. Water systems, particularly those located in Western states, may also be financially affected by changes in Federal water policies. A significant number of Federal water contracts with such water systems are scheduled for renewal through the 1990s, and may be subject to increased environmental scrutiny. Sewer systems may be financially affected by costs to comply with Federal or state environmental standards for secondary or tertiary sewage treatment, the pretreatment of toxic industrial wastes prior to discharge into sewer systems, and for municipal storm sewer systems. Special risk considerations include: failure of municipalities to utilize fully the facilities constructed by the authorities; economic or population decline; the difficulty of obtaining or discovering new supplies of fresh water; the effects of conservation programs and the impact of "no growth" zoning ordinances.

    Puerto Rico. The Portfolio of the Trust may contain obligations of Issuers located in the Commonwealth of Puerto Rico. (See Part A--"Summary of Essential Information--Portfolio Summary as of Date of Deposit".) The ability of the issuers of such bonds to meet their obligations may be affected by the economic and social problems facing Puerto Rico. Unemployment in Puerto Rico remains high by United States standards. The island's per capita personal income has been lower than in any state of the United States. Transfer payments from the United States Government under various social welfare programs (such as food stamps, social security and veterans' benefits) contribute significantly to personal income.

    The economy of Puerto Rico is closely integrated with that of the mainland United States and is largely dependent for its development on U.S. policies and programs that could be eliminated by the U.S. Congress. Aid for Puerto Rico's economy has traditionally depended heavily on Federal programs, which aid may not always be available. An adverse effect on the Puerto Rican economy could result from other U.S. policies, including a reduction of tax benefits for distilled products, further reduction in transfer payment programs such as food stamps, curtailment of military spending and policies which could lead to a stronger dollar.

    The Puerto Rican economy consists principally of manufacturing (pharmaceuticals, scientific instruments, computers, microprocessors, medical products, textiles and petrochemicals), agriculture (largely sugar), tourism and the service sector (including finance, insurance, and real estate). Since Puerto Rico is an island and is heavily dependent upon imports and exports, maritime and air transportation are of basic importance to its economy. The manufacturing and service sectors generate the largest portion of gross product. Most of the island's manufacturing output is shipped to the mainland United States, which is also the chief source of semi-finished manufactured articles on which further manufacturing operations are performed in Puerto Rico. The finance, insurance and real estate components of this sector have recently experienced the most growth.

    The government sector of the Commonwealth plays an important role in the economy of the island. Since World War II, the economic importance of agriculture for Puerto Rico, particularly in the dominance of sugar production, has declined. Nevertheless, the Commonwealth-controlled sugar monopoly remains an important economic factor and is largely dependent upon Federal maintenance of sugar prices, the discontinuation of which could severely affect Puerto Rican sugar production. The level of tourism is affected by various factors, including the strength of the U.S. dollar. During periods when the dollar is strong, tourism in foreign countries becomes relatively more attractive.

    The Puerto Rican economy is affected by a number of Commonwealth and Federal investment incentive programs. For example, Section 936 of the 1986 Code generally provides deferral of Federal income taxes for U.S. companies operating on the island until profits are repatriated. No assessment can be made at this time as to whether or not Section 936 and other incentive programs will be continued. It is expected that the elimination of Section 936, if it occurred, would have a strongly negative impact on Puerto Rico's economy. In 1993, the United States, Mexico and Canada entered into the North American Free Trade Agreement ("NAFTA"). If ratified by Congress, NAFTA would permit the duty-free entry of low-wage Mexican goods into the United States. This additional competition for sales in the U.S. market could have an adverse effect on Puerto Rican exports and the Puerto Rican economy.

    There have for many years been three major viewpoints in Puerto Rico with respect to the island's relationship to the United States, one essentially favoring the existing Commonwealth status (but with modifications providing for greater local autonomy), another favoring statehood and a third seeking independence from the United States. The Sponsor cannot predict what effect, if any, a change in the relationship between Puerto Rico and the United States would have on the Issuers' ability to meet their obligations.

    Additional Securities Considerations

    Non-Obligatory Appropriations/Lease Payment Securities. A Trust may contain Securities secured in whole or in part by governmental payments, pursuant to a lease agreement, service contract, installment sale or other agreement. A governmental entity that enters into such an agreement cannot obligate future governments to make payments thereunder, but generally has covenanted to take such action as is necessary to include all such payments due under such agreement in its annual budgets and to make the appropriations therefor. However, a budgetary imbalance in future fiscal years could affect the ability and willingness of the governing legislative body to appropriate, and the availability of monies to make, the payments provided for under such agreement. The leases backing the Securities could be cancelled resulting in a cessation of interest payments to securityholders. If interest payments are discontinued, the securityholders have recourse only to the equipment or property that is being leased. There is no guarantee that a foreclosure on the equipment or property securing the leases would provide sufficient funds to fully repay investors. (For a discussion of additional considerations affecting the financial condition of an Issuer, see: "General Obligation Securities," above.)

    Letter of Credit Securities. A Trust may contain Securities that are additionally secured by letters of credit issued by commercial or savings banks which may be drawn upon (i) if an Issuer fails to make payments of principal of, premium, if any, or interest on a Security backed by such a letter of credit or (ii) if interest on a Security is deemed to be taxable and full payment of principal and any premium due is not made by the Issuer. The letters of credit are irrevocable obligations of the issuing banks. Certain of these letters of credit and guarantees may, in time, be secured by a security interest in collateral. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions, and is affected by general economic conditions. While banks are subject to extensive governmental regulations, exposure to credit losses arising from possible financial difficulties of borrowers or other issuers having letters of credit might affect a bank's credit rating or ability to meet its obligations under a letter of credit.

    Bond Insurance. A Trust may contain Securities that were insured under a policy of insurance ("Bond Insurance") guaranteeing the scheduled payment of interest and principal by the Issuer. Payment under a policy of Bond Insurance will be made in respect of principal of and interest on Securities which shall be due for payment, but which shall be unpaid by reason of nonpayment by the Issuer. All such policies provide for payment of the principal or interest due to a bond trustee or paying agent on the date such payment is due or on the business day following receipt by the bond insurer of notice of nonpayment. In turn, such bond trustee or paying agent will make payment to the securityholder (in this case, the Trustee of the Trust) upon presentation of satisfactory evidence of such securityholder's right to receive such payment. Bond Insurance will provide payment only on scheduled maturity dates and sinking fund payment dates, in the case of principal, and on scheduled dates for payment, in the case of interest. It will not insure payment on acceleration, as a result of a call for redemption (other than sinking fund redemption) or as a result of any other advancement of maturity, nor will it insure the payment of any redemption, prepayment or acceleration premium or any risk other than nonpayment. In the event of any acceleration of the principal of the obligation, the insurance payments will be made at such times and in such amounts as would have been made had there not been an acceleration. Bond Insurance will not insure against nonpayment of principal or interest caused by the insolvency, fraud or negligence of any trustee or paying agent. Bond Insurance does not guarantee the market value of the Securities or the value of the Units. However, any such Bond Insurance represents an element of market value in regard to the Securities thus insured, but the exact effect, if any, of Bond Insurance on such market value cannot be predicted. No assurance can be given that the rating assigned to the claims-paying ability of a bond insurer will not be withdrawn or reduced subsequent to the date of this Prospectus. While Bond Insurance is non-cancelable, no assurance can be given that a bond insurer will be able to perform on its contracts of Bond Insurance in the event a claim should be made thereunder at some time in the future.

    State Guaranty/Insurance. A Trust may contain Securities that were guaranteed or insured as to the scheduled payment of interest and principal by the Issuer, by a state, commonwealth or territorial government, or by an agency thereof. Special considerations include whether the nature of the pledge under the guaranty or insurance agreement is of the "full faith and credit" of the state, and the financial condition of the state. Any such guaranty or insurance policy represents an element of market value in regard to the Security thus guaranteed, but the exact effect, if any, of such guaranty or insurance policy on market value cannot be predicted. (For a discussion of additional considerations affecting the financial condition of a governmental entity providing such guaranty or insurance policy, see "General Obligation Securities", above.)

    Refunded/Escrowed to Maturity/Crossover Refunding Securities. A Trust may contain Securities that have been refunded through the issuance of refunding obligations. Principal and interest payments on such Securities are no longer derived from the revenues or other monies originally pledged for debt service. Instead, principal and interest are payable from the proceeds of the refunding obligations, which monies are held in an escrowed trust fund in amounts sufficient to pay principal and interest on the originally issued Securities when due. These monies are typically held in the form of direct obligations of the United States. "Escrowed to Maturity Securities" are required to be paid at the scheduled sinking fund payment or maturity date, at which time such Escrowed to Maturity Securities will be paid or redeemed at par. "Refunded Securities" will be redeemed prior to their stated maturity date, but only on the earlier of any scheduled sinking fund payment date or the optional redemption date. "Crossover Refunding Securities" become secured by the revenues or other monies originally pledged to secure an earlier bond issue at a predetermined time in the future. Prior to such time, the proceeds from the sale of these crossover refunding bonds are placed in an escrow fund and secure the bonds.

    Redemption of Securities. Most of the Securities are subject to redemption prior to their stated maturity dates, pursuant to optional redemption and/or sinking fund payments by the Issuers. In general, optional redemption provisions are more likely to be exercised when the bid side evaluation is at a premium over par value than when it is at a discount from par. Generally, the bid side evaluation of Securities will be at a premium over par when market interest rates fall below the stated interest rate on such Securities. Certain Securities may be subject to redemption at par pursuant to sinking fund provisions. Such provisions are designed to redeem a significant portion of such obligations gradually over the life of such Securities. Particular bonds of an issue of Securities to be redeemed are generally chosen by lot. The Part A-- "Schedule of Portfolio Securities", contains a listing of the optional redemption and sinking fund payment provisions, if any, with respect to each of the Securities. Certain Securities, identified in Part A--"Summary of Essential Information", are subject to redemption early in the life of the Trust; the redemption price for such Securities may be less than the market price at the time a Unit Holder purchased Units, which may result in a loss. Most of the Securities are also subject to "special" or "extraordinary" mandatory redemption provisions and calls resulting from certain events, including (but not limited to) unexpended proceeds, the receipt of excess revenues or casualty insurance proceeds, or failure to renew any required letter of credit. Securities so redeemed will reduce the average life of the Portfolio, and will cease to bear interest after their redemption and such redemption, at a price less than the price paid therefor, will result in a loss.

    BECAUSE THE REDEMPTION PRICE AND THE SPONSOR'S REPURCHASE PRICE ARE BASED ON BID PRICES FOR THE SECURITIES, THEY MAY BE LESS THAN THE PRICE PAID BY A PURCHASING UNIT HOLDER (OFFERING PRICES ARE NORMALLY HIGHER THAN BID PRICES). DUE TO FLUCTUATIONS IN THE MARKET PRICE OF THE SECURITIES IN THE PORTFOLIO AND THE FACT THAT THE PUBLIC OFFERING PRICE INCLUDES A SALES CHARGE, AMONG OTHER FACTORS, THE AMOUNT REALIZED BY A UNIT HOLDER UPON THE REDEMPTION OR SALE OF UNITS MAY BE LESS THAN THE PRICE PAID FOR SUCH UNITS BY THE HOLDER. (SEE "REDEMPTION--COMPUTATION OF REDEMPTION PRICE PER UNIT".)

    Issuer Default. Although the Sponsor has selected the Securities in the Portfolios in a manner consistent with each Trust's objectives, and taking into consideration the factors listed in "Objectives and Securities Selection," herein, it is possible that one or more of the Securities may experience an event of default in the payment of principal or interest. Should that occur, the bond trustee for such Securities is empowered to protect and enforce its rights and the rights of the Unit Holders (including the Trust) by suits, legal actions and proceedings deemed advisable and expedient, usually including declaring an acceleration of all outstanding principal and interest. However, the enforceability of covenants and agreements of an Issuer, including the pledge to deposit into and retain monies in a debt service fund, may be subject to bankruptcy, insolvency, reorganization, moratorium and other laws affecting creditors' rights and may also be subject to sovereign immunity, the exercise of the state's police powers, and judicial discretion in
appropriate cases.   It is therefore possible that bankruptcy proceedings,
other legal actions, the limited alternative uses to which certain facilities may be put in the event of an asset sale, or other events may limit the bond trustee's recovery of total principal and interest owed on such defaulted Securities (if any) and, hence, the monies paid to the Trustee for distribution to Unit Holders. (See "Issuer Bankruptcy".) The Sponsor is permitted to direct the Trustee to dispose of any Security in a Trust upon default in the payment of principal or interest, when due. (See "Sponsor--Responsibility".) No assurance can be given that a sale under such circumstances would yield proceeds equivalent to the par amount or purchase price of such Security.

    Issuer Bankruptcy. Under Chapter 9 of the Federal Bankruptcy Code, a petition may be filed by a political subdivision or agency of a state which is insolvent or unable to meet its obligations as they mature. Generally, the filing of such a petition operates as a stay of any proceeding to enforce a claim against the debtor. The Federal Bankruptcy Code also requires the debtor to file a plan for the adjustment of its debts which may modify or alter the rights of creditors. Under such a plan the Federal bankruptcy court may permit the debtor to issue certificates of indebtedness which have priority over existing creditors and which could be secured. Any plan of reorganization confirmed by the Federal bankruptcy court would be binding upon all creditors affected by it. The right of the owners of Securities to receive interest, principal payments and redemption premium from any such entity could be adversely affected by a restructuring of such petitioner's debt under Chapter 9. It is possible that recipients of debt service payments made by such entity within ninety days of the filing of a petition could be required to refund them, and their claims would then be treated as if such payments had not been made. No assurance can be given that any priority of holders of securities to payment from monies retained in a debt service reserve fund or from other cash resources would be recognized if a petition were filed under Chapter 9 or pursuant to other subsequently enacted law relating to creditors' rights; such monies might, under such circumstances, be available for the payment of all such entity's creditors generally. Certain Issuers of Securities in the Portfolios have the legal capacity pursuant to state law to file a petition under Chapter 9 without prior state approval.

    No assurance can be given that any obligor of a Security (under the legal documents governing such Security, including any related loan agreement) will not file a voluntary petition or be subject to involuntary reorganization under the Federal Bankruptcy Code.

    Litigation Affecting Securities. To the best knowledge of the Sponsor, there is no material litigation pending as of the Date of Deposit in respect of any Securities which might reasonably be expected to have a material adverse effect upon the Trust. At any time after the Date of Deposit, litigation may be initiated on a variety of grounds with respect to Securities in the Trust, including the validity or tax status of the Securities. While the outcome of litigation of such nature cannot be predicted, an opinion of bond counsel has been delivered with respect to each Security on the date of its issuance to the effect that such Security has been validly issued and that the interest thereon is not included in gross income for Federal income tax purposes under existing law. Such opinion may or may not deal with the status of interest on the Security for alternative minimum tax purposes. If legal proceedings are instituted after the Date of Deposit seeking, among other things, to restrain or enjoin the payment of any of the Securities or attacking their validity or the authorization or existence of an Issuer, the Sponsor may, in accordance with the Indenture, direct the Trustee to dispose of such Security. (See "Sponsor--Responsibility".) No assurance can be given that a sale under such circumstances would yield proceeds equivalent to the par amount or purchase price of such Security.

    Contract Obligations

    Certain Securities in each Trust may be purchased by the Sponsor on a "when, as and if issued" or "delayed delivery" basis; that is, they may not yet be issued by their governmental entities on the Date of Deposit (although such governmental entities are committed to issue such Securities). Contracts relating to such "when, as and if issued" Securities may not settle by the first settlement date for Units.
Moreover, the delivery of such Securities may be delayed or may not occur. Unit Holders who purchase Units prior to settlement of such Securities will be "at risk" with respect to these Securities (i.e., they may derive either gain or loss from changes in the prices of the Securities) from the date they commit to purchase such Units. Interest on such Securities begins accruing to the benefit of Unit Holders as tax-exempt interest on the respective delivery dates of such Securities. In order to provide level interest payments to Unit Holders where the Trust purchases Securities which will settle after the settlement date for Units, the Trustee will reduce its fee over a period of time in an amount equal to the amount of interest that would have so accrued, on such Securities between the initial settlement date for the Units and the delivery date of any such Securities as if such Securities had been delivered prior to purchase of the Units. The reduction of the Trustee's fee eliminates the necessity of reducing regular monthly interest distributions until such Securities are delivered. The Trustee will be reimbursed for the reduction in its fee by the Sponsor. To the extent that the delivery of such Securities is delayed beyond their respective expected delivery dates, the Estimated Current Return and Estimated Long-Term Return for the first year may be lower than indicated in Part A--"Summary of Essential Information."

    Replacement Securities

    In the event that any contract for the purchase of any Security fails, the Sponsor is authorized under the Indenture, subject to the conditions set forth below, to instruct the Trustee to acquire other securities (the "Replacement Securities") for inclusion in the Portfolio of a Trust. Any Replacement Securities must be deposited not later than the earlier of (i) the first monthly Distribution Date of the Trust or (ii) 90 days after the Trust was established. The cost and aggregate principal amount of the

Replacement Securities may not exceed the cost and aggregate principal amount of the Securities which they replace. In addition, the Replacement Securities must (1) be tax-exempt bonds; (2) have a fixed maturity date in the same category as the Security replaced; (3) be purchased at a price that results in a yield to maturity and in a current return, in each case as of the execution and delivery of the Indenture, which is approximately equivalent to the yield to maturity and current return of the Securities which they replace; (4) be purchased within 20 days after delivery of notice of the failed contracts; and (5) have a rating that is investment grade by at least one national rating organization or have, in the opinion of the Sponsor, comparable credit characteristics. Whenever a Replacement Security has been acquired for the Trust, the Trustee will, within five days thereafter, notify all Unit Holders of the acquisition of the Replacement Security.

    In the event a contract to purchase Securities fails and Replacement Securities are not acquired, the Trustee will, not later than the second monthly Distribution Date, distribute to Unit Holders the funds attributable to the failed contract. The Sponsor will, in such a case, refund the sales charge applicable to the failed contract. If less than all the funds attributable to a failed contract are applied to purchase Replacement Securities, the remaining moneys will be distributed to Unit Holders not later than the second monthly Distribution Date. Moreover, the failed contract will reduce the Estimated Net Annual Income per Unit, and may lower the Estimated Current Return and Estimated Long-Term Return.

INSURANCE ON THE SECURITIES IN AN INSURED TRUST

    The Securities in the Portfolio of a Trust designated in Part A as an Insured Trust, including a State Trust designated as an Insured State Trust, are each covered by a policy of Bond Insurance. (See "Additional Securities Considerations--Bond Insurance".) The information contained herein relating to the insurance companies providing Bond Insurance is from published documents and other public sources. No representation is made herein as to the accuracy or adequacy of such information or as to the absence of material adverse changes in such information subsequent to the dates thereof, but the Sponsor is not aware that the information herein is inaccurate or incomplete. Regulation of an insurance company by a state is no guarantee that such insurance company will be able to perform on its contracts of Bond Insurance in the event a claim should be made thereunder at some time in the future.

    AMBAC INDEMNITY--AMBAC Indemnity Corporation ("AMBAC Indemnity") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of the State of Wisconsin, and is licensed to do business in all 50 states, the District of Columbia and the Commonwealth of Puerto Rico with admitted assets of approximately $1.936 billion (unaudited) and statutory capital of approximately $1.096 million (unaudited) as of September 30, 1993. Statutory capital consists of statutory contingency reserve and AMBAC Indemnity's policyholders surplus. AMBAC Indemnity is a wholly owned subsidiary of AMBAC Inc., a 100% publicly-held financial holding company. AMBAC Inc. is not obligated to pay the debts of or claims against AMBAC Indemnity Corporation. Standard & Poor's Corporation has rated the claims-paying ability of AMBAC Indemnity "AAA".

    CAPITAL MARKETS ASSURANCE--Capital Markets Assurance Corporation ("CapMAC") is a New York-domiciled monoline stock insurance company which engages only in the business of financial guarantee and surety insurance. CapMAC is licensed in 49 states in addition to the District of Columbia, the Commonwealth of Puerto Rico and the territory of Guam. Neither CapMAC Holdings Inc. nor any of its stockholders is obligated to pay any claims under any surety bond issued by CapMAC or any debts of CapMAC or to make additional capital contributions. CapMAC is wholly owned by CapMAC Holdings Inc., a company that is owned by a group of institutional and other investors, including CapMAC's management and employees. As at December 31, 1992 and 1991, CapMAC had statutory capital and surplus of approximately $148 million and $232 million, respectively. CapMAC's claims-paying is rated "AAA" by Standard & Poor's Corporation.

    CAPITAL GUARANTY--Capital Guaranty Insurance Company ("Capital Guaranty" or "CGIC") is a monoline stock insurance company incorporated in the State of Maryland, and is a wholly owned subsidiary of Capital Guaranty Corporation, a Maryland insurance holding company (herein, the "Corporation"). Approximately 82.7% of the Corporation is owned by the public as a result of the recent initial public offering on October 6, 1993. The remaining 17.3% Corporation is owned by the following investors:
Constellation Investments, Inc., an affiliate of Baltimore Gas and Electric; Safeco Corporation; and Sibag Finance Corporation, an affiliate of Siemens A.G.. Other than their capital commitment to the Corporation, the investors of the Corporation are not obligated to pay the debts of, or the claims against, Capital Guaranty. As of September 30, 1993, the total policyholders' surplus of Capital Guaranty was approximately $159.9 million (unaudited) and total admitted assets were approximately $270.0 million (unaudited), as reported to the Insurance Department of the State of Maryland. Standard & Poor's Corporation has rated the claims-paying ability of Capital Guaranty "AAA".

    CONNIE LEE--Connie Lee Insurance Co. ("ConnieLee"), a Wisconsin stock insurance company, is a wholly owned subsidiary of the College Construction Loan Insurance Association, an insurance holding company authorized and established by Congress as a private corporation under the laws of the District of Columbia. The enabling legislation calls for ConnieLee to provide credit enhancement services to colleges, universities, teaching hospitals, and other educational institutions. As of September 30, 1993, policyholders' surplus (unaudited) was $103,869,000, stockholders' equity (unaudited) was $140,343,000 and total assets (unaudited) were $209,600,000. Standard & Poor's Corporation has rated the claims-paying ability of ConnieLee "AAA."

    FINANCIAL SECURITY ASSURANCE-- Financial Security Assurance ("FSA") is a monoline insurance company incorporated on March 16, 1984 under the laws of the State of New York. FSA is approximately 92.5% owned by US WEST Capital Corporation and 7.5% owned by Tokio Marine and Fire Insurance Co., Ltd. ("Tokio Marine"). No shareholder of FSA is obligated to pay any debt of FSA or any claim under any insurance policy issued by FSA or to make any additional contribution to the capital of FSA. FSA and its two wholly owned subsidiaries are licensed to engage in financial guaranty insurance business in 49 states, the District of Columbia and Puerto Rico. As of December 31, 1993, the unearned premium reserve of FSA was $200,316,000 (audited) and its total shareholder's equity was $542,468,000 (audited). FSA's claims-paying ability is rated "AAA" by Standard & Poor's Corporation.

    FINANCIAL GUARANTY--Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is a wholly owned subsidiary of General Electric Capital Corporation. Neither FGIC Corporation nor General Electric Capital Corporation is obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of December 31, 1993, the total capital and surplus of Financial Guaranty was approximately $777 million, as reported to the State of New York Insurance Department. Financial Guaranty is currently authorized to write insurance in 49 states and the District of Columbia. Standard & Poor's Corporation has rated the claims-paying ability of Financial Guaranty "AAA".

    MBIA--Each insurance company comprising Municipal Bond Insurance Association ("MBIA") will be severally and not jointly obligated under MBIA policies in the following respective percentages: The Aetna Casualty and Surety Company (33%); Fireman's Fund Insurance Company (30%); The Travelers Indemnity Company (15%); Cigna Property and Casualty Insurance Company, formerly known as Aetna Insurance Company (12%); and The Continental Insurance Company (10%). Each insurance company comprising MBIA is licensed to do business in various states. As a several obligor, each such insurance company will be obligated only to the extent of its percentage of any claim under the MBIA policy and will not be obligated to pay any unpaid obligation of any other member of MBIA. Each insurance company's participation is backed by all of its assets. However, each insurance company is a multiline insurer involved in several lines of insurance other than municipal bond insurance, and the assets of each insurance company also secure all of its other insurance policy and surety bond obligations. As reported to the New York State Insurance Department in accordance with statutory accounting principles, the total assets of the participating insurance companies as of June 30, 1993, were $35.2 billion. Some of the members of MBIA are among the shareholders of MBIA, Inc. MBIA, Inc. is the parent of the Municipal Bond Investors Assurance Corporation ("MBIAC"). MBIAC is a separate and distinct entity from MBIA. MBIAC has no liability to the bondholders for the obligations of MBIA under its policy of Bond Insurance. Standard & Poor's Corporation has rated the claims-paying ability of MBIA "AAA".

    MBIAC--Municipal Bond Investors Assurance Corporation ("MBIAC") is the principal operating subsidiary of MBIA, Inc. The principal shareholders of MBIA, Inc. are Aetna Casualty and Surety Company, The Fund American Companies, subsidiaries of CIGNA Corporation, The Continental Insurance Company and one of its affiliates, and Credit Local de France, CAECL S.A., and they own approximately 35% of the outstanding common stock of MBIA, Inc. Neither MBIA, Inc. nor its shareholders are obligated to pay the debts of or claims against MBIAC. MBIAC, which commenced municipal bond insurance operations on January 5, 1987, is a limited liability corporation rather than a several liability association. MBIAC is domiciled in the State of New York and licensed to do business in all 50 states, the District of Columbia and the Commonwealth of Puerto Rico. Effective December 31, 1989, MBIA, Inc. acquired Bond Investors Group, Inc. On January 5, 1990, MBIAC acquired all the outstanding stock of Bond Investors Group, Inc., the parent of Bond Investors Guaranty Insurance Company ("BIG"). Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to MBIAC and MBIAC has reinsured BIG's net outstanding exposure. As of September 30, 1993, MBIAC had admitted assets of approximately $3.0 billion (unaudited), total liabilities of $2.0 billion (unaudited) and total capital and surplus of approximately $951 million (unaudited) determined in accordance with statutory accounting practices prescribed or
permitted by insurance regulatory authorities.   Standard & Poor's
Corporation rates all new issues insured by MBIAC "AAA" Prime Grade.

    RATINGS OF THE SECURITIES IN AN INSURED TRUST--On the Date of Deposit, all of the Securities in the Insured Trust were rated "AAA" by Standard & Poor's Corporation because of the Bond Insurance policies issued in respect of such Securities. (See Part A--"Schedule of Portfolio Securities," and "Bond Ratings" herein.) Subsequent to the Date of Deposit, a Security may cease to be rated or the rating assigned may be reduced below the minimum requirements of the Insured Trust for the acquisition of Securities. Such reduction would most likely occur if Standard & Poor's Corporation reduced its rating of any of the bond insurers, and, hence, the rating on the Securities insured by such bond insurer. While such events may be considered by the Sponsor in determining whether to direct the Trustee to dispose of the Security (see "Sponsor--Responsibility," herein), such events do not automatically require the elimination of such Security from the Portfolio.

    RATING OF THE UNITS OF AN INSURED TRUST--Standard & Poor's Corporation has rated the Units of an Insured Trust "AAA" because the bond insurers have issued Bond Insurance policies to insure each of the Securities in the Insured Trust. This is the highest rating assigned by Standard & Poor's Corporation. (See "Description of Rating".) The obtaining of this rating by the Insured Trust should not be construed as an approval of the offering of the Units by Standard & Poor's Corporation or as a guarantee of the market value of the Insured Trust or of the Units. Standard & Poor's Corporation has been compensated by the Sponsor for its services in rating Units of the Insured Trusts. There can be no assurance that Units of an Insured Trust will retain the AAA rating.

    DESCRIPTION OF RATING (as described by Standard & Poor's Corporation)- -A Standard & Poor's Corporation rating on the units of an investment trust (hereinafter referred to collectively as "units" and "fund") is a current assessment of creditworthiness with respect to the investments held by such fund. This assessment takes into consideration the financial capacity of the issuers and of any guarantors, insurers, lessees, or mortgagors with respect to such investments. The assessment, however, does not take into account the extent to which fund expenses or portfolio asset sales for less than the fund's purchase price will reduce payment to the unit holder of the interest and principal required to be paid on the portfolio assets. In addition, the rating is not a recommendation to purchase, sell, or hold units, inasmuch as the rating does not comment as to market price of the units or suitability for a particular investor.

    REGULATION OF INSURANCE COMPANIES--Insurance companies are subject to regulation and supervision in the jurisdictions in which they do business under statutes which delegate regulatory, supervisory and administrative powers to state insurance commissioners. This regulation, supervision and administration relate, among other things, to: the standards of solvency which must be met and maintained; the licensing of insurers and their agents; the nature of and limitations on investments; deposits of securities for the benefit of policyholders; approval of policy forms and premium rates; periodic examinations of the affairs of insurance companies; annual and other reports required to be filed on the financial condition of insurers or for other purposes; and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies is required by law to be held in reserve against potential claims on policies and is not available to general creditors.

    Although the Federal government does not regulate the business of insurance, Federal initiatives, such as ERISA regulations on pensions, medical care cost restrictions, no-fault automobile insurance standards, changes in the antitrust exception for insurance businesses and changes in the tax laws, can significantly impact the insurance business. In addition, the Federal government operates in some cases as a co-insurer with the private sector insurance companies.

    Insurance companies are also affected by a variety of state and Federal regulatory measures and judicial decisions that define and extend the risks and benefits for which insurance is sought and provided. These include judicial decisions on risk exposure in areas such as products liability and state and Federal extension and protection of employee benefits, including pension, workers' compensation, and disability benefits. These developments may result in short-term adverse effects on the profitability of various lines of insurance. Longer-term adverse effects can often be minimized through prompt repricing of coverages and revision of policy terms. In some instances these developments may create new business opportunities. All insurance companies write policies and set premiums based on actuarial assumptions about mortality, injury, the occurrence of accidents and other insured events. These assumptions, while well supported by past experience, necessarily do not take account of future events. The occurrence in the future of unforeseen circumstances could affect the financial condition of one or more insurance companies. The insurance business is highly competitive and with the deregulation of financial service businesses, it should become more competitive. In addition, insurance companies may expand into non-traditional lines of business which may involve different types of risks.

    INSURANCE RISK--There is no guarantee that the objectives of an Insured Trust will be achieved since an issuer may be unable to meet its principal and interest payment obligations and, in such event, the insurance company issuing the Bond Insurance may be unable to satisfy its insurance obligation. Insurance is not a substitute for the basic credit of an issuer. NO REPRESENTATION IS MADE AS TO THE ABILITY OF THE INSURANCE COMPANIES TO MEET THEIR COMMITMENTS.

    EVALUATION OF THE SECURITIES--Insurance does not guarantee the market value of the Securities or the value of the Units. However, any such Bond Insurance represents an element of market value in regard to the Securities thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted. The evaluation of the Securities covered by Bond Insurance was determined in the manner set forth in "Public Offering of Units--Public Offering Price".

              OBJECTIVES AND SECURITIES SELECTION

    The objectives of each Trust are the providing of interest income which is exempt, in the opinion of counsel, from Federal income taxes under existing law (with certain exceptions depending on the Unit Holder) and the conservation of capital through an investment in a diversified portfolio of municipal and public authority debt obligation Securities. The extent, if any, to which interest income of the Trust is subject to alternative minimum tax is stated in Part A--"Schedule of Portfolio Securities." There is, of course, no guarantee that a Trust's objectives will be achieved.

    In selecting Securities for each Trust, the following factors, among others, were considered by the Sponsor: (a) rating of the Securities of no less than "BBB" by Standard & Poor's Corporation or "Baa" or "MIG 2" by Moody's Investors Service, or, if unrated, the Securities must have, in the opinion of the Sponsor, comparable credit characteristics, (b) maturities or mandatory payment dates consistent with the life of the Trust, (c) prices of the Securities relative to prices of other securities of comparable quality and maturity, (d) diversification of the Securities as to purpose and location of Issuer (purpose only in the case of a State Trust) and (e) in the case of an Insured Trust, whether or not a Security is insured or insurable. Subsequent to the date specified in Part A of this Prospectus, a Security may cease to be rated or its rating may be reduced below the minimum required as of the Date of Deposit.

                           THE UNITS

    On the date specified in Part A of this Prospectus, each Unit represented the fractional undivided interest in each Trust set forth under Part A--"Summary of Essential Information". The present size and composition of each Trust may be reduced through the maturity, redemption, sale or other disposition of Securities in each Trust, and, as the proceeds of such dispositions are distributed to Unit Holders, the principal amount of Securities represented by each Unit will be reduced. If any Units are redeemed by the Trustee, the fractional undivided interest represented by each Unit still outstanding will be increased although the actual interest in each Trust represented by each such Unit will remain unchanged. (See:
"Redemption".) Units will remain outstanding until tendered for redemption by any Unit Holder (including the Sponsor) or until the termination of the Trust itself. No assurance can be given that a Trust will maintain, for any length of time, its present size and composition. (See "Amendment and Termination of the Indenture--Termination".)

Estimated Annual Income and Current Return

    On the date specified in Part A of this Prospectus, the estimated net annual interest income per Unit of a Trust (or per 1,000 Units in the case of certain Trusts) was the amount set forth under Part A--"Summary of Essential Information" in Part A. This figure is computed by dividing the estimated total gross annual interest income to the Trust (based upon a 360-day year) by the number of Units outstanding on such date, less estimated annual fees and expenses of the Sponsor (if any), the Trustee, counsel and the Evaluator (multiplied by 1,000 Units in the case of certain Trusts). Thereafter, the net annual interest income will change whenever Securities mature, are redeemed or are sold, as the expenses of the respective Trust change. The fees of the Sponsor (if any), the Trustee, counsel and the Evaluator are subject to change without the consent of Unit Holders, to the extent provided under "Expenses and Charges". Interest on the Securities, less estimated expenses of the respective Trust, is expected to accrue at the daily rate shown under Part A--"Summary of Essential Information". This rate will change as Securities mature, are redeemed or are sold, or as the expenses or income of the respective Trust change and if an issuer defaults in the payment of interest.

    The Public Offering Price will vary due to fluctuations in the offering and/or bid prices of the Securities and the net annual interest income per Unit may change as Securities mature, are redeemed or are sold, and/or as the expenses of the Trust change.

    The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the offering price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated in Part A will be realized in the future. The Estimated Long-Term Return is calculated using a formula which
(1) takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and (2) takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated in Part A will be realized in the future. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the Date of Deposit. The Estimated Current Return and the Estimated Long-Term Return will be higher for those Unit Holders paying a reduced sales charge.

                          TAX STATUS

    The following discussion applies to each Trust offered by this Prospectus.

    In the opinion of bond counsel to the issuing governmental authorities, interest income on the Securities comprising the Portfolio of the Trust is (except in certain instances depending upon the Unit Holder, as described below) exempt from Federal income tax under the provisions of the Internal Revenue Code as in effect at the date of issuance. In the case of Securities issued at a time when the 1954 Code was in effect, redesignation of the Code as the Internal Revenue Code of 1986 (the "Code" or the "1986 Code") has not adversely affected the exemption from Federal income tax of interest income on such Securities. Gain (exclusive of any earned original issue discount) realized on sale or redemption of the Securities or on sale of a Unit is, however, includable in gross income for Federal income tax purposes and for state and local income tax purposes generally. (It should be noted in this connection that such gain does not include any amounts received in respect of accrued interest.) Such gain may be capital gain or ordinary income and, if capital gain, may be long or short-term depending upon the facts and circumstances. Securities selling at market discount tend to increase in market value as they approach maturity when the principal amount is payable, thus increasing the potential for taxable gain on their maturity, redemption or sale.

    In the opinion of Cahill Gordon & Reindel, special counsel to the Sponsor, under existing law:

          The Trust is not an association taxable as a corporation for Federal income tax purposes, and interest on an underlying Security which is exempt from Federal income tax under the Code when received by the Trust will retain its status as tax-exempt interest for Federal income tax purposes to the Unit Holders.

          Each Unit Holder will be considered the owner of a pro rata portion of the Trust's assets under Sections 671-678 of the Code.
    Each Unit Holder will be considered to have received a pro rata share of interest derived from the Trust's assets when it is received by the Trust and each Unit Holder will have a taxable event when an underlying Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when the Unit Holder redeems or sells Units. The total tax cost of each Unit to a Unit Holder is allocated among each of the underlying Securities (in accordance with the proportion of the Trust's assets comprised by each Security) in order to determine the Unit Holder's per Unit tax cost for each Security, and the tax cost reduction requirements of the Code relating to amortization of bond premium will apply separately to the per Unit tax cost of each Security. Therefore, under some circumstances a Unit Holder may realize taxable gains when Units are sold or redeemed for an amount equal to or less than the Unit Holder's original cost.

          When a contract to acquire an underlying Security is settled after the Unit Holder's settlement date for a Unit, the Unit Holder's proportionate share of the interest accrued on the underlying Security on the Security settlement date will exceed the portion of the purchase price that was allocable to interest accrued on the Unit settlement date. A Unit Holder will not be subject to Federal income tax on the Unit Holder's proportionate share of the interest which accrues during the period between the Unit settlement date and the Security settlement date either when such interest is received by the Trust or when it is distributed to the Unit Holder.

          Under the income tax laws of the State and City of New York, the income of the Trust will be treated as the income of its Unit Holders.

    If the proceeds received by the Trust upon the sale or redemption of an underlying Security exceed a Unit Holder's adjusted tax cost allocable to the Security disposed of, that Unit Holder will realize a taxable gain to the extent of such excess. Conversely, if the proceeds received by the Trust upon the sale or redemption of an underlying Security are less than a Unit Holder's adjusted tax cost allocable to the Security disposed of, that Unit Holder will realize a loss for tax purposes to the extent of such difference.

    Any gain recognized on a sale or exchange of a Unit Holder's pro rata interest in a Security, and not constituting a realization of accrued "market discount", and any loss will be a capital gain or loss, except in the case of a dealer or financial institution. Gain realized on the disposition of the interest of a Unit Holder in a market discount Security is treated as ordinary income to the extent the gain does not exceed the accrued market discount. A Unit Holder has an interest in a market discount Security in a case in which the Unit Holder's tax cost for the Unit Holder's pro rata interest in the Security is less than the stated redemption price thereof at maturity (or the issue price plus original issue discount accrued up to the acquisition date, in the case of an original issue discount Security). Any capital gain or loss arising from the disposition of a Unit Holder's pro rata interest in a Security will be a long-term capital gain or loss if the Unit Holder has held his or her Units and the Trust has held the Security for more than one year. Under the Code, net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) of individuals, estates and trusts is subject to a maximum nominal tax rate of 28%. Such net capital gain may, however, result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

    Opinions relating to the validity of the underlying Securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuing governmental authorities. It is the view of the

Sponsor that interest on the Securities will not be a tax preference item for purposes of the alternative minimum tax unless the "Schedule of Portfolio Securities" indicates that the interest on a particular Security is, in the opinion of bond counsel, to be treated as a tax preference item for alternative minimum tax purposes. See Part A--"Schedule of Portfolio Securities". Neither the Sponsor nor its counsel have made any review of proceedings relating to the issuance of underlying Securities or the bases for bond counsel's opinions. The Sponsor and its counsel are, however, aware of nothing which would indicate to the contrary.

    Furthermore, exemption of interest on a Security from Federal income tax may require that the issuer of the Security (or other user of the Security proceeds) meet certain ongoing compliance requirements. Failure to meet these requirements could result in loss of the exemption and such loss of exemption could apply retroactively from the date of issuance. A Security may provide that if a loss of exemption is determined to have occurred, the Security is immediately due and payable; and, in the case of a Security which is a secured obligation, that the security can be reached if the Security is not then paid. If such a loss of exemption were to occur and the Security did not contain such an acceleration clause, or if the acceleration did not in fact result in payment of the Security, the affected Security would likely be sold as a taxable bond. Sale of a Security as a taxable bond would likely result in a realization of proceeds less than the cost of the Security.

    In the case of certain of the underlying Securities comprising the Portfolio of the Trust, the opinions of bond counsel indicate that although interest on such underlying Securities is generally exempt from Federal income tax, such underlying Securities are "industrial development bonds" under the 1954 Code or "private activity bonds" under the 1986 Code as those terms are defined in the relevant Code provisions, and interest on such underlying Securities will not be exempt from Federal income tax for any period during which such underlying Securities are held by a "substantial user" of the facilities financed by the proceeds of such underlying Securities (or a "related person" to such a "substantial user"). In the opinion of Messrs. Cahill Gordon & Reindel, interest attributable to such underlying Securities (although not subject to Federal income tax to the Trust), if received by the Trust for the account of a Unit Holder who is such a "substantial user" or "related person," will be taxable (i.e., not tax exempt) to the same extent as if such underlying Securities were held by the Unit Holder directly as owner. No investigation as to the users or of the facilities financed by the underlying Securities has been made by the Sponsor or its counsel. Investors should consult their tax counsel for advice with respect to the effect of these provisions on their particular tax situations.

    In the case of an Insured Trust, assuming that the insurance policies described in "Insurance on the Securities in an Insured Trust" have been validly issued, are of standard form with respect to subrogation and do not relieve the issuer of the Security of its obligations thereunder, Messrs. Cahill Gordon & Reindel are of the opinion that proceeds received under the insurance policies representing matured interest on a defaulted obligation will be excludable from Federal gross income if, and to the same extent, such interest would have been so excludable if paid by the issuer of such defaulted obligation.

    Persons in receipt of Social Security benefits should be aware that a portion of such Social Security benefits may be includible in gross income. For a taxpayer whose modified adjusted gross income plus one-half of his or her Social Security benefits does not exceed $34,000 ($44,000 for married taxpayers filing a joint return), the includible amount is the lesser of
(i) one-half of the Social Security benefits or (ii) one-half of the amount by which the sum of "modified adjusted gross income" plus one-half of the Social Security benefits exceeds $25,000 in the case of unmarried taxpayers and $32,000 in the case of married taxpayers filing a joint return. All other taxpayers receiving Social Security benefits are required to include up to 85% of their Social Security benefits in income.

    Modified adjusted gross income is adjusted gross income determined without regard to certain otherwise allowable deductions and exclusions from gross income, plus tax-exempt interest on municipal obligations including interest on the Securities. To the extent that Social Security benefits are includible in gross income they will be treated as any other item of gross income and therefore may be taxable.

    Investors should also consult their tax counsel for advice with respect to the effect, if any, on the tax cost of Units to a Unit Holder in cases in which a contract to acquire a Security is settled after the settlement date for such Units and the Unit Holder's proportionate share of the interest accrued on the underlying Security on the Security settlement date will exceed the portion of the purchase price allocable to interest accrued on the Unit settlement date. In such cases, the Unit Holder may have an adjustment to his tax basis in his Units for interest accruing on such Securities during the interval between purchase of Units and delivery of Securities.

    THE EXEMPTION OF INTEREST ON MUNICIPAL OBLIGATIONS FOR FEDERAL INCOME TAX PURPOSES DOES NOT NECESSARILY RESULT IN EXEMPTION UNDER ANY OTHER FEDERAL TAX LAW OR UNDER THE INCOME OR OTHER TAX LAWS OF ANY STATE OR CITY. THE LAWS OF THE SEVERAL STATES VARY WITH RESPECT TO THE TAXATION OF SUCH OBLIGATIONS. (See "Administration of the Trust--Reports to Unit Holders".)

    The Portfolio of the Trust may contain zero coupon bond(s) or one or more other Securities which were originally issued at a discount ("original issue discount"). In general, original issue discount can be defined as the difference between the price at which a Security was issued and its stated redemption price at maturity. In the case of a Security issued before September 4, 1982, original issue discount is deemed to accrue (be "earned") as tax-exempt interest ratably over the period from the date of issuance of the Security to the date of maturity and is apportioned among the original holder of the obligation and subsequent purchasers in accordance with a ratio the numerator of which is the number of calendar days the obligation was owned by the holder and the denominator of which is the total number of calendar days from the date of issuance of the obligation to its date of maturity. Gain or loss upon the disposition of an original issue discount Security in a Portfolio is measured by the difference between the amount realized upon disposition of and the amount paid for such obligation. A holder is entitled, however, to exclude from gross income that portion of such gain attributable to accrued interest and the "earned" portion of original issue discount.

    In the case of a Security issued after September 3, 1982, original issue discount is deemed to accrue on a constant interest method which corresponds, in general, to the economic accrual of interest (adjusted to eliminate proportionately on an elapsed-time basis any excess of the amount paid for the Security over the sum of the issue price and the accrued original issue discount on the acquisition date). The tax basis in the Security is increased by the amount of original issue discount that is deemed to accrue while the Security is held. The difference between the amount realized on a disposition of the Security (ex currently accrued interest) and the adjusted tax basis of the Security will give rise to taxable gain or deductible loss upon a disposition of the Security by the Trust (or a sale or redemption of Units by a Unit Holder).

    The Code provides, generally, that adjustments to taxable income to produce alternative minimum taxable income for corporations will include 75% of the amount by which adjusted current earnings (which would include tax-exempt interest) of the taxpayer exceeds the alternative minimum taxable income of the taxpayer before any amount is added to alternative minimum taxable income because of this adjustment.

    For Federal income tax purposes, Trust expenses allocable to producing or collecting Trust interest income are not deductible because the interest income derived by the Trust is exempt from Federal income tax. A state or local income tax may provide for a deduction for the portion of such Trust expenses attributable to the production or collection of income derived by the Trust and taxed by the state or locality. The effect on any such deductions of the Code rules whereby investment expenses and other miscellaneous deductions are deductible only to the extent in excess of 2% of adjusted gross income would depend upon the law of the particular state or locality involved.

    The Code also imposes an additional 12/100% ($12.00 per $10,000) environmental tax on the alternative minimum taxable income (determined without regard to any alternative tax net operating loss deduction) of a corporation in excess of $2,000,000 for each taxable year beginning before January 1, 1996. The environmental tax is an excise tax and is deductible for Federal income tax purposes (but not for purposes of the environmental tax itself). Although the environmental tax is based on alternative minimum taxable income, the environmental tax must be paid in addition to any Federal income taxes payable by the corporation.

    From time to time proposals have been introduced before Congress the purpose of which is to restrict or eliminate the Federal income tax exemption for interest on securities similar to the Securities in the Trust or to require treatment of such interest as a "tax preference" for alternative minimum tax purposes, and it can be expected that similar proposals may be introduced in the future. The Trust and the Sponsor cannot predict what legislation, if any, in respect of the tax status of interest on Securities may be proposed by the Executive Branch or by members of Congress, nor can they predict which proposals, if any, might be enacted or whether any legislation if enacted would apply to the Securities in the Trust.

    In addition, investors should be aware that no deduction is allowed for Federal income tax purposes for interest on indebtedness incurred or continued to purchase or carry Units in the Trust. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of the Units.

    All taxpayers are required to report for informational purposes on their Federal income tax returns the amount of tax-exempt interest they receive.

    INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS WITH RESPECT TO THE APPLICABILITY OF THE FOREGOING GENERAL COMMENTS TO THEIR OWN PARTICULAR SITUATIONS AND AS RESPECTS STATE AND LOCAL TAX CONSEQUENCES OF AN
INVESTMENT IN UNITS.

                   PUBLIC OFFERING OF UNITS

Public Offering Price

    The Public Offering Price of Units, including Additional Units, during the initial public offering period is computed by adding to the aggregate offering price of the Securities in a Trust, and thereafter, by adding to the aggregate bid price of the Securities in the Trust, any money in the Principal Account other than money required to redeem previously tendered Units and money to be distributed to the Sponsor or solely to Unit Holders other than the purchasing Unit Holders, dividing such sum by the number of Units outstanding, and then adding a sales charge (as shown in Part A- -"Summary of Essential Information--Special Considerations"). For the short and short intermediate term Trusts, this Sales Charge will be reduced over the life of the Trust, as set forth under Part A--"Summary of Essential Information--Public Offering Price". For purchases settling after the first settlement date (including purchases of Units created after the initial date of deposit) a proportionate share of accrued and undistributed interest on the Securities from the purchase date to, but not including, the settlement date for Units purchased is also added to the Public Offering Price. The Public Offering Price on the date specified in this Prospectus or on any subsequent date will vary in accordance with fluctuations in the evaluation of the underlying Securities in each Trust.

    During the initial public offering period and thereafter, the aggregate bid or offering prices of the Securities in the Trust, as is appropriate, shall be determined for the Trust by the Evaluator in the following manner: (a) on the basis of current bid or offering prices for the Securities as obtained from investment dealers or brokers (including the Depositor), (b) if bid or offering prices are not available for the Securities, on the basis of current bid or offering prices for comparable securities, (c) by determining the value of the Securities on the bid or offering side of the market by appraisal, or (d) by any combination of the above. The value of insurance obtained by the issuer of a Security is reflected and included in the market value of such Security. With respect to the initial evaluation of the offering prices of Securities which at the Date of Deposit were subject to syndicate offering period pricing restrictions, it is the practice of the Evaluator to determine such evaluation on the basis of the syndicate offering price, unless factors cause the Evaluator to conclude that such syndicate offering price does not then accurately reflect the fair market value of such Securities, in which case the Evaluator will also take into account the other criteria described above for the purpose of making its determination. Such evaluations and computations will be made during the initial public offering period on the offering side of the market as of the close of business on each day commencing with the Date of Deposit of the Securities, and will be effective for all sales of Units made during the preceding 24-hour period. Following the initial public offering period, evaluations made for purposes of secondary market transactions by the Sponsor will be made on the bid side of the market on each business day as of the Evaluation Time, effective for all sales made during the preceding 24-hour period. Evaluations for purposes of redemptions by the Trustee will be made each business day as of the Evaluation Time, effective for all redemptions made subsequent to the last preceding determination. The price at which Units may be repurchased by the Sponsor in the secondary market could be less than the price paid by the Unit Holder. For information relating to the calculation of the Redemption Price, which, like the Public Offering Price in the secondary market, is based upon the aggregate bid price of the underlying Securities and which may be expected to be less than the aggregate offering price, see "Redemption".

    In addition to the Public Offering Price, the price of a Unit includes accrued interest on the Securities for purchase of Units which settle after the first settlement date for Units. Because of the varying interest payment dates of the Securities, accrued interest on the Securities at any point in time will be greater than the amount of interest actually received by the respective Trust and distributed to Unit Holders. Therefore, accrued interest is added to the value of the Units. If a Unit Holder sells all or a portion of his or her Units, such Unit Holder will ordinarily receive a proportionate share of the accrued interest from the purchaser of such Units. Similarly, if a Unit Holder redeems all or a portion of its Units, the Redemption Price per Unit will include accrued interest on the Securities.

    Securities deposited in a Trust on the Date of Deposit include an item of accrued but unpaid interest up to the Date of Deposit. Unless otherwise indicated in Part A--"Summary of Essential Information--Public Offering Price," in an effort to reduce the amount of accrued interest which investors would have to pay in addition to the Public Offering Price, the Trustee may advance to the Trust the amount of interest accrued on the Securities up to and including the first settlement date for Units; thus, the Sponsor can sell the Units at a price which includes accrued interest only from the day after the Date of Deposit. In such case, the Trustee will recover the amount of this advance from interest payments received on the Securities deposited in each Trust. Unless otherwise indicated in Part A--"Summary of Essential Information--Public Offering Price", the amount of accrued interest to be added to the Public Offering Price of Units purchased by Unit Holders will include accrued interest from the first settlement date for Units to, but not including, the settlement date of the investor's purchase, less any distributions from the Interest Account. Such proportionate share will be an asset of the Unit Holder and will be received in subsequent distributions or upon the sale of its Units.

    On the Date of Deposit, the Public Offering Price per Unit and the Sponsor's Initial Repurchase Price per Unit (based on the offering side evaluation of the Securities in a Trust) each exceeded the Redemption and Sponsor's Secondary Market Repurchase Price per Unit (based upon the bid side evaluation of the Securities in a Trust) by the amounts set forth in Part A--"Summary of Essential Information".

Public Distribution

    During the initial public offering period, Units, including Additional Units, will be distributed to the public by the Sponsor and through dealers at the Public Offering Price, calculated on each business day, plus accrued interest for Units which settle after the first settlement date. The initial public offering period is 30 days, unless all Units are sold prior thereto whereupon the initial public offering period will terminate. The initial public offering period may be extended by the Sponsor for as long as Units remain unsold. Upon the termination of the initial public offering period, unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this

Prospectus at the then current Public Offering Price calculated daily, plus accrued interest.

    The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor, and from time to time may offer Units for sale through dealers who are members of the National Association of Securities Dealers, Inc.

Secondary Market

    While not obligated to do so, it is the Sponsor's present intention to maintain a secondary market for Units of the Trust and to offer continuously to repurchase Units from Unit Holders at the applicable Sponsor's Repurchase Price. During the initial public offering period, the Sponsor's Repurchase Price is computed by adding to the aggregate of the offering prices of the Securities in the Trust any money in the Principal Account other than money required to redeem tendered Units, plus accrued interest, deducting therefrom expenses of the Trustee, Evaluator, Sponsor and counsel, and taxes, if any, and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation. After the initial public offering period, the Sponsor's Repurchase Price is based on the aggregate of the bid prices of the Securities in the Trust. There is no refund of the sales charge, nor is there any additional sales charge incurred, when a Unit Holder sells Units back to the Sponsor. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price, plus accrued interest. Any profit or loss resulting from the resale of such Units will belong to the Sponsor.

    If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units. In such event, although under no obligation to do so, the Sponsor may, as a service to Unit Holders, offer to repurchase Units at the Redemption Price, a price based on the current bid prices for the Securities, plus accrued interest. Alternatively, Unit Holders may redeem their Units through the Trustee.
The Redemption Price per Unit is computed based on the bid side evaluation of the Securities, not the offering side evaluation. There is no refund of the sales charge, nor is any additional sales charge incurred, when a Unit Holder tenders Units for redemption. If the Sponsor repurchases Units in the secondary market at the Redemption Price, it may reoffer these Units in the secondary market at the Public Offering Price, or the Sponsor may tender Units so purchased to the Trustee for redemption. In no event will the price offered by the Sponsor for the repurchase of Units be less than the current Redemption Price for those Units. (See "Redemption".)

    The bid prices for the Securities may be expected to be less than the offering prices. In the past, bid prices of securities similar to those in a short or short intermediate term trust have been lower than the offering prices thereof by as much as 1-1/4% of principal amount for inactively traded securities and as little as 1/4 of 1% in the case of actively traded issues. It can be expected that the difference between the bid and offering prices in a short or short intermediate term trust will average about 1/2% to 1% of principal amount. Bid prices of securities similar to those in an intermediate or intermediate long term trust have been lower than the offering prices thereof by as much as 2-1/2% and as little as 1/2 of 1%; the difference between the bid and offering prices will average about 1% to 2%. Bid prices of securities similar to those in a long term trust have been lower than the offering prices thereof by as much as 3-1/2% of principal amount for inactively traded securities and as little as 1/2 of 1% in the case of actively traded issues. It can be expected that the difference between the bid and offering prices will average about 1-1/2% to 2% of principal amount. All of the ranges discussed above are estimates only;
the actual difference for a particular Security or Trust may be greater or less, depending on market conditions. For this reason, among others (including the fact that the Public Offering Price includes a sales charge), the amount realized by a Unit Holder upon redemption or sale of Units may be less than the price paid by the Unit Holder for such Units.

Profit of Sponsor

    The Sponsor receives a sales charge on Units sold to the public. On the sale of Units to dealers, the Sponsor will retain the difference between the dealer concession and the sales charge. The Sponsor may have also realized a profit (or sustained a loss) on the deposit of the Securities in each Trust, representing the difference between the cost of the Securities to the Sponsor and the cost of the Securities to the Trust. In addition, the Sponsor may receive placement fees or may realize profits or sustain losses with respect to Securities acquired from underwriting syndicates of which the Sponsor is a member. The Trust may contain Securities which were acquired through the Sponsor's participation as sole underwriter or manager or as a member of the underwriting syndicate for such Securities. (See Part A--"Summary of Essential Information--Portfolio Summary as of Date of Deposit".) An underwriter typically purchases securities, such as the Securities in each Trust, from the issuer on a negotiated or competitive bid basis in order to market such securities to investors at a profit. The Sponsor may realize additional profit (or sustain a loss) due to daily fluctuations in the prices of the Securities in each Trust and, thus, in the Public Offering Price of Units received by the Sponsor during the initial offering period and during the maintenance of a secondary market, if any. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or prior to the payment for Securities upon their delivery may be used in the Sponsor's business to the extent permitted by applicable regulations and may be of benefit to the Sponsor.

    The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units (based on the bid side of the Securities in each Trust) and the prices at which the Sponsor resells such Units (such prices include the sales charge) or the prices at which the Sponsor redeems such Units (also based on the bid side of the Securities in each Trust), as the case may be.

Volume Discount

    Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The volume discount is available due to the realization of economies of scale in sales effort and sales-related expenses involved in volume purchases. The Sponsor may at any time change the amount by which the sales charge is reduced, or may discontinue the discount altogether.

    The reduced sales charges, as shown on the chart in Part A of this Prospectus, will apply to all purchases of Units of a particular Trust on any one day by the same person, partnership or corporation (other than a dealer) in the amounts stated herein. Purchases of Units of a particular

Trust will not be aggregated with concurrent purchases of Units of any other trust that may be offered by the Sponsor.

    Units held in the name of the purchaser's spouse or in the name of a purchaser's child under the age of 21 are deemed for volume discount purposes to be registered in the name of the purchaser. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation, purchasing Units for a single trust estate or single fiduciary account.

                        EXCHANGE OPTION

    Unit Holders of any Dean Witter sponsored unit investment trust or any holders of units of any other unit investment trust (collectively, "Unit Holders") may elect to exchange any or all of their units for units of one or more of any series of the Dean Witter Select Municipal Trust or for units of any other Dean Witter sponsored unit investment trust that may from time to time be made available for such exchange by the Sponsor (the "Exchange Trusts"). Such units may be acquired at prices based on reduced sales charges per unit. The purpose of such reduced sales charge is to permit the Sponsor to pass on to the Unit Holder who wishes to exchange units the cost savings resulting from such exchange. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the Exchange Option. Series of the following Exchange Trusts are currently available: the Dean Witter Select Municipal Trust, the Dean Witter Select Government Trust, the Dean Witter Select Equity Trust, the Dean Witter Select Investment Trust and the Dean Witter Select Corporate Trust.

    Each Exchange Trust has different investment objectives; a Unit Holder should read the Prospectus for the applicable Exchange Trust carefully to determine the investment objective prior to exercise of this option.

    This option will be available provided the Sponsor maintains a secondary market in units of the applicable Exchange Trust and provided that units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the state in which the Unit Holder is a resident. While it is the Sponsor's present intention to maintain a secondary market for the units of Exchange Trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which a Unit Holder wishes to sell or exchange Units; thus, there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option at any time without further notice to Unit Holders. In the event the Exchange Option is not available to a Unit Holder at the time such Unit Holder wishes to exercise such option, the Unit Holder will be immediately notified and no action will be taken with respect to such tendered Units without further instruction from the Unit Holder.

    Exchanges will be effected in whole units only. Any excess proceeds from the surrender of a Unit Holder's Units will be returned. Alternatively, Unit Holders will be permitted to make up any difference between the amount representing the Units being submitted for exchange and the amount representing the units being acquired up to the next highest number of whole units.

    An exchange of Units pursuant to the Exchange Option will generally constitute a "taxable event" under the Code, i.e., a Unit Holder will recognize a gain or loss at the time of exchange. However, an exchange of Units of this Series of the Dean Witter Select Municipal Trust for units of any other series of the Exchange Trusts which are grantor trusts for U.S. federal income tax purposes will not constitute a taxable event to the extent that the underlying securities in each trust do not differ materially either in kind or in extent. Unit Holders are urged to consult their own tax advisors as to the tax consequences of exchanging Units in their particular cases.

    To exercise the Exchange Option, a Unit Holder should notify the Sponsor of the desire to acquire units of one or more of the Exchange Trusts. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, the Unit Holder may select the series or group of series for which its Units are to be exchanged. The Unit Holder will be provided with a current prospectus or prospectuses relating to each series in which interest is indicated.

    The exchange transaction will operate in a manner essentially identical to any secondary market transaction, i.e., Units will be repurchased at a price equal to the aggregate bid side evaluation per Unit of the Securities in the Portfolio, plus accrued interest. Units of the Exchange Trust will be sold to the Unit Holder at a price equal to the offering or bid side evaluation (as applicable) per unit of the securities in the Exchange Trust's Portfolio, plus accrued interest and the applicable sales charge of $25 per unit ($25 per 1,000 units in the case of a short term or a short intermediate term Exchange Trust or 2.5% of the Public Offering Price where the cost per unit is significantly less than $1.00). If a Unit Holder has held its Units for less than a five-month period the sales charge shall be the greater of (i) $25 or (ii) the difference between the sales charge on the Exchange Trust and the sales charge on the Trust currently held.

                     REINVESTMENT PROGRAMS

    Distributions of interest and principal, if any, from the intermediate term Trusts and the long term Trusts are made monthly, and distributions of interest from the short or short intermediate term Trusts are made to Unit Holders semiannually. Distributions of principal from the short or short intermediate term Trust may be made more frequently than semiannually.
(See "Administration of the Trust--Distributions from the Interest and Principal Accounts".) The Unit Holder has the option, however, of either receiving an interest check, together with any principal payments, from the Trustee or participating in a choice of reinvestment programs offered by the Sponsor: (i) the Dean Witter Select Municipal Reinvestment Fund, an open-end investment company whose investment objective is to provide a high level of current income which is not included in gross income for Federal income tax purposes, or (ii) the Active Assets Account. The Unit Holder may not choose reinvestment for Units of a Trust in both the Dean Witter Select Municipal Reinvestment Fund and the Active Assets Account. Participation in the reinvestment programs is conditioned on such programs' lawful qualification for sale in the state in which the Unit Holder is a resident. Upon enrollment in a reinvestment program, the Trustee will direct interest distributions and principal distributions, if any, to the chosen fund. The Dean Witter Select Municipal Reinvestment Fund is composed primarily of high yielding, long term bonds, the interest on which is not included in gross income for Federal tax purposes, that are managed by the InterCapital Division of the Sponsor. The Active Assets Account offers a choice of four funds as well as check writing and a variety of other privileges; there is an initial minimum requirement of a deposit with the InterCapital Division of $20,000 worth of cash or marginable securities upon enrollment. For more information concerning these funds, the Unit Holder should fill out and mail the attached card. The appropriate prospectus or prospectuses will be sent to the Unit Holder according to the indicated choice. A Unit Holder's election to participate in either reinvestment program will apply to all Units of each Trust owned by such Unit Holder. A Unit Holder should read the prospectus for the reinvestment program carefully before deciding to participate.

                          REDEMPTION

Tender of Units

    Units may be tendered to the Trustee for redemption at its unit investment trust office upon payment of any relevant tax. (See "Trustee".) At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

    Certificates for Units to be redeemed must be properly endorsed or accompanied by a written instrument of transfer, although redemptions without the necessity of certificate presentation will be effected for record Unit Holders for whom Certificates have not been issued. Unit Holders must sign exactly as their name appears on the face of the Certificate with the signature guaranteed by an officer of a national bank or trust company or by a member firm of either the New York, Midwest or Pacific Stock Exchanges. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

    Within seven calendar days following such tender, or if the seventh calendar day is not a business day, on the first business day prior thereto, the Unit Holder will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in Part A--"Summary of Essential Information" on the date of tender. (See "Redemption--Computation of Redemption Price per Unit".) The date of tender is deemed to be the date on which Units are received by the Trustee, except that as regards Units received after the Evaluation Time, the date of tender is the first day after such date on which the New York Stock Exchange is open for trading, and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

    Accrued interest paid on redemption shall be withdrawn from the Interest Account, or, if the balance therein is insufficient, from the Principal Account. All other amounts paid on redemption shall be withdrawn from the Principal Account. The Trustee is empowered to sell Securities in order to make funds available for redemption. Such sales, if required, could result in a sale of Securities by the Trustee at a loss. To the extent Securities are sold, the size and diversity of the Trust will be reduced.

    The Trustee reserves the right to suspend the right of redemption and to postpone the date of payment of the Redemption Price per Unit for any period during which the New York Stock Exchange is closed, other than weekend and holiday closings, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission by rule or regulation) an emergency exists as a result of which disposal or evaluation of the underlying Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trustee is not liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

Computation of Redemption Price per Unit

    The Redemption Price per Unit of the Trust is determined by the Trustee on the basis of the bid prices of the Securities in the Trust (or contracts for Securities to be acquired by the Trust) as of the Evaluation Time on the date any such determination is made. The Redemption Price per Unit is each Unit's pro rata share, determined by the Trustee, of: (1) the aggregate value of the Securities in the Trust (or contracts for securities to be acquired by the Trust) on the bid side of the market (determined by the Evaluator as set forth below), (2) cash on hand in the Trust, and accrued and unpaid interest on the Securities as of the date of computation, less (a) amounts representing taxes or governmental charges payable out of the Trust, (b) the accrued expenses of the Trust, and (c) cash held for distribution to Unit Holders of record as of a date prior to the evaluation. Accrued interest payable in respect of the Units from the date of tender to, but not including, the fifth business day thereafter also comprises a part of the Redemption Price per Unit. The Evaluator may determine the value of the Securities in the Trust (1) on the basis of current bid prices for the Securities, (2) if bid prices are not available for any Securities, on the basis of current bid prices for comparable securities, (3) by appraisal, or (4) by any combination of the above. Securities insured under a policy obtained by the issuer thereof are entitled to the benefits of such insurance at all times and such benefits are reflected and included in the market value of such Securities.

Purchase by the Sponsor of Units
Tendered for Redemption

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor, prior to the close of business on the second succeeding business day, may purchase any Units tendered to the Trustee for redemption at the price so bid by making payment therefor to the Unit Holder in an amount not less than the Redemption Price not later than the day on which the Units would otherwise have been redeemed by the Trustee. (See "Public Offering of Units--Secondary Market".) Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

    The price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus. (See "Public Offering of Units--Public Offering Price".) Any profit resulting from the resale of such Units will belong to the Sponsor which likewise will bear any loss resulting from a lower Public Offering or Redemption Price subsequent to its acquisition of such Units. (See "Public Offering of Units--Profit of Sponsor".)

                    RIGHTS OF UNIT HOLDERS

Certificates

    Ownership of Units is evidenced by registered certificates issued in denominations of one or more Units, which have been executed by the Trustee and the Sponsor. These Certificates are transferable or exchangeable upon presentation at the corporate trust office of the Trustee, properly endorsed or accompanied by an instrument of transfer satisfactory to the Trustee and executed by the Unit Holder or its authorized attorney, together with the payment of $2.00, if required by the Trustee (or such other amount as may be determined by the Trustee and approved by the Sponsor) and any other tax or governmental charge imposed upon the transfer of Certificates. The Trustee will replace any mutilated, lost, stolen or destroyed Certificate upon proper identification, satisfactory indemnity and payment of charges incurred. Any mutilated Certificate must be presented to the Trustee before any substitute Certificate will be issued.

Certain Limitations

    No Unit Holder shall have the right to vote except with respect to removal of the Trustee, certain amendments of the Indenture, or termination of a Trust. (See "Amendment and Termination of the Indenture".) Unit Holders shall have no right to control the operation or administration of a Trust in any manner, except upon the vote of 51% of the Unit Holders outstanding at any time for purposes of amendment, or termination of a Trust or discharge of the Trustee, all as provided in the Indenture.

    The death or incapacity of any Unit Holder (or the dissolution of the Sponsor) will not operate to terminate a Trust, nor entitle the legal representatives or heirs of such Unit Holder to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of a Trust.

                     EXPENSES AND CHARGES

Initial Expenses

    All expenses and charges incurred prior to or in the establishment of each Trust, including the cost of bond insurance premiums for Securities for which the Sponsor has obtained bond insurance (if any), the initial preparation, printing and execution of the Indenture and the Certificates, the initial fees of the Evaluator, initial legal and auditing expenses, the cost of the preparation and printing of this Prospectus and all other advertising and selling expenses, have been or will be, paid by the Sponsor or the members of the underwriting account.

Fees

    The Sponsor's fee is set forth in Part A--"Summary of Essential Information--Sponsor's Annual Portfolio Supervision Fee". Such fee, earned for Portfolio supervisory services, is based upon the aggregate face amount of Securities in each Trust at the beginning of each calendar year and may exceed the actual costs of providing Portfolio supervisory services for these Trusts, but at no time will the total amount the Sponsor receives for Portfolio supervisory services rendered to all series of the Dean Witter Select Municipal Trust in any calendar year exceed the aggregate cost to the Sponsor of supplying such services in such year.

    For its services as Trustee under the Indenture, the Trustee receives annually the amount set forth under Part A--"Summary of Essential Information", computed monthly on the basis of the largest principal amount of Securities in each Trust at any time during the preceding month.
Certain regular and recurring expenses of a Trust, including certain mailing and printing expenses, are borne by the Trust. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Agreement.

    For each evaluation of the Securities in each Trust, the Evaluator shall receive a fee, payable monthly, set forth under Part A--"Summary of Essential Information".

    The Sponsor's fee accrues monthly but is paid quarterly, and the Trustee's fees and the Evaluator's fees are payable semiannually in short and short intermediate term trusts (monthly in intermediate, intermediate long and long term trusts) on or before each Distribution Date from the Interest Account, to the extent funds are available and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in accordance with the terms of the Indenture.

Other Charges

    The following additional charges are or may be incurred by the Trusts, as more fully described in the Indenture: (a) fees of the Trustee for extraordinary services, (b) expenses of the Trustee (including legal expenses and the cost of an annual audit of the accounts of a Trust by an independent public accountant selected by the Sponsor) and of counsel designated by the Sponsor, (c) various governmental charges, (d) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders, (e) indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without gross negligence, bad faith, willful misfeasance or willful misconduct on its part or reckless disregard of its obligations and duties, (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred in acting as Sponsor or Depositor under the Indenture without gross negligence, bad faith, willful misfeasance or willful misconduct or reckless disregard of its obligations and duties,
(g) expenditures incurred in contacting Unit Holders upon termination of the Trust and (h) to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or state securities laws so long as the Sponsor is maintaining a market for the Units.

    The fees and expenses set forth herein are payable out of each Trust and when so paid by or owing to the Trustee are secured by a lien on that Trust. If the balances in the Interest and Principal Accounts are insufficient to provide for amounts payable by each Trust, the Trustee has the power to sell Securities to pay such amounts. To the extent Securities are sold, the size of such Trust will be reduced and the proportions of the types of Securities will change. Such sales might be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. Moreover, due to the minimum principal amount in which Securities may be required to be sold, the proceeds of such sales may exceed the amount necessary for the payment of such fees and expenses.

                  ADMINISTRATION OF THE TRUST

Records and Accounts

    The Trustee will keep records and accounts of all transactions of each Trust at its unit investment trust office. (See "Trustee".) These records and accounts and executed copies of the Indenture will be available for inspection by Unit Holders at reasonable times during normal business hours. The Trustee will additionally keep on file for inspection by Unit Holders a current list of the Securities held in a Trust. In connection with the storage and handling of certain Securities deposited in the Trust, the Trustee is authorized to use the services of Depository Trust Company. These services would include safekeeping of the Securities, coupon-clipping, computer book-entry transfer and institutional delivery services. under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Distribution

    The Trustee will collect the interest on the Securities (including monies representing penalties for the failure to make timely payments on the Securities, liquidated damages for default or breach of any condition or term of the Securities, and monies paid (if any) pursuant to any contract of insurance representing interest on the Securities) as it becomes payable, and credit such interest to a separate Interest Account created by the Indenture. All monies received by the Trustee from sources other than interest will be credited to a separate Principal Account. All funds collected or received will be held by the Trustee in trust without interest to Unit Holders as part of each Trust or the Reserve Account (if any) established pursuant to the Indenture, for taxes or charges referred to herein until required to be disbursed in accordance with the provisions of the Indenture.

Distribution of Interest and Principal

    Interest and principal received by the Trust will be distributed on each Distribution Date on a pro rata basis to Unit Holders of record as of the preceding Record Date. All distributions will be net of applicable expenses, funds required for the redemption of Units and, if applicable, reimbursements to the Trustee for interest payments advanced to Unit Holders on previous monthly Distribution Dates. (See Part A--"Summary of Essential Information", "Expenses and Charges" and "Redemption".)

    The pro rata share of the Interest Account and the pro rata share of cash in the Principal Account represented by each Unit will be computed by the Trustee each month as of the Record Date. (See Part A--"Summary of Essential Information".) Proceeds received from the disposition of any of the Securities subsequent to a Record Date and prior to the next succeeding Distribution Date will be held in the Principal Account and will not be distributed until the following Distribution Date. The distribution to Unit Holders as of each Record Date will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to one-twelfth of such Unit Holders' pro rata share of the estimated annual income to be credited to the Interest Account after deducting estimated expenses (the "Interest Distribution") plus such Unit Holders' pro rata share of the cash balance in the Principal Account computed as of the close of business on the preceding Record Date. Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the second Distribution Date following their purchase of Units. No distribution need be made from the Principal Account if the balance therein is less than an amount sufficient to distribute the Minimum Principal Distribution per Unit set forth in Part A of the Prospectus. (See "Summary of Essential Information".) The Interest Distribution per Unit initially will be in the amount shown under "Summary of Essential Information" in Part A and will change as the income and expenses of the Trust change and as Securities are exchanged, redeemed, paid down or sold.

    Because interest on the Securities is not received by a Trust at a constant rate throughout the year, any semiannual Interest Distribution or monthly Interest Distribution may be equal to, greater than or less than the amount actually received by that Trust representing interest on the Securities in its Portfolio as of a Distribution Date. In order to make Interest Distributions at a constant amount, the Trustee is required under the Indenture to advance such amounts as may be necessary to provide such level Interest Distributions, thereby eliminating fluctuations which would otherwise occur in such distributions as a result of the variances in interest payments on Securities in the Trusts. The Trustee will be reimbursed, without interest, for any such advances from interest received on the Securities thereafter. If all or a portion of the Securities for which advances have been made subsequently fail to pay interest when due, the Trustee may recoup advances made by it in anticipation of receipt of interest payments on such Securities by reducing the amount otherwise distributable per Unit with respect to one or more monthly Interest Distributions. If Units are redeemed subsequent to such advances by the Trustee, but prior to receipt by the Trustee of actual notice of such failure to pay interest, the amount of which was so advanced by the Trustee, each remaining Unit Holder will be subject to a greater pro rata reduction in its monthly Interest Distribution than would have occurred absent such redemptions. Funds which are available for future distributions, payments of expenses and redemptions are in accounts which are non-interest bearing to Unit Holders and are available for use by the Trustee, pursuant to normal banking procedures. In addition, because of the varying interest payment dates of the Securities comprising the Trust's Portfolio, accrued interest at any point in time will be greater than the amount of interest actually received by the Trust and distributed to Unit Holders. This excess accrued but undistributed interest amount (the "accrued interest carryover"), will be added to the value of the Units on any purchase after the date of the Prospectus.

    The Trust has been structured so that a positive cash balance in the Interest Account will be available to pay the current expenses and charges of each Trust. Therefore, it is not anticipated that the Trustee will have to sell Securities in each Trust to pay such expenses. The Trustee, when making Interest Distributions, will have previously deducted from the Interest Account the expenses and charges mentioned above, and thus will distribute on each Distribution Date an amount which will be less than the interest accrued to each Unit Holder on or immediately prior to such Distribution Date by amounts equal to the current expenses and charges of each Trust. The amount paid to a Unit Holder on a Distribution Date typically includes interest which has recently been paid on the Securities in the Trust. To the extent such recently received interest payments exceed the amount of the next regularly scheduled Interest Distribution, such interest will be held by the Trustee until the next following Distribution Date as an asset of the Unit Holders and will be included as part of the amount which will be received in subsequent Interest

Distributions, upon the sale of Units or, in part, upon the sale, redemption, or maturity of Securities in each Trust.

    The Trustee will distribute to Unit Holders an amount equal to such Unit Holder's pro rata share of the cash balance in the Principal Account resulting from the sale, redemption or maturity of Securities, less any monies received as proceeds of Securities which were sold to redeem tendered Units. In a short or short intermediate term trust, the pro rata share of the cash balance in the Principal Account will be distributed within one month of the date of such sale, redemption or maturity of Securities (the "Principal Record Date") to all Unit Holders of record on the Principal Record Date. In an intermediate, intermediate long or long term trust, the pro rata share of the cash balance in the Principal Account will be distributed on each Distribution Date, or shortly thereafter, to Unit Holders of record on the preceding Record Date.

    Any amounts to be paid on redemption of Units representing interest shall be withdrawn from the Interest Account to the extent funds are available. All other amounts paid on redemption shall be withdrawn from the Principal Account.

    The Trustee has agreed to advance to the Trust the amount of accrued interest due on the Securities in the Portfolio from their respective issue dates or previous interest payment dates through the first expected settlement date. This accrued interest amount will be paid to the Sponsor as the holder of record of all Units on such date. Consequently, when the Sponsor sells Units of a Trust after the date of the Prospectus, the amount of accrued interest to be added to the Public Offering Price of the Units purchased by an investor will include only accrued interest from the first expected settlement date to, but not including, the date of settlement of the investor's purchase (normally five business days after purchase), less any distributions from the Interest Account. Since a person who contracts to purchase Units on the date of the Prospectus will settle such purchase on the first expected settlement date of Units, no accrued interest will be added to the Public Offering Price. The Trustee will recover its advancements to the Trust (without interest or other cost to the Trust) from interest received on the Securities deposited in the Trust.

Reports to Unit Holders

    With each distribution, the Trustee will furnish to the Unit Holders, a statement of the amount of interest and other receipts, if any, distributed, expressed in each case as a dollar amount per Unit (or per 1,000 Units, in the case of a short or short intermediate term Trust) and a change of address card. In the event that the Issuer of any of the Securities fails to make payment when due of any interest or principal and such failure results in a change in the amount which would otherwise be distributed as a distribution, the Trustee will, with the first such distribution following such failure, set forth in an accompanying statement, the Issuer and the Securities, the amount of the reduction in the distribution per Unit resulting from such failure, the percentage of the aggregate face amount of Securities which such Security represents and, to the extent then determined, information regarding any disposition or legal action with respect to such Security. Within two months after the end of each calendar year, the Trustee will furnish to each person who at any time during such calendar year was a Unit Holder of record a statement setting forth:

    As to the Interest Account: the amount of interest received on the Securities and the percentage of such amount by states and territories in which the Issuers of the Securities are located; the amount paid from the Interest Account upon the redemption of Units; the deductions from the Interest Account for applicable taxes or other governmental charges, if any, and fees and expenses of the Sponsor (if any), the Trustee, the Evaluator and counsel; the deductions from the Interest Account for payment into the Reserve Account; and the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit (or per 1,000 Units) outstanding on the last business day of such calendar year.

    As to the Principal Account: the dates of the sale, maturity, liquidation or redemption of any of the Securities and the net proceeds received therefrom, excluding any portion credited to the Interest Account; the amount paid from the Principal Account representing the Units which were redeemed; if amounts in the Interest Account were insufficient, the deductions from the Principal Account, if any, for payment of applicable taxes or other governmental charges, fees and expenses of the Sponsor (if any), the Trustee, the Evaluator and counsel; if amounts in the Interest Account were insufficient, the deductions from the Principal Account for payment into the Reserve Account; and the net amount remaining after such payments and deductions expressed both as a total dollar amount and as a dollar amount per Unit (or per 1,000 Units) outstanding on the last business day of such calendar year.

    The following information: a list of the Securities of the last business day of such calendar year; the number of Units outstanding on the last business day of such calendar year; the Redemption Price per Unit (or per 1,000 Units) based on the last Trust evaluation made during such calendar year; and the amounts actually distributed during such calendar year from the Interest and Principal Accounts, separately stated, expressed both as total dollar amounts and as dollar amounts per Unit (or per 1,000 Units) outstanding on the Record Dates for such distributions.

    In order to comply with state and local tax reporting requirements, the Trustee will furnish to Unit Holders, upon request, evaluations of the Securities as determined by the Evaluator. The accounts of the Trust shall be audited not less frequently than annually by independent certified public accountants designated by the Sponsor, and the report of such accountants will be furnished by the Trustee to Unit Holders upon request.

                            SPONSOR

    Dean Witter Reynolds Inc. ("Dean Witter") is a corporation organized under the laws of the State of Delaware and is a principal operating subsidiary of Dean Witter, Discover & Co., a publicly-traded corporation ("DWDC"). Dean Witter is a financial services company that provides to its individual, corporate, and institutional clients services as a broker in securities and commodities, a dealer in corporate, municipal, and government securities, an investment banker, an investment adviser, and an agent in the sale of life insurance and various other products and services. Dean Witter is a member firm of the New York Stock Exchange, the American Stock Exchange, the Chicago Board Options Exchange, other major securities exchanges and the National Association of Securities Dealers, and is a clearing member of the Chicago Board of Trade, the Chicago Mercantile Exchange, the Commodity Exchange Inc., and other major commo-dities exchanges. Dean Witter is currently servicing its clients through a network of approximately 375 domestic and international offices with approximately 7,500 account executives servicing individual and institutional client accounts.

Limitations on Liability

    The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Indenture, but will be under no liability to Unit Holders for taking any action or refraining from any action in good faith or for errors in judgment or liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Securities, except in case of its own willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. (See "Sponsor-Responsibility".)

Responsibility

    The Trust is a unit investment trust and is not actively managed. The Indenture, however, permits the Sponsor to direct the Trustee to dispose of any Security in the Trust upon the happening of certain events, including without limitation, the following:

    1. Default in the payment of principal or interest on any Security when due and payable,

    2. Institution of legal proceedings seeking to restrain or enjoin the payment of any Security or attacking their validity,

    3. A breach of covenant or warranty which could adversely affect the payment of debt service on the Security,

    4. Default in the payment of principal or interest on any other outstanding obligations of the same Issuer of any Security,

    5. In the case of a Security that is a revenue bond, a fall in revenues, based upon official reports, substantially below the estimated revenues calculated to be necessary to pay principal and interest,

    6. A decline in market price to such an extent, or such other market or credit factor, as in the opinion of the Sponsor would make retention of a Security detrimental to the Trust and to the interests of the Unit Holders,

    7. Refunding or refinancing of the Security, as set forth in the Indenture for the Trust, or

    8. The loss of Federal income tax exemption with respect to interest on the Security.

    The Sponsor intends to monitor continuously developments affecting the Securities in each Trust in order to determine whether the Trustee should be directed to dispose of any such Securities.

    It is the responsibility of the Sponsor to instruct the Trustee to reject any offer made by an Issuer of any of the Securities to issue new obligations in exchange and substitution for any Security pursuant to a refunding or refinancing plan, except that the Sponsor may instruct the Trustee to accept such an offer or to take any other action with respect thereto as the Sponsor may deem proper if the Issuer is in default with respect to such Security or in the judgment of the Sponsor the Issuer will probably default in respect to such Security in the foreseeable future.

    Any obligations so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Indenture to the same extent as Securities originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for any of the underlying Securities, the Trustee is required to give notice thereof to each Unit Holder, identifying the Securities eliminated and the Securities substituted therefor. Except as stated in this and the preceding paragraph, the acquisition by the Trust of any securities other than the Securities initially deposited and any additional Securities supplementally deposited in the Trust (see "Introduction" herein), and/or a Replacement Security is prohibited.

Resignation

    If at any time the Sponsor shall resign under the Indenture or shall fail to perform or be incapable of performing its duties thereunder or shall become bankrupt or if its affairs are taken over by public authorities, the Indenture directs the Trustee to either (1) appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission, or (2) terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                            TRUSTEE

    The Trustee for the Trust will be specified in Part A of this prospectus and be either United States Trust Company of New York or The Bank of New York. United States Trust Company of New York, with its principal place of business at 114 West 47th Street, New York, New York 10036, and its unit investment trust office at 770 Broadway, New York, New York 10003, has, since its establishment in 1853, engaged primarily in the management of trust and agency accounts for individuals and corporations. The Bank of New York has its principal place of business at 48 Wall Street, New York, New York 10286, and its unit investment trust office at 101 Barclay Street, New York, New York 10286. Unit Holders should direct inquiries regarding distributions, address changes and other matters relating to the administration of a Trust for which The Bank of New York is Trustee to Unit Investment Trust Division, P.O. Box 974, Wall Street Station, New York, New York 10268-0974.

    The Trustee is a member of the New York Clearing House Association and is subject to supervision and examination by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. In connection with the storage and handling of certain Securities deposited in a Trust, the Trustee may use the services of the Depository Trust Company. These services may include safekeeping of the Securities and coupon-clipping, computer book-entry transfer and institutional delivery services. The Depository Trust Company is a limited purpose trust company organized under the Banking Law of the State of New York, a member of the Federal Reserve System and a clearing agency registered under the Securities Exchange Act of 1934.

Limitations on Liability

    The Trustee shall not be liable or responsible in any way for depreciation or loss incurred by reason of the disposition of any moneys, Securities or Certificates or in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents except in cases of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other authority having jurisdiction.

Responsibility

    For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit Holders" and "Sponsor--Resignation".

Resignation and Removal

    By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible.
If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may remove the Trustee in the event that the Sponsor determines that the Trustee has materially failed to perform its duties under the Indenture and the interest of Unit Holders has been substantially impaired as a result, and such failure has continued for a period of sixty days following the Trustee's receipt of notice of such determination by the Sponsor. The Sponsor may also remove the Trustee in other instances as specified in the Indenture. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed or, if appointed, has not accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

                           EVALUATOR

    The Evaluator is Kenny S&P Evaluation Services, a division of Kenny Information Systems, Inc., with main offices located at 65 Broadway, New York, New York 10004.

Limitations on Liability

    The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor, or Unit Holders for errors in judgment. But this provision shall not protect the Evaluator in cases of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

Responsibility

    The Indenture requires the Evaluator to evaluate the Securities in a Trust on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Securities on the basis of their offering or bid prices as appropriate, see "Public Offering of Units--Public Offering Price".

Resignation

    The Evaluator may resign or may be removed by the Sponsor, and in such event, the Sponsor is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by a successor evaluator. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

          AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

    The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit Holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interests of the Unit Holders; provided that the Indenture may also be amended by the Sponsor and the Trustee (or the performance of any of the provisions of the Indenture may be waived) with the consent of Unit Holders owning 51% of the Units of the Trust at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders. In no event, however, shall the Indenture be amended to increase the number of Units issuable thereunder, to permit the deposit or acquisition of securities or other property either in addition to or in substitution for any of the Securities initially deposited in the Trust, except for the substitution of certain refunding securities for such Securities as initially provided in the Indenture or in connection with a supplemental deposit of Securities and issuance of Additional Units, nor shall the Indenture be amended to provide the Trustee with the power to engage in business or investment activities not specifically authorized in the Indenture as originally adopted or so as to affect adversely the characterization of the Trust as a grantor trust for Federal income tax purposes. In the event of any amendment, the Trustee is obligated to notify promptly all Unit Holders of the substance of such amendment.

Termination

    The Trust may be terminated at any time by the consent of the holders of 51% of the Units or by the Trustee upon the direction of the Sponsor when the value of the Trust as shown on the last business day of June or December in any year is less than 40% of the value of the Securities initially deposited therein supplemented by the deposit of additional Securities, if any. However, in no event may the Trust continue beyond the Mandatory Termination Date set forth under Part A--"Summary of Essential Information." In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders. Within a reasonable period after termination, the Trustee will sell any Securities remaining in the terminated Trust, and, after paying all expenses and charges incurred by the Trust, will distribute to each Unit Holder, upon surrender for cancellation of his Certificate for Units, his pro rata share of the balances remaining in the Interest and Principal Accounts. The sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unit Holder upon termination may be less than the principal amount of Securities represented by the Units held by such Unit Holder.

                        LEGAL OPINIONS

    Certain legal matters in connection with the Units offered hereby have been passed upon by Cahill Gordon & Reindel, a partnership including a professional corporation, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                           AUDITORS

    The financial statements of the Trust included in this Prospectus have been audited by Deloitte & Touche, certified public accountants, as stated in their report appearing herein, and are included in reliance upon such report given upon the authority of that firm as experts in accounting and auditing.

                         BOND RATINGS

Standard & Poor's Corporation

    A Standard & Poor's Corporation corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers, or lessees.

    The bond rating is not a recommendation to purchase or sell a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished to Standard & Poor's Corporation by the issuer or obtained by Standard & Poor's Corporation from other sources it considers reliable. Standard & Poor's Corporation does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may
__________

2  As described by the rating agencies.

be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information.

    The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- Debt rated "AAA" has the highest rating assigned by Standard & Poor's Corporation. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal, differs from the highest rated issues only in small degree.

    A -- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

    BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

    Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody's Investors Service

    A brief description of the applicable Moody's Investors Service's rating symbols and their meanings is as follows:

    Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. "Aa" bonds are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

    A -- Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated "Baa" are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Rating symbols may include numerical modifiers "1," "2," or "3." The numerical modifier "1" indicates that the security ranks at the high end, "2" in the mid-range, and "3" nearer the low end of the generic category. These modifiers of rating symbols "Aa," "A" and "Baa" are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

    Conditional ratings, indicated by "Con" are given to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. A parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

    The following summarizes the applicable designations used by Moody's for short-term notes and short-term loans:

    MIG 1 -- Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG 2 -- Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

Fitch Investors Service, Inc.

    A brief description of the applicable Fitch Investors Services, Inc. rating symbols and their meanings is as follows:

    AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

    A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

    Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

             FEDERAL TAX FREE VS. TAXABLE INCOME


    This table shows the approximate yields which taxable securities must earn in various income brackets to produce, after Federal income tax, returns equivalent to tax-exempt bond yields. The table is computed on the theory that the taxpayer's highest bracket tax rate is applicable to the entire amount of any increase or decrease in his or her taxable income resulting from a switch from taxable to tax-exempt securities or vice versa. The table reflects the Federal income tax rates and tax brackets for the 1994 taxable year under the Code as in effect on the date of this Prospectus. Because the Federal rate brackets are subject to adjustment based on changes in the Consumer Price Index, the taxable equivalent yields for subsequent years may vary somewhat from those indicated in the table. Use this table to find your tax bracket. Read across to determine the approximate taxable yield you would need to equal a return free of Federal income tax.

1994 Tax Year
___________________________________________________________________________________

Taxable Income Bracket*                                Tax Exempt Yield
Joint            Single           Tax
Return           Return           Rate   4%   4.5%    5%     5.5%    6%    6.5%     7%

                                                 Taxable Equivalent Yield

Up to $38,000    Up to $22,750    15.0% 4.705 5.294  5.882  6.470  7.059   7.647   8.235
$38,000-91,850   $22,750-55,100   28.0% 5.555 6.250  6.944  7.638  8.333   9.028   9.722
$91,850-140,000  $55,100-115,000  31.0% 5.797 6.521  7.246  7.971  8.696   9.420  10.145
$140,000-250,000 $115,000-250,000 36.0% 6.250 7.031  7.812  8.593  9.375  10.156  10.937
Over $250,000    Over $250,000    39.6% 6.622 7.450  8.278  9.105  9.933  10.761  11.589


    *The income amount shown is income subject to Federal income tax reduced by adjustments to income, exemptions, and itemized deductions or the standard deduction. It is assumed that the investor is not subject to the alternative minimum tax. Where applicable, investors should take into account the provisions of the Code under which the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals. Under the Code, an individual taxpayer with adjusted gross income in excess of a $111,800 threshold amount is subject to an overall limitation on certain itemized deductions, requiring a reduction equal to the lesser of (i) 3% of adjusted gross income in excess of the $111,800 threshold amount or (ii) 80% of the amount of such itemized deductions otherwise allowable. The benefit of each personal exemption is phased out for married taxpayers filing a joint return with adjusted gross income in excess of $167,700 and for single taxpayers with adjusted gross income in excess of $111,800. Personal exemptions are phased out at the rate of two percentage points for each $2,450 (or fraction thereof) of adjusted gross income in excess of the applicable threshold amount. The first three Federal tax brackets, the threshold amounts at which itemized deductions are subject to reduction, and the range over which personal exemptions are phased out will be adjusted for inflation in each year after 1994. The 36% and the 39.6% Federal tax brackets will be adjusted for inflation for each year after 1994, using 1993 as the base year.

                    CONTENTS OF REGISTRATION STATEMENT


            This registration statement comprises the following documents:

            The facing sheet.

            The Cross Reference Sheet.

            The Prospectus.

            The signatures.

            Consents of the Evaluator, Independent Auditors,
            Standard & Poor's Ratings Services and Maryland counsel; all other consents were previously filed.

            The following exhibits:

            23.  1a.    Consents of Kenny S&P Evaluation Services,
                        a division of J.J. Kenny Co., Inc.

                  1b.   Consent of Independent Auditors.

                  1d.   Consent of Standard & Poor's Ratings
                        Services, a division of The McGraw-Hill
                        Companies, Inc.

                  8.2   Opinion and Consent of Maryland counsel.

            27.   1.    Financial Data Schedule of
                        Dean Witter Select Municipal Trust,
                        Insured California Intermediate Term
                          Portfolio Series 11.

                  2.    Financial Data Schedule of
                        Dean Witter Select Municipal Trust,
                        Delaware Portfolio Series 13.

                  3.    Financial Data Schedule of
                        Dean Witter Select Municipal Trust,
                        Maryland Portfolio Series 15.

                            CONSENT OF COUNSEL

            The consents of counsel to the use of their names in the Prospectus included in this Registration Statement are contained in their opinions filed as Exhibits EX-5, EX-8 and EX-8.1 to this Registration Statement.

                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, each of the registrants, Dean Witter Select Municipal Trust, Insured California Intermediate Term Portfolio Series
11, Delaware Portfolio Series 13 and Maryland Portfolio
Series 15, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 2 to the Registration
Statement to be signed on their behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 16th day of November, 1995.

                        DEAN WITTER SELECT MUNICIPAL TRUST,
                        INSURED CALIFORNIA INTERMEDIATE TERM
                         PORTFOLIO SERIES 11
                        DELAWARE PORTFOLIO SERIES 13
                        MARYLAND PORTFOLIO SERIES 15
                              (Registrants)

                        By:  DEAN WITTER REYNOLDS INC.
                                       (Depositor)

                                    Thomas Hines
                                    Thomas Hines
                                    Authorized Signatory

            Pursuant to the requirements of the Securities Act of 1934, this Post-Effective Amendment No. 2 to the Registration Statement has been signed on behalf of Dean Witter Reynolds
Inc., the Depositor, by the following person in the following capacities and by the following persons who constitute a majority of the Depositor's Board of Directors in The City of New York and State of New York on this 16th day of November, 1995.

                                          DEAN WITTER REYNOLDS INC.

Name                          Office

Philip J. Purcell         Chairman and Chief)
                          Executive Officer )
                          and Director<F53> )

                                              By:  Thomas Hines
                                                   Thomas Hines
                                                   Attorney-in-fact<F53>



_________________________
<F53> Executed copies of the Powers of Attorney have been filed with the
      Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 33-56389.

Name                          Office

Richard M. DeMartini          Director<F53>

Nancy S. Donovan              Director<F53>

Robert J. Dwyer               Director<F53>

Christine A. Edwards          Director<F53>

James F. Higgins              Director<F53>

Stephen R. Miller             Director<F53>

Richard F. Powers             Director<F53>

Philip J. Purcell             Director<F53>








_________________________
<F53> Executed copies of the Powers of Attorney have been filed with the
      Securities and Exchange Commission in connection with the Registration Statement on Form S-6 for File No. 33-56389.